                                                      REGISTRATION NOS. 33-37722
                                                                        811-6216
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO.

                     POST-EFFECTIVE AMENDMENT NO. 18   [X]


                             REGISTRATION STATEMENT
                                   UNDER THE
                      INVESTMENT COMPANY ACT OF 1940   [X]


                                AMENDMENT NO. 25

                       (CHECK APPROPRIATE BOX OR BOXES.)
                            ------------------------

                            MONY VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                       THE MUTUAL LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 708-2000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 EDWARD P. BANK
                   VICE PRESIDENT AND DEPUTY GENERAL COUNSEL

                       THE MUTUAL LIFE INSURANCE COMPANY
                                  OF NEW YORK
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------


     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective on May 1, 1998 pursuant to paragraph (a) of Rule 485.



     The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice will be filed on or before March 30, 1998.

================================================================================

                             CROSS REFERENCE SHEET
                             (REQUIRED BY RULE 495)

                                     PART A


                         ITEM NO.                                        LOCATION
----------------------------------------------------------  -----------------------------------
  1.  Cover Page..........................................  Cover Page
  2.  Definitions.........................................  Definitions
  3.  Synopsis............................................  Synopsis
  4.  Condensed Financial Information.....................  Condensed Financial Information
  5.  General Description of Registrant, Depositor,
        and Portfolio Companies...........................  The Mutual Life Insurance Company
                                                            of New York; MONY Variable Account
                                                            A; The Funds
  6.  Deductions and Expenses.............................  Charges and Deductions
  7.  General Description of Variable Annuity Contracts...  Payment and Allocation of Net
                                                            Purchase Payments; Other Provisions
  8.  Annuity Period......................................  Annuity Provisions
  9.  Death Benefit.......................................  Death Benefit; Annuity Provisions
 10.  Purchases and Contract Value........................  Payment and Allocation of Net
                                                            Purchase Payments
 11.  Redemptions.........................................  Surrenders
 12.  Taxes...............................................  Federal Tax Status
 13.  Legal Proceedings...................................  Legal Proceedings
 14.  Table of Contents of Statement of Additional
        Information.......................................  Table of Contents of Statement of
                                                            Additional Information

                                            PART B
 15.  Cover Page..........................................  Cover Page
 16.  Table of Contents...................................  Table of Contents
 17.  General Information and History.....................  The Mutual Life Insurance Company
                                                            of New York
 18.  Services............................................  Not Applicable
 19.  Purchases of Securities Being Offered...............  Not Applicable
 20.  Underwriters........................................  Prospectus -- The Mutual Life
                                                            Insurance Company of New York
 21.  Calculation of Performance Data.....................  Performance Data
 22.  Annuity Payments....................................  Not Applicable
 23.  Financial Statements................................  Financial Statements

                                            PART C
  Information related to the following Items is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

 24.  Financial Statements and Exhibits
 25.  Directors and Officers of the Depositor
 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant
 27.  Number of Contractowners
 28.  Indemnification
 29.  Principal Underwriters
 30.  Location of Accounts and Records
 31.  Management Services
 32.  Undertakings

PROSPECTUS


                               DATED MAY 1, 1998


             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY

                            MONY VARIABLE ACCOUNT A
                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

     The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of cash value on a variable basis and payment of annuity benefits. The Contracts are designed for use by individuals in retirement plans that may or may not qualify for special federal income tax treatment. The types of pension plans that may purchase the Contracts are retirement plans which receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code. (See "Definitions -- Qualified Plans" at page 2.)

     At the election of the Contractholder, purchase payments for the Contracts will be allocated to either (i) a segregated investment account of The Mutual Life Insurance Company of New York (the "Company"), which account has been designated MONY Variable Account A (the "Variable Account"), or (ii) the Guaranteed Interest Account, which is a part of the Company's General Account or to both as the Contractholder may determine. The Variable Account invests in shares of MONY Series Fund, Inc. and The Enterprise Accumulation Trust at their net asset value. (See "The Funds" at page 10.) Upon the issuance of the Contract, purchase payments for the Contracts will be allocated to the Money Market Subaccount of the Variable Account and will be held there pending expiration of the Free Look Period. After expiration of the Free Look Period, the Cash Value of the Contract will automatically be transferred to one or more of the Subaccounts of the Variable Account in accordance with the instructions of the Contractholder. (See "PAYMENT AND ALLOCATION OF NET PURCHASE PAYMENTS" at page 14.) Contractholders bear the complete investment risk for all amounts allocated to the Variable Account. This Prospectus generally describes only the variable features of the Contract. (For a summary of the Guaranteed Interest Account, see "Guaranteed Interest Account" at page 12.) This Prospectus sets forth the basic information that a prospective purchaser should know before investing. Please keep this Prospectus for future reference.


     A Statement of Additional Information dated May 1, 1998, incorporated herein by reference, and containing additional information about the Contracts, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available from the Company without charge upon written request to the address shown on the request form on page 35 of this Prospectus or by telephoning 1-800-487-6669. The Table of Contents of the Statement of Additional Information can be found on page of this Prospectus.


     This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction in which such may not be lawfully made.

     In pursuing its investment objective, the High-Yield Bond Subaccount purchases shares of the High Yield Bond Portfolio which may invest significantly in lower rated bonds, commonly referred to as "Junk Bonds". Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investment in these types of securities have special risks and therefore, may not be suitable for all investors. Investors should carefully assess the risks associated with allocating purchase payments to this subaccount.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
        COMMISSION, OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
         ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
            TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS
              IS VALID ONLY WHEN ACCOMPANIED (OR PRECEDED) BY A
              CURRENT PROSPECTUS FOR MONY SERIES FUND, INC. AND
                      THE ENTERPRISE ACCUMULATION TRUST.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                                 1-800-487-6669

                               TABLE OF CONTENTS


                                                                                        PAGE
                                                                                        ----
Definitions...........................................................................    1
Synopsis..............................................................................    3
The Company and the Variable Account..................................................   10
The Mutual Life Insurance Company of New York.........................................   10
Year 2000 Issue.......................................................................   10
MONY Variable Account A...............................................................   10
The Funds.............................................................................   11
Guaranteed Interest Account...........................................................   13
Payment and Allocation of Net Purchase Payments.......................................   13
Issuance of the Contract..............................................................   13
Free Look Privilege...................................................................   14
Allocation of Net Purchase Payments and Cash Value....................................   15
Termination of the Contract...........................................................   18
Surrenders............................................................................   18
Death Benefit.........................................................................   19
Death Benefit Provided by the Contract................................................   19
Election and Effective Date of Election...............................................   19
Payment of Death Benefit..............................................................   20
Charges and Deductions................................................................   20
Deductions from Payments..............................................................   20
Charges Against Cash Value............................................................   20
Mortality and Expense Risk Charge.....................................................   22
Taxes.................................................................................   23
Investment Advisory Fee...............................................................   23
Annuity Provisions....................................................................   24
Annuity Commencement Date.............................................................   24
Election and Change of Settlement Option..............................................   24
Settlement Options....................................................................   25
Frequency of Annuity Payments.........................................................   25
Additional Provisions.................................................................   25
Other Provisions......................................................................   26
Ownership.............................................................................   26
Provision Required by Section 72(s) of the Code.......................................   26
Provision Required by Section 401(a)(9) of the Code...................................   27
Contingent Annuitant..................................................................   27
Effect of Contingent Annuitant's Becoming Annuitant...................................   28
Assignment............................................................................   28
Change of Beneficiary.................................................................   28
Substitution of Securities............................................................   28
Modification of the Contracts.........................................................   28
Change in Operation of Variable Accounts..............................................   29
Voting Rights.........................................................................   29
Distribution of the Contracts.........................................................   30
Federal Tax Status....................................................................   30
Introduction..........................................................................   30
Tax Treatment of the Company..........................................................   30
Taxation of Annuities in General......................................................   30
Annuity Contracts Covered by Section 403(b) of the Code...............................   31
Retirement Plans......................................................................   32
Performance Data......................................................................   32
Additional Information................................................................   33
Legal Proceedings.....................................................................   33
Financial Statements..................................................................   33
Table of Contents of Statement of Additional Information..............................   34
Calculation of Surrender Charge.......................................................  A-1

                                  DEFINITIONS

     ANNUITANT -- The person upon whose continuation of life any annuity payment depends.

     ANNUITY COMMENCEMENT DATE -- The date on which annuity payments are to commence.

     BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Contingent Annuitant.

     CASH VALUE -- The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

     COMPANY -- The Mutual Life Insurance Company of New York.

     CONTINGENT ANNUITANT -- The party designated by the Contractholder to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

     CONTRACT -- The Flexible Payment Variable Annuity Contract offered by the Company and described in this Prospectus.

     CONTRACT ANNIVERSARY -- An anniversary of the Contract Date of the
Contract.

     CONTRACTHOLDER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Contractholder. A collateral assignee is not the Contractholder.

     CONTRACT DATE -- The date shown as the Contract Date in the Contract.

     CONTRACT YEAR -- Any period of twelve (12) months commencing with the Contract Date and each Contract Anniversary thereafter.

     THE ENTERPRISE ACCUMULATION TRUST -- The Enterprise Accumulation Trust, a Massachusetts business trust formerly Quest for Value Accumulation Trust, a Massachusetts business trust.

     FREE LOOK PERIOD -- A period which follows the application for the Contract and its issuance to the Contractholder. The period runs to the date which 10 days (or longer in certain states) after the Contractholder receives the Contract. (The Free Look Period is referred to in the Contract as the "Right to Return Contract" period.) During the Free Look Period, the Contractholder may cancel the Contract and receive a refund.

     FUNDS -- MONY Series Fund, Inc. and The Enterprise Accumulation Trust.

     GUARANTEED FREE SURRENDER AMOUNT --

          FOR NON-QUALIFIED CONTRACT -- An amount, up to 10 percent of the Contract's Cash Value on the date the first partial surrender request is received during a Contract Year, that may be surrendered without the imposition of a Surrender Charge. For the purposes of the Guaranteed Free Surrender Amount only, Non-Qualified Contracts include Contracts issued for IRAs and SEP-IRAs.

          FOR QUALIFIED CONTRACT -- An amount, up to the greater of $10,000 (but not more than the Contract's Cash Value) or 10 percent of the Contract's Cash Value (on the date the first partial surrender request is received during a Contract Year), that may be surrendered without the imposition of a Surrender Charge. For the purposes of the Guaranteed Free Surrender Amount only, Qualified Contracts include Qualified Contracts issued on and after May 1, 1994 and exclude Contracts issued for IRAs and SEP-IRAs.

     GUARANTEED INTEREST ACCOUNT -- A part of the Company's general account, the Guaranteed Interest Account pays interest at a rate declared by the Company, which the Company guarantees will not be less than 4%. For Contracts issued on or after May 1, 1994 (or on or after such later date as approval required in certain states is obtained), the rate declared by the Company is guaranteed to be not less than 3.5%.

     HOME OFFICE -- The Company's administrative office at 1740 Broadway, New York, N.Y. 10019. "Home Office" also includes the Company's Operations Center at 1 MONY Plaza, Syracuse, N.Y. 13202.

     MONY SERIES FUND -- MONY Series Fund, Inc., a Maryland corporation.

     NET PURCHASE PAYMENT -- An amount equal to a Purchase Payment, less any deduction for premium or similar taxes.

     NON-QUALIFIED CONTRACTS -- Contracts issued under Non-Qualified Plans.

     NON-QUALIFIED PLANS -- Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, or 408 of the Internal Revenue Code.

     OPERATIONS CENTER -- The administrative office of the Company located at 1 MONY Plaza, Syracuse, New York 13202.

     PORTFOLIO -- A separate investment portfolio of the Funds.

     PURCHASE PAYMENT (PAYMENT) -- An amount paid to the Company by the Contractholder or on the Contractholder's behalf as consideration for the benefits provided by the Contract.

     QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.

     QUALIFIED PLANS -- Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code.

     SUBACCOUNT -- A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Funds.

     SUCCESSOR CONTRACTHOLDER -- The living person who, at the death of the Contractholder, becomes the new Contractholder.

     SURRENDER CHARGE -- A contingent deferred sales charge that may be applied against amounts surrendered. (See "Charges Against Cash Value -- Surrender Charge" at page 21.)

     SURRENDER VALUE -- The Contract's Cash Value, less (1) any applicable Surrender Charge and (2) any applicable Annual Contract Charge.

     UNIT -- The measure by which the Contract's interest in each Subaccount is determined.

     VALUATION DATE -- Each day that the New York Stock Exchange is open for trading or any other day on which there is sufficient trading in the securities of a Portfolio of the Fund to affect materially the value of the Units of the corresponding Subaccount.

     VARIABLE ACCOUNT -- A separate investment account of the Company, designated as MONY Variable Account A, into which Net Purchase Payments will be allocated.

                                    SYNOPSIS

THE CONTRACTS

     The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for the accumulation of values on a variable basis or a guaranteed interest basis or a combination of both and the payment of annuity benefits. The Contracts are designed for use in connection with personal retirement plans, some of which (the "Qualified Plans") may qualify for federal income tax advantages available under Sections 401, 403, 408 and 457 of the Internal Revenue Code (the "Code").

     Effective January 1, 1989, the Contracts offered by this Prospectus have been withdrawn from sale in connection with Qualified Plans which intend to qualify for federal income tax advantages available under Section 403(b) of the Code.

THE VARIABLE ACCOUNT

     Net Purchase Payments for the Contracts will be allocated at the Contractholder's option to Sub-accounts, made available therefor in accordance with the terms of the Contracts, of a segregated investment account of The Mutual Life Insurance Company of New York (the "Company"), which account has been designated MONY Variable Account A (the "Variable Account") or to the Guaranteed Interest Account, which is a part of the Company's general account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including the Variable Account. The Sub-accounts of the Variable Account invest in shares of MONY Series Fund, Inc. (the "MONY Series Fund") and The Enterprise Accumulation Trust (the "Accumulation Trust") (the MONY Series Fund and the Accumulation Trust are collectively called the "Funds") at their net asset value. (See "The Funds" at page 10). Contractholders bear the entire investment risk for all amounts allocated to the Variable Account. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account" at page 12.)

PURCHASE PAYMENTS

     For Non-Qualified Plans and individual retirement accounts and annuities purchased by individuals under Section 408 of the Code (other than Simplified Employee Pensions), the minimum initial Purchase Payment for the Contract is $2,000, except that, on and after May 1, 1992, the minimum initial Purchase Payment for individuals is $600 if Purchase Payments are made through automatic checking account withdrawals. For H.R. 10 plans, certain corporate or association retirement plans, Simplified Employee Pensions under Section 408 of the Code, and annuity purchase plans sponsored by certain tax-exempt organizations, governmental entities, or public school systems, the minimum initial Purchase Payment is $600. Additional Purchase Payments of at least $100 may be made at any time. Different limits apply where certain automatic payment plans are used. (See "Issuance of the Contract" at page 14.) The Company may change any of these requirements in the future.

DEDUCTIONS FROM PURCHASE PAYMENTS

     Deductions may be made from Purchase Payments for premium or similar taxes. Currently, the Company makes no such deduction, but may do so with respect to future payments. The amount of the deduction will vary from state to state, but will generally range from 0 percent to 3.5 percent of Payments. Residents of the Commonwealth of Pennsylvania should be aware that a tax on Purchase Payments has been adopted; however, the Company currently is assuming responsibility for payment of this tax. In the event that the Company will begin to make deductions for such tax from future Purchase Payments, it will give notice to each affected Contractholder.

FREE LOOK PRIVILEGE

     Within ten days (or longer in certain states) of the day the Contract is delivered to the Contractholder, it may be returned to the Company or to the agent through whom it was purchased. When the Contract is received by the Company, it will be voided as if it had never been in force. Except for Contracts entered into in the Commonwealth of Pennsylvania, the amount to be refunded is equal to the greater of: (i) all Purchase Payments; and
(ii) the Cash Value of the Contract (as of the date the returned Contract is received at the Home Office or a local office of the Company, or by the agent who sold the Contract, or, if returned by mail, upon being postmarked, properly addressed, and postage prepaid) plus any deductions from Purchase Payments for taxes applicable to annuity considerations that may have been deducted, any mortality and expense risk charges deducted in determining the Unit value of the Variable Account, and asset charges deducted in determining the share value of the Fund. For Contracts entered into in the Commonwealth of Pennsylvania, the amount to be refunded is described in clause (ii) of the immediately preceding sentence.

SURRENDER CHARGE

     A contingent deferred sales charge (called a "Surrender Charge") will be imposed upon requests for surrenders or commencement of annuity benefits where the amount requested exceeds the amount of Net Purchase Payments during the Contract Year when the surrender or commencement of annuity benefits is requested and during the seven preceding Contract Years.

     The Surrender Charge, which otherwise would have been deducted, will not be deducted to the extent necessary to permit the Contractholder to obtain, for Qualified Contracts (other than Contracts issued for IRA and SEP-IRA) an amount up to the greater of $10,000 (but not more than the Contract's Cash Value) or 10 percent of the Contract's Cash Value on the date the first partial surrender request is received, and for Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA and Qualified Contracts issued before May 1, 1994), an amount up to 10% of the Cash Value of the Contract on the date the first partial surrender request is received. The Company reserves the right to limit the number of partial surrenders under this provision to 12 during any Contract Year. In addition, the Contract details certain other circumstances under which a surrender charge will not be imposed. The Surrender Charge is intended to reimburse the Company for expenses incurred that are related to sales of the Contract. In no event will the aggregate Surrender Charge exceed 7 percent of the total Purchase Payments made in the Contract Year of the surrender and during the 7 preceding Contract Years. (See "Charges Against Cash
Value -- Surrender Charge" at page 21.)

MORTALITY AND EXPENSE RISK CHARGE

     A Mortality and Expense Risk Charge is deducted daily from the net assets of the Variable Account for mortality and expense risks assumed by the Company. This daily charge is equal to a charge on an annual basis of 1.25 percent of the net assets of the Variable Account. (See "Mortality and Expense Risk Charge" at page 22.)

TRANSFER CHARGE

     Contract value may be transferred without charge as many as 4 times in any Contract Year. For any additional transfer during a Contract Year, a transfer charge is not currently imposed, but the Company has reserved the right to impose a charge for each transfer in excess of 4, which will not exceed $25 per transfer. If imposed, the transfer charge will be deducted from the Contract's Cash Value. (See "Charges Against Cash Value -- Transfer Charge" at page 23.)

ANNUAL CONTRACT CHARGE


     On each Contract Anniversary prior to the Annuity Commencement Date, on the Annuity Commencement Date, and on full surrender of the Contract, the Company deducts an Annual Contract Charge from the Cash Value, to reimburse the Company for administrative expenses relating to the maintenance of the Contract. The charge is currently $30, but the Company may in the future change the amount of the charge. The charge will never, however, exceed $50. For certain Qualified Contracts (other than Contracts issued for IRA and SEP-IRA), the Annual Contract Charge is reduced to $15 for as long as such Contracts remain Qualified Contracts. (See "Charges Against Cash Value -- Annual Contract Charge" at page 22.)

DEATH BENEFIT

     In the event of death of the Annuitant (and the Contingent Annuitant, if one has been named) prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If death of the Annuitant occurs after the Annuity Commencement Date, no death benefit will be payable except as may be payable under the settlement option selected. (See "Death Benefit" at page 20.)

TAX UPON SURRENDER

     Amounts withdrawn may be subject to income tax. In addition, a penalty tax may be payable pursuant to the Internal Revenue Code on withdrawal of amounts accumulated under any annuity contract. (See "Federal Tax Status" at page 20.)

THE MERGER

     Pursuant to an Agreement and Plan of Merger, entered into between MONY Legacy Life Insurance Company ("MONY Legacy") and the Company, MONY Legacy was merged ("Merger") into the Company on February 28, 1991. As a result of the Merger, the Company became the depositor of, and became obligated under, contracts issued by MONY Legacy ("Legacy Contracts") which are substantially similar to the Contracts, and the assets, reserves, and other liabilities allocated to the MONY Legacy Variable Account A (to which purchase payments made for the Legacy Contracts were allocated prior to the Merger) became the assets, reserves, and other liabilities of the Variable Account.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                            MONY VARIABLE ACCOUNT A


               TABLE OF FEES FOR THE YEAR ENDED DECEMBER 31, 1997



Contractowner Transaction Expenses:
Maximum Deferred Sales Load (Surrender Charge) (as a percentage of amount
  surrendered)..................................................................      7%*
Annual Contract Charge..........................................................    $30**
Separate Account Annual Expenses:
Mortality and Expense Risk Fees.................................................   1.25%***


     Annual Expenses of MONY Series Fund, Inc. and The Enterprise Accumulation
Trust:

                             MONY SERIES FUND, INC.


              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1997

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                               INTERMEDIATE      LONG TERM      GOVERNMENT        MONEY
                                                TERM BOND          BOND         SECURITIES       MARKET
                                                PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               ------------      ---------      ----------      ---------
Expenses (After Reimbursement)****............      .09%            .07%            .14%           .06%
Management Fees...............................      .42%*****       .42%*****       .42%*****      .40%
                                                    ---             ---             ---            ---
          Total MONY Series Fund, Inc. Annual
            Expenses..........................      .51%            .49%            .56%           .46%
                                                    ===             ===             ===            ===

                         ENTERPRISE ACCUMULATION TRUST


              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1997

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                        SMALL                       INTERNATIONAL      HIGH YIELD
                                        EQUITY           CAP          MANAGED          GROWTH             BOND
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO         PORTFOLIO
                                       ---------      ---------      ---------      -------------      -----------
Expenses.............................     .04%           .06%           .03%              .34%             .17%
Management Fees......................     .80%           .80%           .73%              .85%             .60%
                                          ---            ---            ---              ----              ---
          Total Accumulation Trust
            Annual Expenses After
            Reimbursement............     .84%+          .86%+          .76%+            1.19%+            .77%+
                                          ===            ===            ===              ====              ===


---------------

     * The Surrender Charge percentage, which reduces to zero as shown in the table below, is determined by the number of Contract Anniversaries since a purchase payment was received.



                          SURRENDER CHARGE PERCENTAGE TABLE



                                      NUMBER
                                   OF CONTRACT
                                  ANNIVERSARIES                             SURRENDER
                                  SINCE PURCHASE                              CHARGE
                                 PAYMENT RECEIVED                           PERCENTAGE
                                ------------------                          ----------
               0..........................................................       7%
               1..........................................................       7
               2..........................................................       6
               3..........................................................       6
               4..........................................................       5
               5..........................................................       4
               6..........................................................       3
               7..........................................................       2
               8(or more).................................................       0



        The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Charges against Cash
        Value -- Guaranteed Free Surrender Amount" at page 22.)



   ** For certain Qualified Contracts, the Annual Contract Charge is reduced to
      $15. See "Charges Against Cash Value -- Annual Contract Charge", at page
      20.



  *** The Mortality and Expense Risk charge is deducted at a daily rate which is equivalent to an annual rate of 1.25 percent from the value of the net assets of the Separate Account.



 **** Expenses reflect the reallocation of the fees and expenses associated with the computation of the net asset value of the Fund from MONY America to the Fund which became effective on and after October 14, 1997. Expenses also include custodial credit percentages as follows: Intermediate Term Bond -- .0080%; Long Term Bond -- .0043%; Government Securities -- .0169%; and Money Market -- .0048%.



***** Management Fees reflect investment advisory fees of .50% which became effective on and after October 14, 1997. Prior thereto, the investment advisory fees were .40%. (See "CHARGES AND DEDUCTIONS -- Investment Advisory Fee" at page 23.)



   + These expenses reflect expense reimbursements in effect on May 1, 1995.
     Absent these expense reimbursements, expenses would have been as follows:
     Equity -- .84%; Small Cap -- .86%; Managed -- .76%, International
     Growth -- 1.19%; and High Yield Bond -- .77%. The Equity, Small Cap, and Managed Portfolio reimbursements relate to mutual fund accounting expense.

     The purpose of the Table of Fees beginning on page 5 is to assist the Contractholder in understanding the various costs and expenses that the Contractholder will bear, directly or indirectly. The table reflects the expenses of the separate account as well as of MONY Series Fund, Inc. and The Enterprise Accumulation Trust. MONY Series Fund, Inc. and The Enterprise Accumulation Trust have provided information relating to their respective operations. The expenses borne by the Separate Account are explained under the caption "CHARGES AND DEDUCTIONS" at page 20 of this Prospectus. The expenses borne by the MONY Series Fund, Inc. are explained under the caption "INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES" at page 18 of the accompanying prospectus for MONY Series Fund, Inc. The expenses borne by The Enterprise Accumulation Trust assumes that the expense reimbursements in effect on and after May 1, 1990 for the Equity, Small Cap, and Managed Portfolios which limit the total annual expenses to 1.00% of average net assets and expense reimbursements which limit the total annual expenses of the International Growth Portfolio to 1.55% of average net assets and the High Yield Bond Portfolio to .85% of average net assets, will continue throughout the period shown and are explained under the caption "MANAGEMENT OF THE FUND" at page of the accompanying prospectus for The Enterprise Accumulation Trust. Effective on and after May 1, 1996 and at least through April 1, 1998, as a part of the increase in investment advisory fees, the investment adviser has agreed to reimburse The Enterprise Accumulation Trust for expenses which exceed .95% of the average daily net assets of the Equity, Small Cap, and Managed Portfolios of the Trust. The table does not reflect income taxes or penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.


EXAMPLE

     If you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                       AFTER       AFTER       AFTER       AFTER
                       SUBACCOUNT                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
    -------------------------------------------------  ------     -------     -------     --------
    Equity...........................................   $ 85       $ 121       $ 161        $250
    Small Cap........................................   $ 85       $ 122       $ 162        $252
    Managed..........................................   $ 84       $ 119       $ 157        $242
    International Growth.............................   $ 88       $ 132       $ 178        $286
    High Yield Bond..................................   $ 84       $ 119       $ 157        $243
    Intermediate Term Bond...........................   $ 81       $ 111       $ 144        $216
    Long Term Bond...................................   $ 81       $ 111       $ 143        $214
    Government Securities............................   $ 82       $ 113       $ 146        $221
    Money Market.....................................   $ 81       $ 110       $ 141        $211


     If you annuitize at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                       AFTER       AFTER       AFTER       AFTER
                       SUBACCOUNT                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
    -------------------------------------------------  ------     -------     -------     --------
    Equity...........................................   $ 85       $ 121       $ 116        $250
    Small Cap........................................   $ 85       $ 122       $ 117        $252
    Managed..........................................   $ 84       $ 119       $ 112        $242
    International Growth.............................   $ 88       $ 132       $ 134        $286
    High Yield Bond..................................   $ 84       $ 119       $ 113        $243
    Intermediate Term Bond...........................   $ 81       $ 111       $ 100        $216
    Long Term Bond...................................   $ 81       $ 111       $  99        $214
    Government Securities............................   $ 82       $ 113       $ 102        $221
    Money Market.....................................   $ 81       $ 110       $  97        $211

     If you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                       AFTER       AFTER       AFTER       AFTER
                       SUBACCOUNT                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
    -------------------------------------------------  ------     -------     -------     --------
    Equity...........................................   $ 22        $68        $ 116        $250
    Small Cap........................................   $ 22        $69        $ 117        $252
    Managed..........................................   $ 21        $65        $ 112        $242
    International Growth.............................   $ 26        $78        $ 134        $286
    High Yield Bond..................................   $ 21        $66        $ 113        $243
    Intermediate Term Bond...........................   $ 19        $58        $ 100        $216
    Long Term Bond...................................   $ 18        $57        $  99        $214
    Government Securities............................   $ 19        $59        $ 102        $221
    Money Market.....................................   $ 18        $56        $  97        $211


     The examples above should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. All Variable Account expenses as well as portfolio company (MONY Series Fund and The Enterprise Accumulation Trust) expenses, net of expense reimbursements, are reflected in the examples. Not reflected in the examples which assume redemption at the end of each time period are income taxes and penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

                        CONDENSED FINANCIAL INFORMATION
                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                            MONY VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES*

                                                                              UNIT VALUE**
                                         --------------------------------------------------------------------------------------
                                                     DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
              SUB-ACCOUNT                INCEPTION     1988       1989       1990       1991       1992       1993       1994
---------------------------------------- ---------   --------   --------   --------   --------   --------   --------   --------
Equity..................................  $ 10.00     $10.15     $12.30     $11.88     $15.40     $17.94     $19.11     $19.60
Small Cap...............................    10.00      10.16      11.88      10.58      15.49      18.60      21.96      21.69
Intermediate Term Bond..................    10.00      10.09      11.13      11.76      13.40      14.15      15.07      14.66
Long Term Bond..........................    10.00      10.24      11.83      12.41      14.43      15.50      17.49      16.21
Government Securities...................    10.00         --         --         --         --         --         --       9.99
High Yield Bond.........................    10.00         --         --         --         --         --         --      10.04
International Growth....................    10.00         --         --         --         --         --         --       9.91
Managed.................................    10.00      10.39      13.61      12.96      18.70      21.92      23.90      24.21
Money Market............................    10.00      10.56      11.32      12.08      12.62      12.88      13.08      13.42

                                                    UNIT VALUE**
                                          ------------------------------
                                          DEC. 31,   DEC. 31,   DEC. 31,
              SUB-ACCOUNT                   1995       1996       1997
----------------------------------------  --------   --------   --------
                                         <
Equity..................................   $26.82     $33.18     $41.22
Small Cap...............................    24.05      26.43      37.69
Intermediate Term Bond..................    16.62      17.02      18.11
Long Term Bond..........................    20.84      20.51      22.99
Government Securities...................    10.94      11.20      11.85
High Yield Bond.........................    11.56      12.90      14.45
International Growth....................    11.22      12.48      12.98
Managed.................................    35.15      42.88      52.73
Money Market............................    14.01      14.54      15.12


                                                                                     UNIT VALUE**
                                         ------------------------------------------------------------------------------------------
                                          DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
              SUB-ACCOUNT                   1988       1989       1990       1991       1992        1993        1994        1995
----------------------------------------  --------   --------   --------   --------   ---------   ---------   ---------   ---------
Equity..................................   19,831     81,273    137,731    185,946      315,372     496,795     651,102     798,552
Small Cap...............................    4,653     34,030     53,185     80,022      198,539     529,142     742,341     807,452
Intermediate Term Bond..................   31,007     84,415    129,272    186,026      243,826     354,965     398,645     398,283
Long Term Bond..........................    7,680     75,208    215,001    276,879      377,464     499,364     476,335     495,169
Government Securities...................       --         --         --         --           --          --       2,571      83,571
High Yield Bond.........................       --         --         --         --           --          --      14,621      92,358
International Growth....................       --         --         --         --           --          --      19,197     167,074
Managed.................................   42,537    471,771    813,411    972,640    1,571,876   2,941,211   3,528,618   4,253,824
Money Market............................  123,834    218,778    299,411    456,647      570,819     620,100     872,441   1,227,811

                                               UNIT VALUE**
                                          --------------------
                                          DEC. 31,   DEC. 31,
              SUB-ACCOUNT                   1996       1997
----------------------------------------  ---------  ---------
Equity..................................  1,123,086  1,428,789
Small Cap...............................    837,807  1,042,727
Intermediate Term Bond..................    381,313    436,486
Long Term Bond..........................    503,775    604,629
Government Securities...................    162,102    302,006
High Yield Bond.........................    247,295    502,892
International Growth....................    472,752    664,152
Managed.................................  5,150,485  5,633,476
Money Market............................  1,355,274  1,543,043


---------------
 * MONY Legacy Variable Account A commenced operations on December 30, 1987. The Intermediate Term Bond, Long Term Bond, and Money Market Subaccounts became available for allocation on that date, however, only the Money Market Subaccount had operations in 1987. The Equity, Small Cap, and Managed Subaccounts became available for allocation on August 1, 1988, and the Government Securities, International Growth, and High Yield Bond Subaccounts became available for allocation on November 16, 1994.

** This table reflects the Accumulation Unit Values for the Contracts prior to the merger of MONY Legacy Life Insurance Company into the Company, which became effective on February 28, 1991, as well as Accumulation Unit Values resulting from operations thereafter. As a result of the merger, all assets, reserves, and other liabilities, and, therefore, all Accumulation Unit Values, became assets, reserves, and other liabilities, and accumulation unit values of the MONY Variable Account A. The table reflects historical performance and is not indicative of future results.

                      THE COMPANY AND THE VARIABLE ACCOUNT

THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

     The Mutual Life Insurance Company of New York (the "Company") is a mutual life insurance company organized in the state of New York in 1842. The Company is currently licensed to sell life insurance and annuities in all states of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, and all Provinces of Canada. The Company's financial statements may be found in the Statement of Additional Information. The principal offices of the Company are at 1740 Broadway, New York, New York 10019.


     In September 1997, the Company announced that it had begun the process of demutualization. If completed, it is not expected that demutualization will have any material effect on MONY Variable Account A or the Contract.



YEAR 2000 ISSUE



     The Year 2000 issue is the result of widespread use of computer programs which use two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe computer capacity which would have been necessary to accommodate a four digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major system failure or in miscalculations.



     The Company has conducted a comprehensive review of its computer systems to identify the systems that be affected by the "Year 2000" issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 problem will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 problem may have a material impact on the operations of the Company. Further, even if the Company completes such modifications and conversions, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company.



     MONY Series Fund and the Accumulation Trust have reviewed with their respective investment advisers and other suppliers of services the status of their Year 2000 issue. MONY Series Fund and the Accumulation Trust prospectuses, which are included in the Prospectus Portfolio, contain the results of those status reviews. See MONY Series Fund prospectus at page 20; Accumulation Trust
prospectus at page   .


MONY VARIABLE ACCOUNT A

     The Company established MONY Variable Account A (the "Variable Account") on November 28, 1990, under New York law as a separate investment account. The Variable Account holds assets that are segregated from all of the Company's other assets and at present is used only to support individual flexible payment variable annuity contracts. As a result of the Merger, the Variable Account received the assets, reserves, and other liabilities of the MONY Legacy Variable Account A, the separate account to which purchase payments made pursuant to the Contracts were allocated prior to the Merger.

     The Company is the legal holder of the assets in the Variable Account and will at all times maintain assets in the Variable Account with a total market value at least equal to the contract liabilities for the Variable Account. The obligations under the Contracts are obligations of the Company. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company. The assets in the Variable Account may not be charged with liabilities which arise from any other business the Company conducts. The Variable Account's assets may include accumulations of the charges the Company makes against Contracts participating in the Variable Account. From time to time, any such additional assets may be transferred in cash to the Company's General Account.

     The Variable Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Variable Account. For state law purposes, the Variable Account is treated as a part or division of the Company. There are currently 14 Sub-accounts within the Variable Account. Not all Subaccounts are available to the Contractholder.

THE FUNDS

     Each available Subaccount of the Variable Account will invest only in the shares of a corresponding Portfolio of MONY Series Fund, Inc. (the "MONY Series Fund") or The Enterprise Accumulation Trust (the "Accumulation Trust") (the MONY Series Fund and the Accumulation Trust are collectively called the "Funds"). The Funds are registered with the SEC under the 1940 Act as open-end diversified management investment companies. These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds. Shares of the MONY Series Fund are currently sold to separate accounts of the Company and to a life insurance company affiliate of the Company that were established to fund certain Flexible Payment Variable Annuity contracts, individual variable annuity contracts, Flexible Premium Variable Life Insurance contracts, and Variable Life Insurance with Additional Premium Option contracts. Until the close of business on June 24, 1994, shares of the MONY Series Fund were also sold to Keynote Series Account, a separate account of the Company to fund certain group variable annuity contracts issued by the Company. Shares of the Accumulation Trust are currently sold to separate accounts of a life insurance company affiliate of the Company that were established to fund certain Flexible Payment Variable Annuity contracts and Flexible Premium Variable Life Insurance contracts. Shares of the Funds may in the future be sold to other separate accounts, and the Funds may in the future create new Portfolios. In addition, the Company may make available additional Subaccounts with differing or similar investment objectives. The Funds, or either of them, may withdraw from sale any or all of the respective Portfolios in accordance with applicable law.

     The Board of Directors of the MONY Series Fund and the Board of Trustees of the Accumulation Trust each have undertaken to monitor the respective Fund for the existence of any material irreconcilable conflict between the interests of variable annuity contractholders and variable life insurance contractholders and shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing conflicts to the Directors and Trustees, respectively, of each of the Funds and, at their own cost, to remedy such conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

     The Variable Account will purchase and redeem shares from the Funds at net asset value. Shares will be redeemed to the extent necessary for the Company to collect charges under the Contracts, to pay Surrender Value upon full surrenders of the Contracts, to fund partial surrenders, to provide benefits under the Contracts, and to transfer assets from one Subaccount to another or between one or more Subaccounts of the Variable Account and the Guaranteed Interest Account as requested by Contractholders. Any dividend or capital gain distribution received from a Portfolio of a Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

     Investment Advisers. The MONY Series Fund at present receives investment advice with respect to each of its Portfolios from MONY Life Insurance Company of America ("MONY America"), which acts as investment adviser to the MONY Series Fund.

     Effective September 16, 1994, the investment adviser with respect to the Equity, Small Cap, and Managed Portfolios of the Accumulation Trust is Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY ("Enterprise Capital"). Enterprise Capital has entered into a sub-advisory agreement with respect to the Equity and Managed Portfolios with OpCap Advisors, formerly known as Quest for Value Advisors. OpCap Advisors is a subsidiary of Oppenheimer Capital, which is a subsidiary of Oppenheimer Financial Corp. Prior to that date, OpCap Advisors, then known as Quest for Value Advisors, served as the investment adviser to the Accumulation Trust with respect to the Equity, Small Cap, and Managed Portfolios. The change of name was occasioned by the sale of certain of the operations of Quest for Value Advisors to Oppenheimer Management Corporation in November 1995. No change in the personnel responsible for the day-to-day management of the Equity, and Managed Portfolios occurred as a result of this change. Effective June 1, 1996, GAMCO Investors, Inc., became the investment sub-adviser for the Small Cap Portfolio. Enterprise Capital also acts as investment adviser with respect to the International Growth and High Yield Bond Portfolios. It has entered into sub-investment advisory agreements as follows: International Growth -- Brinson Partners, and High Yield
Bond -- Caywood-Scholl Capital Corporation.

     Investment Objectives. The investment objectives of the Portfolios currently available to Contractholders through corresponding Subaccounts of the Variable Account are set forth in the accompanying prospectus for each of the Funds and are described briefly below. There is no assurance that these objectives will be met.

     The investment objectives of each Portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio affected (which, for each of the Funds means the lesser of (1) 67 percent of the Portfolio shares represented at a meeting at which more than 50 percent of the outstanding Portfolio shares are represented or (2) more than 50 percent of the outstanding Portfolio shares).

     Each Contractholder should periodically consider the allocation among the Subaccounts and the Guaranteed Interest Account in light of current market conditions and the investment risks attendant to investing in each of the Funds' various Portfolios. A full description of each of the Funds, their investment objectives, policies and restrictions, their expenses, the risks attendant to investing in each of the Funds' Portfolios, and other aspects of their operation is contained in the accompanying prospectus for each of the Funds, which should be read together with this Prospectus.

     The investment objectives of each of the Portfolios of the Funds and identification of which of the Funds offers the Portfolio is as follows:

     Equity Portfolio: Long term capital appreciation through investment in a diversified portfolio of primarily equity securities selected on the basis of a value-oriented approach to investing. The Accumulation Trust offers this Portfolio.

     Small Cap Portfolio: Capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion. The Accumulation Trust offers this Portfolio.

     Managed Portfolio: Growth of capital over time through investment in a portfolio consisting of common stocks, bonds, and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of relative investment values. The Accumulation Trust offers this Portfolio.

     International Growth Portfolio: Capital appreciation, primarily through a diversified portfolio of non-United States equity securities. The Accumulation Trust offers this Portfolio.

     High Yield Bond Portfolio: Maximum current income, primarily from debt securities that are rated BA or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corporation. The Accumulation Trust offers this Portfolio.

     Intermediate Term Bond Portfolio: The maximum income over the intermediate term consistent with preservation of capital, through investment in highly rated debt securities, U.S. Government obligations, and money market instruments, together having a dollar-weighted average life of between 4 and 8 years. The MONY Series Fund offers this Portfolio.

     Long Term Bond Portfolio: The maximum income over the longer term consistent with preservation of capital, through investment in highly rated debt securities, U.S. Government obligations, and money market instruments, together having a dollar-weighted average life of more than 8 years. The MONY Series Fund offers this Portfolio.

     Government Securities Portfolio: The maximum current income over the intermediate term consistent with preservation of capital through investment in highly-rated debt securities of the United States Government and its agencies and money market instruments with a dollar weighted average life of up to ten years at the time of purchase. The MONY Series Fund offers this Portfolio.

     Money Market Portfolio: The maximum current income consistent with preservation of capital and maintenance of liquidity, through investment in money market instruments. The MONY Series Fund offers this Portfolio.

GUARANTEED INTEREST ACCOUNT

     The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including the Variable Account.

     Crediting of Interest. Net Purchase Payments allocated by a Contractholder to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company which the Company guarantees will not be less than 4% (0.010746%, compounded daily). For Contracts issued on or after May 1, 1994 (or on or after such later date as approval required in certain states is obtained), the rate declared by the Company will not be less than 3.5% (0.009426% compounded daily). Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from the Variable Account completed within the period during which it is effective. Initial Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at the rate in effect for the date on which the Contract is issued (and the funds transferred into the Money Market Subaccount) from and after the date on which the Free Look Privilege expires on all funds transferred from the Money Market Subaccount to the Guaranteed Interest Account. Amounts withdrawn from the Guaranteed Interest Account as a result of a transfer, partial surrender, or any charge imposed in accordance with the Contract, will be deemed to be withdrawals of amounts (and any interest credited thereon) most recently credited to the Guaranteed Interest Account.

     Prior to the expiration of the period for which a particular interest rate was guaranteed, the Company will declare a renewal interest rate to be effective for such succeeding period as the Company shall determine.

     Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the general account of the Company are not registered under the Securities Act of 1933 or the Investment Company Act of 1940. Accordingly, neither the general account of the Company nor the Guaranteed Interest Account are generally subject to the provisions of these Acts; however, disclosures regarding the Guaranteed Interest Account and the general account of the Company may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. The staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus which relate to the Guaranteed Interest Account and the general account of the Company.

                PAYMENT AND ALLOCATION OF NET PURCHASE PAYMENTS

ISSUANCE OF THE CONTRACT

     Individuals wishing to purchase a Contract must complete an application and personally deliver it to a licensed agent of the Company who is also a registered representative of MONY Securities Corp. ("MSC"), a wholly-owned subsidiary of the Company, which is the principal underwriter for the Contracts, or a registered broker-dealer which has been authorized by MSC to sell the Contract. Except where certain automatic payment plans (i.e., government allotment, payroll deduction, or automatic checking account withdrawal plans) are used, the minimum initial Purchase Payment for the Contract is currently $2,000 for Non-Qualified Plans, $2,000 for individual retirement accounts and annuities purchased by individuals under Section 408 of the Code (other than Simplified Employee Pensions), and $600 for H.R. 10 plans (self-employed individuals' retirement plans under Sections 401 or 403(c) of the Code), Simplified Employee

Pensions under Section 408 of the Code, and annuity purchase plans sponsored by certain tax-exempt organizations, governmental entities, or public school systems under Section 403(b) of the Code ("Tax Sheltered Annuities") and deferred compensation plans under Section 457 of the Code. These minimum initial Payments must be paid with the application for the Contract. Additional Payments may be made at any time in the minimum amount of $100. For certain automatic payment plans, however, the minimum additional payment is $50.

     Effective January 1, 1989, the Contracts offered by this Prospectus have been withdrawn from sale in connection with Qualified Plans which intend to qualify for federal income tax advantages available under Section 403 (b) of the Code.

     Different rules apply for government allotment, payroll deduction and automatic checking account withdrawal plans. For payroll deduction and automatic checking account withdrawal plans, Purchase Payments must be made at an annualized rate of $600 (i.e., $600 per year, $300 semiannually, $150 for each quarter year, or $50 per month). For government allotment plans, the minimum Purchase Payment is $50 per month.

     The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments.

     In addition, the prior approval of the Company is required before it will accept a Purchase Payment where, with that Payment, cumulative Purchase Payments made under any one or more Contracts held by the Contractholder, less the amount of any prior partial surrenders and their Surrender Charges, exceed $1,500,000. The prior approval of the Company is also required before it will accept that part of a payment (or transfer) which would cause amounts credited to the Guaranteed Interest Account to exceed $250,000 on the date of payment (or transfer).

     The Company reserves the right to reject an application for any reason permitted by law.

     Net Purchase Payments received before the Contract Date will be held in the Company's General Account and will be credited with interest at not less than
3.5 percent per annum if the Contract is issued by the Company and accepted by the Contractholder. No interest will be paid if the Contract is not issued or if it is declined by the Contractholder. If the application is approved and the Contract is subsequently issued and accepted by the Contractholder, then on the Contract Date, amounts allocable to the Contract held in the Company's General Account will be transferred to the Money Market Subaccount of the Variable Account. These amounts will be held in that Subaccount pending expiration of the Free Look Period. (See "Free Look Privilege" below.) For purposes of crediting interest on amounts held in the General Account, Purchase Payments will be treated as received on the day of actual receipt at the Company's Operations Center. If an application is not complete when received by the Company at its Operations Center, and if it is not made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the initial Purchase Payment will be returned in full (and the application will be declined), unless the prospective purchaser consents to the Company's retaining the Purchase Payment until the application is made complete.

FREE LOOK PRIVILEGE

     Within the period of 10 days (or longer in certain states) following the day the Contract is delivered to the Contractholder (the "Free Look Period"), the Contractholder may return the Contract to the Company or to the agent through whom it was purchased. When the Contract is received by the Company, it will be voided as if it had never been in force. Except for Contracts issued in the Commonwealth of Pennsylvania, the amount to be refunded is equal to the greater of: (i) all Purchase Payments; and (ii) the Cash Value of the Contract (as of the date the returned Contract is received at the Home Office or a local office of the Company, or by the agent who sold the Contract, or, if returned by mail, upon being postmarked, properly addressed, and postage prepaid) plus any deductions from Purchase Payments for taxes, any mortality and expense risk charges deducted in determining the Unit value of the Variable Account, and asset charges deducted in determining the share value of the Funds. For Contracts entered into in the Commonwealth of Pennsylvania, the amount to be refunded is described in clause (ii) of the immediately preceding sentence.

ALLOCATION OF NET PURCHASE PAYMENTS AND CASH VALUE

     Allocation of Net Purchase Payments. The Contractholder may allocate on the application Net Purchase Payments to the Subaccount(s) of the Variable Account or to the Guaranteed Interest Account. Any Net Purchase Payments received before the end of the Free Look Period (and any interest thereon) will initially be allocated to the Money Market Subaccount of the Variable Account on the later of (i) the Contract Date and (ii) the date the Payment is received at the Company's Operations Center. Net Purchase Payments will continue to be allocated to that Subaccount until the Free Look Period expires and, if the allocation on the application is incomplete or incorrect, a complete and correct allocation notification is received by the Company. (See "Free Look Privilege" above.) After the Free Look Period has expired and, if applicable, the correct and complete allocation notification has been received, the Contract's Cash Value held in the Money Market Subaccount will automatically be transferred to the Subaccount(s) of the Variable Account or to the Guaranteed Interest Account in accordance with the Contractholder's percentage allocation.

     After the Free Look Period, Net Purchase Payments under a nonautomatic payment plan will be allocated in accordance with the Contractholder's most recent instructions on record with the Company, unless the Contractholder at the time a Purchase Payment is made specifies the amount (not less than $10.00 per Subaccount) or the percentage (not less than 10 percent of the Payment) of the Net Purchase Payment to be allocated among the Subaccount(s). If the specific allocation is incorrect or incomplete, then that Net Purchase Payment will be made in accordance with the most recent correct payment allocation on record. For automatic payment plans, Net Purchase Payments will be allocated in accordance with the Contractholder's most recent instructions on record.

     The Contractholder may change the allocation formula specified in the initial allocation notification, or as changed in any subsequent notification, for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, subject to the rules of the Company and its right to terminate telephone allocations. The Company reserves the right to deny any telephone allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), contractholders might not be able to request changes in allocation of purchase payments by telephone and would have to submit written requests. Any such change, whether made in writing or by telephone, will be effective not later than 7 days after notification is received. The Company has adopted rules relating to changes of allocations by telephone, which, among other things, outlines procedures to be followed which are designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and the Contractholder will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions in the event that such instructions prove to be fraudulent. A copy of the rules and the Company's form for electing telephone allocation privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone allocation instructions will be accepted.

     The minimum percentage of each Net Purchase Payment that may be allocated to any Subaccount of the Variable Account or to the Guaranteed Interest Account is 10 percent; all percentages must be expressed in whole numbers and must total 100 percent. The minimum amount of each Net Purchase Payment that may be allocated to any Subaccount of the Variable Account or to the Guaranteed Interest Account is $10.00.

     Upon receipt of a Purchase Payment, the Net Purchase Payments allocated to Subaccounts of the Variable Account will be credited to the designated Subaccount(s) in the form of Units. The number of Units to be credited to a Subaccount is determined by dividing the dollar amount allocated to the particular Subaccount by the Unit value for the particular Subaccount for the Valuation Date on which the Purchase Payment is received.

     The Unit Value for each Subaccount was established at $10 for the first Valuation Date. The Unit value for a Subaccount for any subsequent Valuation Date is determined by subtracting (b) from (a) and dividing the result by (c), where

          (a) is the per share net asset value on the Valuation Date of the Fund Portfolio in which the Subaccount invests times the number of such shares held in the Subaccount before the purchase or redemption of any shares on that Date;

          (b) is the mortality and expense risk charge accrued as of that Valuation Date (the daily mortality and expense risk charge is a percentage of the Subaccount's net asset value on the previous Valuation Date. If the previous day was not a Valuation Date, then the daily mortality and expense risk charge is the applicable percentage times the number of days since the last Valuation Date times the Subaccount's net asset value on the last Valuation Date); and

          (c) is the total number of Units held in the Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

     The Unit Value for these Subaccounts may increase, decrease, or remain constant from Valuation Date to Valuation Date, depending upon the investment performance of the Portfolio of the Fund in which the Subaccount is invested and any expenses and charges deducted from the Variable Account. The Contractholder bears the entire investment risk. Contractholders should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

     Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited to that account on the date of receipt at the Operations Center, if that date is a Valuation Date, and, if not, on the next Valuation Date. Interest will be credited daily. In the event that allocation of a Net Purchase Payment would cause the amounts credited to the Guaranteed Interest Account to exceed the $250,000 limit imposed by the Company, that part of a Net Purchase Payment allocated to the Guaranteed Interest Account which equals the difference between $250,000 and the amount credited to the Guaranteed Interest Account on the date the allocation is to be made will be accepted (and credited to the Guaranteed Interest Account) but the remainder of such allocation will be returned to the Contractholder.

     Cash Value. The Contract's Cash Value will reflect the investment performance of the selected Subaccount(s) of the Variable Account, amounts credited to the Guaranteed Interest Account, any Net Purchase Payments, any partial surrenders, and all charges imposed in connection with the Contract. There is no guaranteed minimum Cash Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account, and because a Contract's Cash Value at any future date will be dependent on a number of variables, it cannot be predetermined.

     Determination of Cash Value. The Cash Value of the Contract is determined on each Valuation Date. The Cash Value will be calculated first on the Contract Date and thereafter on each Valuation Date. On the Contract Date, the Contract's Cash Value will be the Net Purchase Payments received plus any interest credited on those Payments. During the period when Net Purchase Payments are held in the General Account, interest will be credited to the Contract. (See "Issuance of the Contract" at page 14.) After allocation of the amounts in the General Account to the Variable Account or to the Guaranteed Interest Account, on each Valuation Date, the Contract's Cash Value will be:

          (1) The aggregate of the Cash Values attributable to the Contract in each of the Subaccounts on the Valuation Date, determined for each Subaccount by multiplying the Subaccount's Unit value on that date by the number of Subaccount Units allocated to the Contract; plus

          (2) any amount credited to the Guaranteed Interest Account (which shall be the aggregate of all Net Purchase Payments, plus interest credited, if any, plus or minus amounts transferred, if any, less partial surrenders, if any, less any charges and deductions imposed in accordance with the Contract terms detailed in the Prospectus), plus

        (3) any Net Purchase Payment received on that Valuation Date; less

          (4) any partial surrender amount and its Surrender Charge made on that Valuation Date; less

          (5) any Annual Contract Charge deductible on that Valuation Date.

     In computing the Contract's Cash Value, the number of Subaccount Units allocated to the Contract is determined after any transfers among Subaccounts (and deduction of transfer charges) or between one or more of the Subaccounts and the Guaranteed Interest Account, but before any other Contract transactions, such as receipt of Net Purchase Payments and partial surrenders, on the Valuation Date. If the Contract's Cash Value is to be calculated for a day that is not a Valuation Date, the next following Valuation Date will be used.

     Transfers. After the Free Look Period has expired, the value attributable to the Contract may be transferred among the Subaccounts of the Variable Account. There is no minimum amount that need be transferred. The Company will effectuate transfers and determine all values in connection with transfers among the Subaccounts on the date on which the transfer request is received at the Operations Center, if that date is a Valuation Date and, if not, on the next Valuation Date. Different provisions apply to transfers involving the Guaranteed Interest Account. (See "Allocation of Net Purchase Payments and Cash Value -- Transfers Involving the Guaranteed Interest Account" at page 18.) Transfers may be made by sending a written request to the Operations Center or by telephone, subject to the rules of the Company and its right to terminate telephone transfers. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), Contractholders might not be able to request transfers by telephone and would have to submit written requests. If a written transfer request is incomplete or incorrect, no transfer will be made and the request will be returned to the Contractholder. Telephone transfer instructions will only be accepted if complete and correct. The Company has adopted guidelines relating to telephone transfers which, among other things, outlines procedures to be followed which are designed, and which the Company believes are reasonable, to prevent unauthorized transfers. If these procedures are followed, the Company shall not be liable for, and the Contractholder will therefore bear the entire risk of any loss as a result of the Company's, following telephone instructions in the event that such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

     A transfer charge will not be imposed on the first 4 transfers made during any Contract Year. (See "Charges Against Cash Value -- Transfer Charge" at page 23.) For any additional transfers during a Contract Year, a transfer charge is not currently imposed, but the Company has reserved the right to impose a charge for each transfer in excess of 4, which will not exceed $25 per transfer. If imposed, the transfer charge will be deducted from the Subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. If, however, there is insufficient Cash Value in a Subaccount or in the Guaranteed Interest Account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the Annual Contract Charge. (See "Charges Against Cash Value -- Annual Contract Charge" at page 22.) All transfers included in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Cash Value at the expiration of the Free Look Period will not be subject to a transfer charge, nor will it be counted against the 4 transfers allowed in each Contract Year without charge. Under present law, transfers are not taxable transactions.

     Transfers Involving the Guaranteed Interest Account. Transfers to or from the Guaranteed Interest Account are subject to the following limitations. The prior approval of the Company is required before it will accept that part of a transfer which would cause amounts credited to the Guaranteed Interest Account to exceed $250,000. The portion of any transfer which cannot be made because of such limitation will be allocated back to the Subaccounts designated in that transfer as the Subaccounts from which amounts were to be transferred in the proportion that the amount requested by the Contractholder to be transferred from each Subaccount bears to the total amount transferred. Transfers of amounts credited to the Guaranteed Interest Account to one or more Subaccounts may be made once during each Contract Year, and the amount which may be transferred is limited to the greater of (i) 25% of the amounts credited to the Guaranteed Interest Account of the Contractholder on the date the transfer would take effect or (ii) $5,000. Transfer requests involving the Guaranteed Interest Account will be effective only on an anniversary of the Contract Date or on a Valuation Date not more than 30 days thereafter. Requests received not more than 10 days before the anniversary of the Contract Date will be executed on the anniversary of the Contract Date. Requests received within 30 days after the anniversary of the Contract date will be executed on the Valuation Date which coincides with or next follows the date the request is received. Requests received more than thirty days before or after the anniversary of the Contract Date will be returned to the Contractholder.

TERMINATION OF THE CONTRACT

     The Contract will remain in force until the earlier of (1) the date the Contract is surrendered in full, (2) the Annuity Commencement Date, (3) the Contract Anniversary on which, after deduction for any Annual Contract Charge then due, no Cash Value remains in the Contract, and (4) the date the Death Benefit is payable under the Contract.

                                   SURRENDERS

     At any time on or before the Annuity Commencement Date and during the lifetime of the Annuitant, the Contractholder may elect to make a surrender of all or part of the Contract's value. Any such election shall specify the amount of the surrender and will be effective on the date a proper request is received by the Company at its Operations Center.

     The amount of the surrender may be equal to the Contract's Surrender Value, which is its Cash Value less (1) any applicable Surrender Charge and (2) (for a full surrender) any Annual Contract Charge. The Surrender may also be for a lesser amount (a "partial surrender") of at least $100. If a partial surrender is requested, and that surrender would leave a Cash Value of less than $1,000, then that partial surrender will be treated and processed as a full surrender, and the entire Surrender Value will be paid to the Contractholder. For a partial surrender, any Surrender Charge will be in addition to the amount requested by the Contractholder.

     A surrender will result in the cancellation of Units and the withdrawal of amounts credited to the Guaranteed Interest Account, in accordance with the directions of the Contractholder, with an aggregate value equal to the dollar amount of the surrender plus, if applicable, the Annual Contract Charge and any Surrender Charge. For a partial surrender, the Company will cancel Units of the particular Subaccounts and withdraw amounts from the Guaranteed Interest Account in accordance with the allocation specified by the Contractholder in written notice to the Company at its Operations Center at the time the request for the partial surrender is received; provided, however, that allocations by a Contractholder against the Guaranteed Interest Account will be limited (the "GIA Allocation Limitation") to that amount which bears the same proportion to the total amount being surrendered as the amount credited to the Guaranteed Interest Account of the Contractholder bears to the total of (i) all amounts credited to the Guaranteed Interest Account of the Contractholder and (ii) the aggregate value of Units held in all Subaccounts of the Contractholder, unless there is no Cash Value in any Subaccount at the time the transfer request is received. Allocations may be by either amount or percentage. Allocations by amount require that at least $25 be allocated against the Guaranteed Interest Account or any Subaccount designated by the Contractholder. If there is insufficient Cash Value in the Contractholder's Guaranteed Interest Account or a Subaccount to provide for the requested allocation against it, or if the GIA Allocation Limitation is exceeded, or the request is incorrect, the request will not be accepted. If an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each Subaccount in the same proportion that the Contract's Cash Value held in the Guaranteed Interest Account and each Subaccount bears to the Contract's Cash Value.

     Any Surrender Charge will be allocated against the Guaranteed Interest Account and each Subaccount in the same proportion that the amount of a partial surrender allocated against the Guaranteed Interest Account and each Subaccount bears to the total amount of the partial surrender. In the event that an allocation of the partial surrender is not made, or there is insufficient cash value in the Guaranteed Interest Account or any Subaccount to provide for its proportionate share of the Surrender Charge, then the entire Surrender Charge will be allocated against the Guaranteed Interest Account and each Subaccount in the same proportion that the Cash Value held in the Guaranteed Interest Account and each Subaccount (after allocation of the partial surrender amount) bears to the Contract's Cash Value.

     Any cash surrender amount will be paid within seven (7) days from the date the election becomes effective, except as the Company may be permitted to postpone such payment in accordance with the Investment Company Act of 1940. Postponement is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or (b) during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by the Funds is not reasonably practicable, or (b) it is not reasonably practicable to determine the value of the net assets of the Funds, or
(3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Contractholders. Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may, to the extent amounts are paid from the Guaranteed Interest Account, be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender or proof of death is received by the Company. The Contractholder may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity Provisions" at page 24.)

     Since the Contracts offered by this Prospectus may be issued in connection with retirement plans that meet the requirements of certain sections of the Internal Revenue Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash surrenders.

     The tax consequences of a cash surrender should be carefully considered (see "FEDERAL TAX STATUS" at page 30).

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

     In the event of the death of the Annuitant (and the Contingent Annuitant, if one has been named) (see "Contingent Annuitant" at page 27) prior to the Annuity Commencement Date, the Company will pay a Death Benefit to the Beneficiary. The amount of the Death Benefit will be the greater of (a) the Cash Value on the date of the Annuitant's death, and (b) the Purchase Payments paid, less any partial surrenders and their Surrender Charges. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no Death Benefit will be payable except as may be provided under the Settlement Option elected.

ELECTION AND EFFECTIVE DATE OF ELECTION

     During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Contractholder may elect to have the Death Benefit of the Contract applied under one or more Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. (See "Settlement Options" at page 25.) If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect (a) to receive the Death Benefit in the form of a cash payment; or (b) to have the Death Benefit applied under one of the Settlement Options. (See "Settlement Options" at page 25.) If an election by the payee is not received by the Company within thirty (30) days following the date proceeds become payable, the payee will be deemed to have elected a cash payment. Either election described above may be made by filing with the Company a written election in such form as the Company may require. Any proper election of a method of settlement of the Death Benefit by the Contractholder will become effective on the date it is signed, but any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

     Reference should be made to the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

PAYMENT OF DEATH BENEFIT

     If the Death Benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date the election becomes effective or is deemed to become effective and due proof of death is received, except as the Company may be permitted to postpone such payment in accordance with the Investment Company Act of 1940. If the Death Benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Interest at a rate determined by the Company will be paid on any Death Benefit paid in one sum, from the date of the Annuitant's (or Contingent Annuitant's, if applicable) death to the date of payment. The interest rate will not be less than 2 3/4 percent annually.

                             CHARGES AND DEDUCTIONS

     Charges may be assessed under the Contracts as follows:

DEDUCTIONS FROM PAYMENTS

     A deduction may be made from each Purchase Payment for premium or similar taxes prior to allocation of any Net Purchase Payment among the Subaccounts of the Variable Account. Currently, the Company does not make such a deduction, but may do so in the future. The Company will provide the Contractholder with written notice of its intention to make deductions for premium or other taxes. Any such deduction will apply only to Purchase Payments made after notice has been sent by the Company. The amount of the deduction will vary from locality to locality, but will generally range from 0 percent to 3.5 percent of Purchase Payments. Residents of the Commonwealth of Pennsylvania should be aware that a tax on Purchase Payments has been adopted; however, the Company currently is assuming responsibility for payment of this tax. In the event that the Company will begin to make deductions for such tax from future Purchase Payments, it will give notice to each affected Contractholder.

CHARGES AGAINST CASH VALUE

     Surrender Charge. The Contract imposes a contingent deferred sales charge, called a "Surrender Charge," on full and partial surrenders and on the Annuity Commencement Date. The Surrender Charge, which will never exceed 7 percent of total Purchase Payments, is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference using funds from its General Account, which may contain funds deducted from the Variable Account to cover mortality and expense risks borne by the Company. (See "Mortality and Expense Risk Charge" at page 23.)

     If all or a portion of the Contract's Surrender Value (see "Surrenders" at page 18) is surrendered or if the Surrender Value is received at maturity on the Annuity Commencement Date, a Surrender Charge will be calculated at the time of surrender and will be deducted from the Cash Value. A Surrender Charge will not be imposed against Cash Value surrendered in a Contract Year up to an amount equal to Net Purchase Payments made by the Contractholder prior to the Contract Year of the surrender and the preceding 7 Contract Years. In addition, the Surrender Charge, which otherwise would have been deducted, will not be deducted to the extent necessary to permit the Contractholder to obtain an amount equal to the Guaranteed Free Surrender Amount (the "Guaranteed Free Surrender Amount"). (See "Guaranteed Free Surrender Amount" at page 22.) No Surrender Charge will be imposed if the surrender is a full surrender and the following conditions are met: (i) the Annuitant is age 59 1/2 or older on the date of the full surrender; (ii) the Contract has been in force for at least 10 Contract Years; and (iii) one or more Purchase Payments were remitted during each of at least 7 of the 10 Contract Years immediately preceding the date of surrender. In addition, no Surrender Charge will be imposed if the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement Options" at page 25). In no event will the aggregate Surrender Charge exceed 7 percent of the total Purchase Payments made in the Year of the surrender and during the 7 preceding Contract Years. The Contract Date and Contract Years shall remain unchanged as a result of the Merger.

     For a partial surrender, the Surrender Charge will be deducted from any remaining Contract Value, if sufficient; otherwise, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each Subaccount of the Variable Account in the same proportion that the amount of the partial surrender allocated against the Guaranteed Interest Account and each Subaccount bears to the total amount of the partial surrender. But, if there is insufficient cash value in the Guaranteed Interest Account or any Subaccount to provide for its proportionate share of the charge, then the entire charge will be allocated against the Guaranteed Interest Account and each Subaccount in the same proportion that the Cash Value held in the Guaranteed Interest Account and each Subaccount bears to the cash value in the Guaranteed Interest Account and all Subaccounts.

     No Surrender Charge will be deducted from Death Benefits. (See "Death Benefit" at page 20.)

     For purposes of determining the Surrender Charge, surrenders will be attributed to payments on a first-in, first-out basis. Contractholders should note that this is different from the allocation method that is used for determining tax obligations. (See "FEDERAL TAX STATUS" at page 30.)

     Amount of Surrender Charge. The amount of the Surrender Charge is determined as follows:

     Step 1. Allocate Purchase Payments on a first-in, first-out basis to the amount surrendered (any Purchase Payments previously allocated to calculate a surrender charge are unavailable for allocation to calculate any future surrender charges); and

     Step 2. Multiply each such allocated Purchase Payment by the appropriate surrender charge percentage determined on the basis of the table below:

                       SURRENDER CHARGE PERCENTAGE TABLE

                                  # OF CONTRACT
                                  ANNIVERSARIES                             SURRENDER
                                  SINCE PURCHASE                              CHARGE
                                 PAYMENT RECEIVED                           PERCENTAGE
                                ------------------                          ----------
               0..........................................................       7%
               1..........................................................       7
               2..........................................................       6
               3..........................................................       6
               4..........................................................       5
               5..........................................................       4
               6..........................................................       3
               7..........................................................       2
               8 (or more)................................................       0

     Step 3.  Add the products of each multiplication in Step 2 above.

     Guaranteed Free Surrender Amount. The Surrender Charge may be reduced by using the Guaranteed Free Surrender Amount provided for in the Contract. For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA) in certain states which have granted approval, the Guaranteed Free Surrender Amount provides that an amount up to 10% of the Contract's Cash Value (on the date the first partial surrender request is received during a Contract Year) may be surrendered without application of a surrender charge. For Qualified Contracts issued on or after May 1, 1994 (other than Contracts issued for IRA and SEP-IRA) in certain states which have granted approval, the Guaranteed Free Surrender Amount provides that the greater of $10,000 (but not more than the Contract's Cash Value) or 10% of the Contract's Cash Value (on the date the first partial surrender request is received during a Contract Year) may be surrendered without application of surrender charge, provided no prior partial surrender was made during that Contract year. (See a registered representative of MSC who is also a licensed agent of the Company for which states have granted approval.) For holders of Qualified Contracts issued before May 1, 1994 and for holders of Contracts in those states where approval has not been granted, the Guaranteed Free Surrender Amount provides that an amount up to 10% of the Contract's Cash Value (on the date the partial surrender request is received) may be surrendered without the application of a surrender charge, provided no prior partial surrender was made during that Contract Year. The Company reserves the right to limit the number of partial surrenders available under the Guaranteed Free Surrender Amount to 12 per Contract Year. Since Purchase Payments are allocated on a first-in, first-out basis, the free surrender amount will not reduce surrender charges to the extent that any Cash Value in that amount is equal to Purchase Payments received 8 or more Contract Anniversaries ago.

     For illustrations of how the Surrender Charge is calculated, see Appendix A on page A-1 of this Prospectus.

     Annual Contract Charge. The Company has primary responsibility for the administration of the Contract and the Variable Account. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

     The Company intends to administer the Contract itself.


     An Annual Contract Charge will be deducted from the Contract's Cash Value to help cover administrative expenses. Currently, for Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA) the amount of the charge is $30, but it may be increased to as much as $50 on 30 days' written notice to the Contractholder. For Qualified Contracts (other than those issued for IRA and SEP-IRA) currently the amount of the charge is reduced to $15, but it may be increased to as much as $50 on 30 days written notice to the Contractholder, and will be increased to $30 in the event that the Contract is no longer a Qualified Contract. The charge will be deducted on (a) each Contract Anniversary prior to the Annuity Commencement Date, (b) the Annuity Commencement Date, and (c) the date of full surrender (if that date is not a Contract Anniversary). The amount of the charge will be allocated against the Guaranteed Interest Account and each Subaccount of the Variable Account in the same proportion that the Cash Value in the Guaranteed Interest Account and each Subaccount bears to the Cash Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.


     Transfer Charge. The Company has reserved the right to impose a transfer charge, which will not exceed $25, for each transfer instructed by the Contractholder among the Subaccounts or to or from the Guaranteed Interest Account and one or more of the Subaccounts in excess of 4 transfers in a Contract Year, to compensate the Company for the costs of effectuating the transfer. Currently, the Company does not do so. The Company does not expect to make a profit from the transfer charge. This charge will be deducted from the Contract's Cash Value held in the Subaccount(s) from which the transfer is made, or from the Guaranteed Interest Account if a transfer is made therefrom, and will be allocated against these Subaccount(s) or the Guaranteed Interest Account in the same proportion as the amounts transferred. If there is insufficient value in a Subaccount or the Guaranteed Interest Account to provide for that Subaccount's or the Guaranteed Interest Account's proportionate share of the charge, then the entire charge will be allocated in the same manner as the Annual Contract Charge. (See "Charges Against Cash Value -- Annual Contract Charge" at page 22.)

MORTALITY AND EXPENSE RISK CHARGE

     A daily charge will be deducted from the value of the net assets of the Variable Account to compensate the Company for mortality and expense risks assumed in connection with the Contract. This daily charge from the Variable Account will be at the rate of 0.003425 percent (equivalent to an annual rate of 1.25 percent) of the average daily net assets of the Variable Account. Of the
1.25 percent charge, .80 percent is for assuming mortality risks, and .45 percent is for assuming expense risks. The daily charge will be deducted from the net asset value of the Variable Account, and therefore the Subaccounts, on each Valuation Date. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Valuation Date, the deduction on the Valuation Date will be 0.003425 percent multiplied by the number of days since the last Valuation Date.

     The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.

     The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected, and that an aggregate amount of annuity benefits greater than that projected will accordingly be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3 1/2 percent interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

     The Company does not expect to make a profit from the mortality and expense risk charge. Should, however, the amount of the charge exceed the amount needed, the excess will be retained by the Company in its general account. Should the amount of the charge be inadequate, the Company will pay the difference out of its General Account.

TAXES

     Currently, no charge will be made against the Variable Account for federal income taxes. The Company may, however, make such a charge in the future if income or gains within the Variable Account will incur any federal income tax liability. Charges for other taxes, if any, attributable to the Variable Account may also be made. (See "FEDERAL TAX STATUS" at page 30.)

INVESTMENT ADVISORY FEE


     Because the Variable Account purchases shares of the Funds, the net assets of the Variable Account will reflect the investment advisory fee and other expenses incurred by the Funds. MONY America, as investment adviser to the MONY Series Fund, will receive monthly compensation with respect to the Intermediate Term Bond, Long Term Bond, and Government Securities Portfolios that it advises at an annual rate of 0.50 percent of the first $400 million of the aggregate average daily net assets of each of those MONY Series Fund Portfolios, 0.35 percent of the next $400 million of the aggregate average daily net assets of each of those MONY Series Fund Portfolios, and 0.30 percent of the aggregate average daily net assets of each of those MONY Series Fund Portfolios in excess of $800 million. MONY America, as investment adviser to the MONY Series Fund, will receive monthly compensation with respect to the Money Market Portfolio that it advises at an annual rate of 0.40 percent of the first $400 million of the average daily net assets of the Money Market Portfolio; 0.35 percent of the next $400 million of the average daily net assets of the Money Market Portfolio; and 0.30 percent of the average daily net assets of the Money Market Portfolio in excess of $800 million. Each daily charge for the fee is divided among those Portfolios in proportion to their net assets on that date. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive from the Accumulation Trust monthly compensation with respect to the Equity, Small Cap and Managed Portfolios that it advises at an annual rate of 0.80 percent of the first $400 million of the aggregate average daily net assets of those portfolios, 0.75 percent of the next $400 million of the aggregate average daily net assets of those portfolios, and 0.70 percent of the aggregate average daily net assets of those portfolios which exceed $800 million. OpCap Advisors, a subsidiary of Oppenheimer Capital, as sub-investment adviser to the Equity and Managed Portfolios of the Accumulation Trust will receive from Enterprise Capital and not the Accumulation Trust 0.40 percent (0.30 percent of assets in excess of $1 billion) of the aggregate average daily net assets of the Equity, and Managed Portfolios. GAMCO Investors, Inc. as sub-investment adviser to the Small Cap Portfolio of the Accumulation Trust, will receive from Enterprise Capital and not the Accumulation Trust, 0.40 percent (0.30 percent of assets in excess of $1 billion) of the aggregate average daily net assets of the Small Cap Portfolio. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive with respect to the High Yield Bond Portfolio monthly compensation at an annual rate of 0.60 percent of the aggregate average daily net assets of the High Yield Bond Portfolio, and Caywood-Scholl Capital Corporation, as sub-investment adviser to the High Yield Bond Portfolio, will receive from Enterprise Capital and not the Accumulation Trust, .30 percent of the aggregate average daily net assets (.252 percent for assets in excess of $100 million) of the High Yield Bond Portfolio. Enterprise Capital, as investment adviser to the Accumulation Trust will receive with respect to the International Growth Portfolio monthly compensation at an annual rate of .85 percent of the aggregate average daily net assets of the International Growth Portfolio, and Brinson Partners, as sub-investment adviser to the International Growth Portfolio, will receive from Enterprise Capital and not the Accumulation Trust, .4495 percent (53% of the fee received by Enterprise Capital; the fee paid to Brinson Partners declines as assets exceed $100 million) of the aggregate average daily net assets of the International Growth Portfolio. The investment advisers will reimburse the Funds for the amount, if any, by which the aggregate ordinary operating expenses of any of these Portfolios incurred by the Funds in any calendar year exceed the most restrictive expense limitations then in effect under any state securities law or regulation. Currently, the most restrictive expense limitation in effect limits expenses of each Fund Portfolio to an amount equal to 2.5 percent of the first $30 million of average daily net assets of the Portfolio, 2.0 percent of the next $70 million, and 1.5 percent of the average daily net assets of the Portfolio in excess of $100 million.

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE


     Annuity payments under a Contract will begin on the Annuity Commencement Date that is selected by the Contractholder at the time the Contract is applied for. The Annuity Commencement Date chosen may be no earlier than the Contract Anniversary nearest the Annuitant's 10th birthday, and no later than the Contract Anniversary nearest the Annuitant's 90th (85th for Contracts issued before October 24, 1997) birthday. The minimum number of years from the Contract Date to the Annuity Commencement Date is 10. The Annuity Commencement Date may be advanced to a date not earlier than the 10th Contract Anniversary or deferred from time to time by the Contractholder by written notice to the Company, provided that (1) notice of such deferral or advance is received by the Company prior to the then current Annuity Commencement Date, and (2) the new Annuity Commencement Date is a date which is not later than the Contract Anniversary nearest the Annuitant's 90th (85th for Contracts issued before October 24, 1997) birthday. A particular retirement plan may contain other restrictions.


     On the Annuity Commencement Date, the Contract's Surrender Value will be applied to provide an annuity or any other option previously chosen by the Contractholder and permitted by the Company. A supplementary contract will be issued, and that contract will set forth the terms of the settlement. No payments may be requested under the Contract's surrender provisions after the Annuity Commencement Date, and no surrender will be permitted except as may be available under the Settlement Option elected.

     For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on the Annuity Commencement Date.

ELECTION AND CHANGE OF SETTLEMENT OPTION

     During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Contractholder may elect one or more of the Settlement Options described below, or such other settlement option (including a lump-sum payment) as may be agreed to by the Company. The Contractholder may also change any election, but written notice of an election or change of election must be received by the Company at its Operations Center prior to the Annuity Commencement Date. If no election is in effect on the Annuity Commencement Date, Settlement Option 3, for a Life Annuity with 10 years certain, based on the Annuitant's life, will be deemed to have been elected.

     Settlement Options may also be elected by the Contractholder or the Beneficiary as provided in the Death Benefit and Surrender sections of this Prospectus. (See "DEATH BENEFIT" at page 20 and "SURRENDERS" at page 18.)

     Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

     Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of the Variable Account.

     Settlement Option 1 -- Interest Income: Interest on the proceeds at a rate (not less than 2 3/4 percent per year) set by the Company each year.

     Settlement Option 2 -- Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

     Settlement Option 3 -- Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

     Settlement Option 3A -- Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

     Settlement Option 4 -- Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2 3/4 percent per year.

     The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described above.

     The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Options 3 and 3A is the 1983 Table a (discrete functions, without projections for future mortality), with 3 1/2 percent interest.

     Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will deem the election to have been made of the longest period certain.

     In Qualified Plans, settlement options available to Contractholders may be restricted by the terms of the plans.

FREQUENCY OF ANNUITY PAYMENTS

     Annuity payments will be paid as monthly installments unless the payee requests quarterly, semiannual, or annual installments at the time the option is chosen. However, if the net amount available to apply under any Settlement Option under any circumstances is less than $1,000, the Company shall have the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $25.

ADDITIONAL PROVISIONS

     The Company may require proof of age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated, the amount payable will be the amount that the amount settled would have provided at the correct age. Once life income payments have begun, any underpayments will be made up in one sum with the next annuity payment; overpayments will be deducted from the future annuity payments until the total is repaid.

     The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, due proof of the Annuitant's death must be submitted to the Company.

     Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company may require proof satisfactory to it that such condition has been met.

     The Contracts described in this Prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans and those plans where an employer believes that the Norris decision applies.

     Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related plan for which a Contract may be purchased.

                                OTHER PROVISIONS

OWNERSHIP

     The Contractholder has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and the Contingent Annuitant if one has been named), the Contractholder shall be the person so designated in the application, unless changed, or unless a Successor Contractholder becomes the Contractholder. On and after the death of the Annuitant (and the Contingent Annuitant, if applicable), the Beneficiary shall be the Contractholder.

     The Contractholder may name a Successor Contractholder or a new Contractholder at any time. If the Contractholder dies, the Successor Contractholder, if living, becomes the Contractholder. Any request for change must be: (1) made in writing; and (2) received at the Company. The change will become effective as of the date the written request is signed. A new choice of Contractholder or Successor Contractholder will not apply to any payment made or action taken by the Company prior to the time a request for change is received. Contractholders should consult a competent tax advisor prior to changing Contractholders.

PROVISION REQUIRED BY SECTION 72(S) OF THE CODE

     If the Contractholder of a Non-Qualified Plan dies before the Annuity Commencement Date and while the Annuitant is living, and if that Contractholder's spouse is not the Successor Contractholder as of the date of that Contractholder's death (as evidenced by proof satisfactory to the Company), then the Contract will be surrendered as of the date of that death. If the Successor Contractholder is the Beneficiary, the surrender proceeds may, at the option of the Successor Contractholder, be paid over the life of the Successor Contractholder. Such payments must begin no later than one year after such date of death. If the Successor Contractholder is a surviving spouse, then the surviving spouse will be treated as the new Contractholder of the Contract. Under such circumstances, it shall not be necessary to surrender the Contract. If the spouse is not the Successor Contractholder and there is no designated beneficiary, the proceeds must be distributed within 5 years after the date of death. However, under the terms of the Contract, if the spouse is not the Successor Contractholder, the Contract will be surrendered as of the date of death and the proceeds will be paid to the Beneficiary. This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

     Further, if the Contractholder dies on or after the Annuity Commencement Date, then any remaining portion of the proceeds will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contractholder's death.

PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

     The entire interest of a Qualified Plan Participant under the contract will be distributed to the Contractholder or his/her Designated Beneficiary either by or beginning not later than April 1 of the calendar year following the calendar year in which such Participant attains age 70 1/2. The period over which such distribution will be made is the life of such Participant or the lives of such Participant and Designated Beneficiary.

     Where distributions have begun in accordance with the previous paragraph and the Participant dies before Contractholder's entire interest has been distributed to him/her, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of the Participant's death. If the Participant dies before the commencement of such distributions and there is no Designated Beneficiary, the Contract will be surrendered as of the date of death. The surrender proceeds must be distributed within 5 years after the date of death. But if there is a Designated Beneficiary, the surrender proceeds may, at the option of the Designated Beneficiary, be paid over the life of the Designated Beneficiary. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, the date on which the distributions will begin shall not be earlier than the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forego distribution and treat the IRA as his/her own Plan.

     Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 403, and 408 of the Code.

     It is the Contractholder's responsibility to assure that distribution rules imposed by the Code will be met.

CONTINGENT ANNUITANT


     Except where the Contract is issued in connection with a Qualified Plan, a Contingent Annuitant may be designated by the Contractholder. Such designation may be made once before annuitization, either (1) in the application for the Contract, or (2) after the Contract is issued, by written notice to the Company at its Operations Center. The Contingent Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Contingent Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to any payment made by the Company or action taken by the Company before receipt of the notice at the Company's Operations Center. The Contingent Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary nearest the Contingent Annuitant's 90th (85th for Contracts issued before October 24, 1997) birthday.


     On the death of the Annuitant, the Contingent Annuitant will become the Annuitant, under the following conditions:

          (1) the death of the Annuitant must have occurred before the Annuity Commencement Date;

          (2) the Contingent Annuitant is living on the date of the Annuitant's death;

          (3) if the Annuitant was the Contractholder on the date of death, the Successor Contractholder must have been the Annuitant's spouse; and


          (4) if the Annuity Commencement Date is later than the Contract Anniversary nearest the Contingent Annuitant's 90th (85th for Contracts issued before October 24, 1997) birthday, the Annuity Commencement Date will be automatically advanced to that Contract Anniversary.

EFFECT OF CONTINGENT ANNUITANT'S BECOMING THE ANNUITANT

     If the Contingent Annuitant becomes the Annuitant at the death of the Annuitant, in accordance with the conditions specified above, the Death Benefit proceeds of the Contract will be paid to the Beneficiary only on the death of the Contingent Annuitant. If the Contingent Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be changed automatically to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Contingent Annuitant's executors or administrators, unless the Contractholder directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Contingent Annuitant as if the Contingent Annuitant were the Annuitant.

ASSIGNMENT

     The Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Home Office. The Company is not responsible for assessing the validity or effect of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment.

     If the Contract is issued pursuant to certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

     Because an assignment may be a taxable event, a Contractholder should consult a competent tax advisor before assigning the Contract.

CHANGE OF BENEFICIARY

     So long as the Contract is in force, the Beneficiary or Successor Beneficiary may be changed by written request to the Company at its Operations Center in a form acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.

SUBSTITUTION OF SECURITIES

     If the shares of any Portfolio of the Funds should no longer be available for investment by the Variable Account or, if in the judgment of the Company's Board of Trustees, further investment in shares of one or more of the Portfolios of the Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Purchase Payments under the Contract. A substitution of securities in any Subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

MODIFICATION OF THE CONTRACTS

     Upon notice to the Contractholder, the Contract may be modified by the Company, but only if such modification (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company is subject or (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or (3) is necessary to reflect a change in the operation of the Variable Account or the Subaccounts or the Guaranteed Interest Account or (4) provides additional Settlement Options or fixed accumulation options. In the event of any modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

CHANGE IN OPERATION OF VARIABLE ACCOUNTS

     At the Company's election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of shares of the Funds held by the Subaccounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                                 VOTING RIGHTS

     All of the assets held in the Subaccounts of the Variable Account will be invested in shares of the corresponding Portfolios of the Funds. The Company is the legal holder of those shares and as such has the right to vote to elect the Board of Directors of MONY Series Fund and the Board of Trustees of the Accumulation Trust, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholder's meeting. To the extent required by law, the Company will vote the shares of each of the Funds held in the Variable Account (whether or not attributable to Contractholders) at shareholder meetings of each of the Funds in accordance with the instructions received from Contractholders. The number of votes will be determined as of the record date selected by the Board of Directors or Board of Trustees of the respective Fund. The Company will furnish Contractholders with the proper forms to enable them to give it these instructions. Currently, the Company may disregard voting instructions under the circumstances described in the following paragraph.

     The Company may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification or investment objectives or policies of one or more of the Portfolios of either or both of the Funds, or to approve or disapprove an investment adviser or principal underwriter for either or both of the Funds. In addition, the Company itself may disregard voting instructions that would require changes in the investment objectives or policies of any Portfolio or in an investment adviser or principal underwriter for either or both of the Funds, if the Company reasonably disapproves those changes in accordance with applicable federal regulations. If the Company does disregard voting instructions, it will advise Contractholders of that action and its reasons for the action in the next semiannual report to Contractholders.

     Each Contractholder will have the equivalent of one vote per $100 of value attributable to the Contract held in each Subaccount of the Variable Account, with fractional votes for amounts less than $100. For voting purposes, this value attributable to the Contract is equal to the Cash Value. These votes, represented as votes per $100 of value in each Subaccount of the Variable Account, are converted into a proportionate number of votes in shares of the corresponding Portfolio of each of the Funds. Shares of each of the Funds held in each Subaccount for which no timely instructions from Contractholders are received will be voted by the Company in the same proportion as those shares in that Subaccount for which instructions are received. Should applicable federal securities laws or regulations permit, the Company may elect to vote shares of each of the Funds in its own right.

     The number of shares of the corresponding Portfolio of one of the Funds in a Subaccount for which instructions may be given by a Contractholder is determined by dividing the portion of the value attributable to the Contract held in that Subaccount by the net asset value of one share in the corresponding Portfolio of the respective Fund. In other words, if the value attributable to the Contract held in the Subaccount were $540 and the net asset value of the respective Fund's shares of the Portfolio held in that Subaccount were $20 per share on the record date, then the Contractholder could issue instructions on
5.4 votes (representing votes per $100 of value attributable to the Contract held in the Subaccount), which would be converted into instructions on 27 shares of the respective Fund.

     Matters on which Contractholders may give voting instructions include the following: (1) approval of any change in the Investment Advisory Agreement and Services Agreement for the Portfolio(s) of the Fund corresponding to the Contractholder's selected Subaccount(s); (2) any change in the fundamental investment policies of the Portfolio(s) corresponding to the Contractholder's selected Subaccount(s); and (3) any other matter requiring a vote of the shareholders of either of the Funds. With respect to approval of the Investment Advisory Agreement or any change in a Portfolio's fundamental investment policies, Contractholders participating in that Portfolio will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

                         DISTRIBUTION OF THE CONTRACTS

     MONY Securities Corp. ("MSC"), a New York corporation which is a wholly-owned subsidiary of the Company, will act as the principal underwriter of the Contracts, pursuant to an underwriting agreement with the Company. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Contracts are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The Contracts may also be sold through other broker-dealers authorized by MSC and applicable law to do so. Commissions and other expenses directly related to the sale of the Contract will not exceed 6.0 percent of Purchase Payments. Additional compensation may be paid for other services not directly related to the sale of the Contract. Such services include the training of personnel and the production of promotional literature.

                               FEDERAL TAX STATUS

INTRODUCTION


     The Contracts described in this Prospectus are designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Section 401, 403 (other than 403(b)), 408(b), and 457 of the Code. The ultimate effect of federal income taxes on the value of the Contract's Cash Value, on annuity payments, and on the economic benefit to the Contractholder, the Annuitant, and the Beneficiary may depend upon the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned.


     The following discussion of the treatment of the Contracts and of the Company under the federal income tax laws is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY

     Under existing federal income tax laws, the income of the Variable Accounts, to the extent that it is applied to increase reserves under the Contracts, is substantially nontaxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

     The Contracts offered by this Prospectus are designed for use in connection with Qualified Plans and Non-Qualified Plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Plans if the Contractholder is other than a natural person unless the Contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a Contract, except to the extent of employee (in the case of Qualified Plans) or Contractholder (in the case of Non-Qualified Plans) contributions, are generally taxable to the annuitant as ordinary income. Contractholders, Annuitants, and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, and payments under the retirement plans in connection with which the Contracts are purchased.

     The Company will withhold and remit to the United States Government and, where applicable, to state governments part of the taxable portion of each distribution made under a Contract unless the Contractholder or Annuitant provides his or her taxpayer identification number to the Company and notifies the Company that he or she chooses not to have amounts withheld.

     Under the Technical and Miscellaneous Revenue Act of 1988 ("TAMRA"), for purposes of determining the amount includible in gross income with respect to distributions not received as an annuity, including deemed distributions resulting from gratuitous transfers, all annuity contracts issued by the same company to the same Contractholder during any 12 month period, other than those issued to qualified retirement plans, will be treated as one annuity contract. The IRS is given power to prescribe rules to prevent avoidance of this rule through special purchases of contracts or otherwise. None of these rules is expected to affect taxbenefitted plans.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years; or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

     Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

ANNUITY CONTRACTS GOVERNED BY SECTION 403(B) OF THE CODE

     An annuity contract will not be treated as a Qualified Contract under
Section 403(b) of the Code unless distributions which are attributable to a contribution made pursuant to a salary reduction agreement may be paid only: (1) when the Contractholder attains age 59 1/2; (2) when the Contractholder separates from the service of his employer; (3) when the Contractholder dies;
(4) when the Contractholder becomes permanently disabled within the meaning of
Section 72(m) of the Code; or (5) in the case of hardship. These restrictions generally apply to contributions made after December 31, 1988 and to any increase in Cash Value of the Contract after December 31, 1988. Therefore effective January 1, 1989 and thereafter, any contributions made, or increase in Cash Value, on or after January 1, 1989 will be restricted from withdrawal except upon attainment of age 59 1/2, separation from service, death, disability or hardship (hardship withdrawals are to be limited to the amount of the Contractholder's Purchase Payments). However, any Purchase Payments that reflect employer contributions and the earnings thereon will not be restricted unless specifically provided for by the applicable employer's plan.


     Effective January 1, 1989, the Contracts offered by this Prospectus have been withdrawn from sale in connection with Qualified Plans which intend to qualify for federal income tax advantages available under Section 403(b) of the Code.

RETIREMENT PLANS

     The Contracts described in this Prospectus are designed for use with the following types of retirement plans:

          (1) Pension and Profit-Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

          (2) Individual Retirement Annuities permitted by Sections 219 and 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k);

          (3) Tax-Sheltered Annuity Plans established by certain educational and tax-exempt organizations under Section 403(b) of the Code (effective January 1, 1989, the Contracts offered by this Prospectus have been withdrawn from sale in all states in connection with Qualified Plans which intend to qualify for federal income tax advantages available under Section 403(b) of the Code);

          (4) Deferred compensation plans provided by certain governmental entities under Section 457 of the Code; and

          (5) Non-Qualified Plans.

     The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of Contracts with the various types of retirement plans. Participants in such plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                                PERFORMANCE DATA

     From time to time the performance of one or more of the Subaccounts may be advertised. The performance data contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each Subaccount reflects the results of the corresponding Portfolio of the Fund and recurring charges and deductions borne by or imposed on the Portfolio and the Subaccount. Set forth below for each Subaccount is the manner in which the data contained in such advertisements will be calculated.

     Money Market Subaccount. The performance data for this Subaccount will reflect the "yield" and "effective yield". The "yield" of the Subaccount refers to the income generated by an investment in the Subaccount over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Subaccounts other than the Money Market Subaccount. The performance data for these Subaccounts will reflect the "yield" and "total return". The "yield" of each of these Subaccounts refers to the income generated by an investment in that Subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the Subaccount. The value of each Subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The "yield" reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the Surrender Charge. "Total return" for each of these Subaccounts refers to the return a Contractholder would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Funds and the Variable Account, including any Surrender Charge imposed as a result of the full Surrender, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the "total return" data is given.

     Returns for periods exceeding one year reflect the average annual total return for such period. Total return data may also be shown assuming that the Contract continues in force (i.e., was not surrendered) beyond the close of the periods indicated in which case that data would reflect all charges and deductions of both the Funds and the Variable Account other than the Surrender Charge. In addition to the total return data described above based upon a $1,000 investment, comparable data may also be shown for an investment equal to the amount of the average purchase payment made by a purchase of a Contract during the prior year.

     Non-Standardized Performance Data. From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

     In addition, reference in advertisements may be made to various indices, including without limitation, the Standard & Poor's Indices and the Lehman Brothers, Shearson, CDA/Wiesenberger, Russell, Merrill Lynch, and Wilshire indices, and to various ranking services, including, without limitation, the Lipper Annuity and Closed End Survey compiled by Lipper Analytical Services and the VARDS report compiled by Variable Annuity Research and Data Service in order to provide the reader a basis for comparison.

                             ADDITIONAL INFORMATION

     This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

     For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Contractholders and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account or the principal underwriter is a party. The Company is engaged in various kinds of routine litigation which, in the opinion of the Company, are not of material importance in relation to the total capital and surplus of the Company.

                              FINANCIAL STATEMENTS

     The financial statements for the Company, included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. The financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Variable Account. The financial statements of the Company and the Variable Account are included in the Statement of Additional Information.

                               TABLE OF CONTENTS

                                       OF

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1998


                                         ITEM                                           PAGE
--------------------------------------------------------------------------------------  -----
The Mutual Life Insurance Company of New York.........................................      1
Legal Opinion.........................................................................      1
Independent Accountants...............................................................      1
Federal Tax Status....................................................................      2
Performance Data......................................................................      5
Financial Statements..................................................................    F-1

     If you would like to receive a copy of the MONY Variable Account A Statement of Additional Information, please return this request to:

     The Mutual Life Insurance Company of New York

     Mail Drop 8-27

     1740 Broadway
     New York, New York 10019

Your name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City
---------------------------------------------------------------
                                                 State
        ------------------------------------------------------------------------
                                                                 Zip
        ------------------------------------------------------------------------

     Please send me a copy of the MONY Variable Account A Statement of Additional Information.
Policy C3-88

FORM NO. 13456SL (5/98)                                                #33-37722

                                   APPENDIX A
                        CALCULATION OF SURRENDER CHARGE

ILLUSTRATION 1

     Suppose an initial Purchase Payment of $15,000 is the only payment made, and no taxes are deducted from this payment. At the beginning of the third Contract Year, the Cash Value of the Contract has grown to $18,000 and the Contractholder requests a partial surrender of $2,000.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

                                                              AMOUNT AVAILABLE
ANNIVERSARIES SINCE                             AMOUNT         FOR ALLOCATION
 PURCHASE PAYMENT        CONTRACT YEAR        ALLOCATED              TO
  RECEIVED BY US        PAYMENT RECEIVED     TO SURRENDER     FUTURE SURRENDER
-------------------     ----------------     ------------     ----------------
       0...........             3               $    0            $      0
       1...........             2                    0                   0
       2...........             1                2,000              13,000

     If the Contract is a Non-Qualified Contract --

     Step 2: The Guaranteed Free Surrender Amount is calculated as 10% of the Cash Value ($1,800). Reduce the resulting amount allocated to surrender ($2,000) by the Guaranteed Free Surrender Amount ($1,800), and apply the Surrender Charge Percentages as follows:

NUMBER OF CONTRACT
  ANNIVERSARIES                                                              AMOUNT OF
      SINCE                                    AMOUNT        SURRENDER       SURRENDER
 PURCHASE PAYMENT       CONTRACT YEAR        ALLOCATED         CHARGE         CHARGE
  RECEIVED BY US       PAYMENT RECEIVED     TO SURRENDER     PERCENTAGE     (AMT X PCT)
------------------     ----------------     ------------     ----------     -----------
       0..........             3                $  0              7%            $ 0
       1..........             2                   0              7               0
       2..........             1                 200              6              12

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $12.

     The Surrender Charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $2,012.

     If the Contract is a Qualified Contract--

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($1,800) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10 percent), there is no Surrender Charge.

     Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.


     Assuming that in the middle of the tenth Contract Year, a full surrender is requested. The Cash Value at the time of full surrender is $28,000. Since this is a full surrender, the Annual Contract Charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value balance of $27,970. For this calculation, there is $13,000 of Purchase Payments made in the first Contract Year.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

                      NUMBER OF CONTRACT
                      ANNIVERSARIES SINCE                                              AMOUNT
                       PURCHASE PAYMENT                         CONTRACT YEAR        ALLOCATED
                        RECEIVED BY US                         PAYMENT RECEIVED     TO SURRENDER
                     ---------------------                     ----------------     ------------
           0...............................................              10           $      0
           1...............................................               9                  0
           2...............................................               8                  0
           3...............................................               7                  0
           4...............................................               6                  0
           5...............................................               5                  0
           6...............................................               4                  0
           7...............................................               3                  0
           8 (or more).....................................         1 and 2             13,000

     If the Contract is a Non-Qualified Contract --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($2,800) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($2,800), and apply the Surrender Charge Percentages as follows:

          NUMBER OF CONTRACT                                                                AMOUNT OF
         ANNIVERSARIES SINCE                                  AMOUNT        SURRENDER       SURRENDER
           PURCHASE PAYMENT            CONTRACT YEAR        ALLOCATED         CHARGE         CHARGE
            RECEIVED BY US            PAYMENT RECEIVED     TO SURRENDER     PERCENTAGE     (AMT X PCT)
    ------------------------------    ----------------     ------------     ----------     -----------
           0......................              10           $      0            7%            $ 0
           1......................               9                  0            7               0
           2......................               8                  0            6               0
           3......................               7                  0            6               0
           4......................               6                  0            5               0
           5......................               5                  0            4               0
           6......................               4                  0            3               0
           7......................               3                  0            2               0
           8 or more..............         1 and 2             10,200            0               0


     Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $0.

     If the Contract is a Qualified Contract

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($2,800) of the Qualified Contract or up to $10,000. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($10,000), and apply the Surrender Charge Percentages as follows:

          NUMBER OF CONTRACT                                                                AMOUNT OF
         ANNIVERSARIES SINCE                                  AMOUNT        SURRENDER       SURRENDER
           PURCHASE PAYMENT            CONTRACT YEAR        ALLOCATED         CHARGE          CHARGE
            RECEIVED BY US            PAYMENT RECEIVED     TO SURRENDER     PERCENTAGE     (AMT X PCT)
    ------------------------------    ----------------     ------------     ----------     ------------
           0......................              10            $    0             7%             $0
           1......................               9                 0             7               0
           2......................               8                 0             6               0
           3......................               7                 0             6               0
           4......................               6                 0             5               0
           5......................               5                 0             4               0
           6......................               4                 0             3               0
           7......................               3                 0             2               0
           8 or more..............         1 and 2             3,000             0               0

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $0.

     Since there are no Purchase Payments such that 7 or less policy anniversaries had passed since they were received, no part of the surrender proceeds are subject to a Surrender Charge. Hence, no Surrender Charge is assessed on this full surrender.

ILLUSTRATION 2

     Suppose Purchase Payments of $2,000 are made at the beginning of every Contract Year. No taxes are deducted from these Payments. In the middle of the third Contract Year, a partial surrender of $500 is requested. Suppose the Cash Value has grown to $7,000 at the time of the partial surrender request.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

               NUMBER OF CONTRACT
              ANNIVERSARIES SINCE                                     AMOUNT        AMOUNT AVAILABLE
                PURCHASE PAYMENT               CONTRACT YEAR        ALLOCATED       FOR ALLOCATION TO
                 RECEIVED BY US               PAYMENT RECEIVED     TO SURRENDER     FUTURE SURRENDERS
    ----------------------------------------  ----------------     ------------     -----------------
           0................................          3                $  0              $ 2,000
           1................................          2                   0                2,000
           2................................          1                 500                1,500

     If the Contract is a Non-Qualified Contract --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($700) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($500) by the Guaranteed Free Surrender Amount ($700), and apply the Surrender Charge Percentages as follows:

           NUMBER OF CONTRACT                                                               AMOUNT OF
          ANNIVERSARIES SINCE                                 AMOUNT        SURRENDER       SURRENDER
            PURCHASE PAYMENT           CONTRACT YEAR        ALLOCATED         CHARGE         CHARGE
             RECEIVED BY US           PAYMENT RECEIVED     TO SURRENDER     PERCENTAGE     (AMT X PCT)
    --------------------------------  ----------------     ------------     ----------     -----------
           0........................          3                 $0               7%            $ 0
           1........................          2                  0               7               0
           2........................          1                  0               6               0

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $0.

     The partial surrender will be allocated to $500 of payments made in the first Contract Year. But since 10 percent of the Cash Value ($700) of the Non-Qualified Contract could be surrendered under the Guaranteed Free Surrender Amount Provision, the partial surrender of $500 could be withdrawn without a surrender charge.

     If the Contract is a Qualified Contract --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($700) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 and less than 10% there is no surrender charge.

     Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

     Assume that Purchase Payments of $2,000 have continually been made at the beginning of each Contract Year, and that in the middle of the tenth Contract Year, a partial surrender of $7,500 is requested. The Cash Value is $32,600 at the time of the partial surrender request.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

               NUMBER OF CONTRACT
              ANNIVERSARIES SINCE                                     AMOUNT        AMOUNT AVAILABLE
                PURCHASE PAYMENT               CONTRACT YEAR        ALLOCATED       FOR ALLOCATION TO
                 RECEIVED BY US               PAYMENT RECEIVED     TO SURRENDER     FUTURE SURRENDERS
    ----------------------------------------  ----------------     ------------     -----------------
           0................................            10            $    0             $ 2,000
           1................................             9                 0               2,000
           2................................             8                 0               2,000
           3................................             7                 0               2,000
           4................................             6                 0               2,000
           5................................             5                 0               2,000
           6................................             4             2,000                   0
           7................................             3             2,000                   0
           8 or more........................       1 and 2             3,500                   0

     If the Contract is a Non-Qualified Contract --

     Step 2: The Guaranteed Free Surrender Amount is calculated as 10% of the Cash Value ($3,260) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($3,500) in Contract Years 1 and 2 by the Guaranteed Free Surrender Amount ($3,260), and apply the Surrender Charge Percentages as follows:

           NUMBER OF CONTRACT                                                               AMOUNT OF
          ANNIVERSARIES SINCE                                 AMOUNT        SURRENDER       SURRENDER
            PURCHASE PAYMENT           CONTRACT YEAR        ALLOCATED         CHARGE         CHARGE
             RECEIVED BY US           PAYMENT RECEIVED     TO SURRENDER     PERCENTAGE     (AMT X PCT)
    --------------------------------  ----------------     ------------     ----------     -----------
           6........................             4            $2,000             3%            $60
           7........................             3             2,000             2              40
           8 or more................       1 and 2               240             0               0

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $100.


     The Surrender Charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $7,600.

     If the Contract is a Qualified Contract --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($3,260) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10 percent), there is no surrender charge.

     Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

     Assuming that in the middle of the twelfth Contract Year, a full surrender with the full proceeds being settled under Settlement Option 3, Single Life Income for 10 years certain and during the balance of the annuitant's lifetime, payments of $2,000 have continuously been made at the beginning of each contract year. The Cash Value at the time of the full surrender is $26,000. Since this example assumes a full surrender is being made, the Annual Contract Charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value of $25,970.


     Since the full proceeds are being applied to Settlement Option 3, the Surrender Charge is $0. The entire remaining Cash Value of $25,970 is applied to the settlement option.

                                 THE MONYMASTER

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 1998


                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                            MONY VARIABLE ACCOUNT A

                                      AND

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK


     This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 1998 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by The Mutual Life Insurance Company of New York ("Company"). The prospectus is available, at no charge, by writing the Company at 1740 Broadway, New York, New York, 10019, Mail Drop or by calling 1-800-487-6669.


                               TABLE OF CONTENTS


ITEM                                                                                  PAGE
----------------------------------------------------------------------------------  --------
The Mutual Life Insurance Company of New York.....................................         1
Legal Opinion.....................................................................         1
Independent Accountants...........................................................         1
Federal Tax Status................................................................         2
Performance Data..................................................................         5
Financial Statements..............................................................       F-1

FORM NO. 13456 SL (5/98)                                                            33-37722

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK


     The Mutual Life Insurance Company of New York ("Company") is a mutual life insurance company organized under the laws of the state of New York in 1842. The principal offices of the Company are at 1740 Broadway, New York, New York 10019. The Company had consolidated assets at the end of 1997 of approximately $22.0 billion. The Company is licensed to sell insurance and annuities in all states of the United States, the District of Columbia, Puerto Rico, the Virgin Islands and all Provinces of Canada.



     At May 1, 1997, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was Company A- (Excellent) based upon an analysis of financial condition and operating performance through the end of 1996. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.



     In September 1997, the Company announced that it had begun the process of demutualization. If completed, it is not expected that demutualization will have any material effect on MONY Variable Account A or the Contract.


MORE ABOUT THE COMPANY

     The Company is one of America's oldest and most respected financial institutions. It is geared to meet the needs of today's consumers and business owners with an array of insurance products.

     For over 150 years, this firm has had the distinction of being not only one of the oldest insurance companies in America -- but also the first American mutual life insurance company to issue life insurance to the general public. Other important innovations include the fact that MONY was the first insurance company to:

     - offer a variable annuity with a choice of equity or fixed investments

     - insure a woman

     - insure a member of the armed forces

     The Company's mission is to provide excellence and quality in products and services through its network of highly trained insurance professionals that include:

     - Whole Life Insurance

     - Universal Life insurance

     - Qualified Retirement Plans

     Through the Company's subsidiary, MONY Securities Corp., a wide variety of investment products are also available which include:

     - Mutual Funds and Investment Services

                                 LEGAL OPINION

     Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of New York law pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contract, have been passed upon by Willard G. Eldred, Esq., then Vice President and Deputy General Counsel, of the Company.

                            INDEPENDENT ACCOUNTANTS


     The financial statements included herein have been audited by Coopers & Lybrand L.L.P., independent accountants, and are included herein in reliance on the reports of said firm given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand L.L.P.'s office is located at 1301 Avenue of the Americas, New York, New York 10019.


                                       (1)

                               FEDERAL TAX STATUS

INTRODUCTION

     The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Contractholder, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

TAXATION OF ANNUITIES IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Contractholders, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

     A Contractholder who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employer contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special elective 5-year (and, for certain eligible persons, 10-year) income averaging in the case of Qualified Contracts. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Contractholder's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity Payments" below.)

     Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Surrender Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Contractholder. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and nontaxable return of investment.

     There are special rules for Qualified Plans or contracts involving 85 percent or more employee contributions. Since the cost basis of Qualified Contracts is generally zero, however, partial surrender amounts will generally be fully taxed as ordinary income.

     A Contractholder who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

ANNUITY PAYMENTS

     The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at

                                       (2)
ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the Annuitant's last taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

PENALTY TAX

     Payments received by Contractholders, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59 1/2; (b) in a series of substantially equal payments made for life or life expectancy following separation from service; (c) after the death of the Contractholder (or, where the Contractholder is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; or (f) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts received as an immediate annuity.

INCOME TAX WITHHOLDING

     The Company is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years; or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

DIVERSIFICATION STANDARDS

     The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Funds are designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

     The Secretary of the Treasury has announced that he expects to issue regulations or Revenue Rulings that will prescribe the circumstances in which a Contractholder's control of the investments of a segregated asset account may cause the Contractholder, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations or Revenue Rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or Revenue Rulings. Since the regulations or Revenue Rulings have not been issued, there can be no assurance as to the content of such regulations or

                                       (3)

Revenue Rulings or even whether application of the regulations or Revenue Rulings will be prospective. For these reasons, Contractholders are urged to consult with their own tax advisers.

QUALIFIED PLANS

     The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Moreover, many of these tax rules were changed by the Tax Reform Act of 1986. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security (FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

     The Self-Employed Individuals Tax Retirement Act of 1962, as amended, which is commonly referred to as "H.R. 10," permits self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as "Individual Retirement Accounts" and "Individual Retirement Annuities." These Individual Retirement Accounts and Annuities are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into an Individual Retirement Account or Annuity.

CORPORATE PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

CERTAIN GOVERNMENTAL ENTITIES

     Section 457 of the Code permits certain governmental entities to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.

                                       (4)

                                PERFORMANCE DATA

MONEY MARKET SUBACCOUNT


     For the seven-day period ended December 31, 1997, the yield was 4.07% and the effective yield was 4.15%.


     The yield was calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

     The effective yield was calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to the Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     As the Money Market Subaccount invests only in shares of the Money Market Portfolio of the MONY Series Fund, Inc. ("MONY Series Fund"), the First Day Value reflects the per share net asset value of the Money Market Portfolio (which will normally be $1.00) and the number of shares of the Money Market Portfolio of the MONY Series Fund held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the number of shares of the Money Market Portfolio of the MONY Series Fund held in the Money Market Subaccount due to the declaration of dividends (in the form of shares and including dividends (in the form of shares) on shares received as dividends) of the net investment income and the daily charges and deductions from the Subaccount for mortality and expense risks and a deduction for the Annual Contract Charge imposed on each Contract Anniversary which has been pro-rated to reflect the shortened 7-day period and allocated to the Money Market Subaccount in the proportion that the total value of the Money Market Subaccount bore to the total value of the Variable Account at the end of the period indicated. Net investment income reflects earnings on investments less expenses of the Fund including the Investment Advisory Fee (which for calculating the yield and effective yield quoted above is assumed to be .40 percent, the fee which would be charged based upon the amount of assets under management on the last day of the period for which the quoted yield is stated). Not reflected in either the yield or effective yield are surrender charges, which will not exceed 7% of total Purchase Payments made prior to the Contract Year of surrender and the preceding 7 Contract Years.

                                       (5)

SUBACCOUNTS OTHER THAN MONEY MARKET SUBACCOUNT

TOTAL RETURN:

     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods, is shown in the table below. This table does not reflect the impact of the tax laws, if any, on total return as a result of the surrender.

                            MONY VARIABLE ACCOUNT A

                                  TOTAL RETURN

                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                     PERIOD AND SURRENDER AT END OF PERIOD)


                                                                                                FOR THE
                                                                                              PERIOD SINCE
                                          FOR THE           FOR THE           FOR THE          INCEPTION
                                        1 YEAR ENDED     5 YEARS ENDED     10 YEARS ENDED       THROUGH
                                        DECEMBER 31,     DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
              SUBACCOUNT                    1997             1997               1997              1997
--------------------------------------  ------------     -------------     --------------     ------------
Equity................................      17.37%           17.09%              N/A              15.91%
Small Cap.............................      36.00%           14.19%              N/A              14.98%
Managed...............................      15.04%           17.31%              N/A              18.48%
International Growth..................      -2.66%             N/A               N/A               6.87%
High Yield Bond.......................       5.43%             N/A               N/A              10.82%
Intermediate Term Bond................      -0.35%            3.89%             6.08%              6.94%
Long Term Bond........................       5.37%            7.15%             8.79%              9.49%
Government Securities.................      -0.87%            2.94%              N/A               4.56%


    Although MONY Variable Account A commenced operations in February 1991, the total returns shown above reflect those operations as well as the historical results for MONY Legacy Variable Account A. MONY Legacy Variable Account A commenced operations on December 30, 1987 and the assets, reserves, and other liabilities thereof became the assets, reserves, and other liabilities of the MONY Variable Account A on February 28, 1991, the effective date of the merger of MONY Legacy Life Insurance Company into the Company. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of the corresponding portfolio of the respective Fund, which is August 1988 for the Equity and Managed Portfolios, September 1988 for the Small Cap Portfolio, March 1985 for the Intermediate Term Bond and the Long Term Bond Portfolios, May 1991 for the Government Securities Portfolio, and November 1994 for the International Growth and for the High Yield Bond Portfolios. Total return is not indicative of future performance.

     The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Advisory Fees described in the Prospectus (see "Investment Advisory Fee" at page 23) and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                       (6)

     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the table below.

                            MONY VARIABLE ACCOUNT A

                                  TOTAL RETURN

                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                    PERIOD AND CONTRACT CONTINUES IN FORCE)


                                                                                                FOR THE
                                                                                             PERIOD SINCE
                                         FOR THE           FOR THE           FOR THE           INCEPTION
                                       1 YEAR ENDED     5 YEARS ENDED     10 YEARS ENDED        THROUGH
                                       DECEMBER 31,     DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
             SUBACCOUNT                    1997             1997               1997              1997
-------------------------------------  ------------     -------------     --------------     -------------
Equity...............................      23.51%           17.50%               N/A             15.91%
Small Cap............................      42.00%           14.65%               N/A             14.98%
Managed..............................      21.19%           17.72%               N/A             18.48%
International Growth.................       3.62%             N/A                N/A              8.40%
High Yield Bond......................      11.65%             N/A                N/A             12.22%
Intermediate Term Bond...............       5.90%            4.63%              6.08%             6.94%
Long Term Bond.......................      11.58%            7.79%              8.79%             9.49%
Government Securities................       5.39%            3.71%               N/A              4.91%


    Although MONY Variable Account A commenced operations in February 1991, the total returns shown above reflect those operations as well as the historical results for MONY Legacy Variable Account A. MONY Legacy Variable Account A commenced operations on December 30, 1987 and the assets, reserves, and other liabilities thereof became the assets, reserves, and other liabilities of the MONY Variable Account A on February 28, 1991, the effective date of the merger of MONY Legacy Life Insurance Company into the Company. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of the corresponding portfolio of the respective Fund, which is August 1988 for the Equity and Managed Portfolios, September 1988 for the Small Cap Portfolio, March 1985 for the Long Term Bond and Intermediate Term Bond Portfolios, May 1991 for the Government Securities Portfolio, and November 1994 for the International Growth and for the High Yield Bond Portfolios. Total return is not indicative of future performance.

     The table above reflects the same assumptions and results as the table appearing on page 6, except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the table above reflects the total return a Contractholder would have received during that period if he did not surrender his Contract.


     In addition to the total returns shown above, total returns may also be shown for the average purchase payment made by a purchaser of the Contract. For 1997, this amount was $25,000. The following tables show total returns calculated on the same basis as the two tables above, except that the purchase payment is $25,000.


                                       (7)

                            MONY VARIABLE ACCOUNT A
                                  TOTAL RETURN
                     (ASSUMING $25,000 PAYMENT AT BEGINNING
                   OF PERIOD AND SURRENDER AT END OF PERIOD)


                                                                                                FOR THE
                                                                                             PERIOD SINCE
                                         FOR THE           FOR THE           FOR THE           INCEPTION
                                       1 YEAR ENDED     5 YEARS ENDED     10 YEARS ENDED        THROUGH
                                       DECEMBER 31,     DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
             SUBACCOUNT                    1997             1997               1997              1997
-------------------------------------  ------------     -------------     --------------     -------------
Equity...............................      18.07%           17.68%               N/A             16.35%
Small Cap............................      36.59%           14.69%               N/A             15.35%
Managed..............................      16.77%           18.76%               N/A             19.43%
International Growth.................      -2.31%             N/A                N/A              7.28%
High Yield Bond......................       5.77%             N/A                N/A             11.20%
Intermediate Term Bond...............       0.10%            4.32%              6.43%             7.22%
Long Term Bond.......................       5.82%            7.55%              9.11%             9.74%
Government Securities................      -0.42%            3.38%               N/A              4.97%


    Although MONY Variable Account A commenced operations in February 1991, the total returns shown above reflect those operations as well as the historical results for MONY Legacy Variable Account A. MONY Legacy Variable Account A commenced operations on December 30, 1987 and the assets, reserves, and other liabilities thereof became the assets, reserves, and other liabilities of the MONY Variable Account A on February 28, 1991, the effective date of the merger of MONY Legacy Life Insurance Company into the Company. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of the corresponding portfolio of the respective Fund, which is August 1988 for the Equity and Managed Portfolios, September 1988 for the Small Cap Portfolio, March 1985 for the Long Term Bond and Intermediate Term Bond Portfolios, May 1991 for the Government Securities Portfolio, and November 1994 for the International Growth and for the High Yield Bond Portfolios. Total return is not indicative of future performance.

                            MONY VARIABLE ACCOUNT A
                                  TOTAL RETURN
                     (ASSUMING $25,000 PAYMENT AT BEGINNING
                   OF PERIOD AND CONTRACT CONTINUES IN FORCE)


                                                                                                FOR THE
                                                                                             PERIOD SINCE
                                         FOR THE           FOR THE           FOR THE           INCEPTION
                                       1 YEAR ENDED     5 YEARS ENDED     10 YEARS ENDED        THROUGH
                                       DECEMBER 31,     DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
             SUBACCOUNT                    1997             1997               1997              1997
-------------------------------------  ------------     -------------     --------------     -------------
Equity...............................      24.20%           18.08%               N/A             16.35%
Small Cap............................      42.59%           15.15%               N/A             15.35%
Managed..............................      22.91%           19.14%               N/A             19.43%
International Growth.................       3.96%             N/A                N/A              8.70%
High Yield Bond......................      11.98%             N/A                N/A             12.50%
Intermediate Term Bond...............       6.36%            5.05%              6.43%             7.22%
Long Term Bond.......................      12.03%            8.18%              9.11%             9.74%
Government Securities................       5.84%            4.13%               N/A              5.26%


    Although MONY Variable Account A commenced operations in February 1991, the total shown above reflect those operations as well as the historical results for MONY Legacy Variable Account A. MONY Legacy Variable Account A commenced operations on December 30, 1987 and the assets, reserves, and other liabilities thereof became the assets, reserves, and other liabilities of the MONY Variable Account A on February 28, 1991, the effective date of the merger of MONY Legacy Life Insurance Company into the Company. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of the corresponding portfolio of the respective Fund, which is August 1988 for the Equity and Managed Portfolios, September 1988 for the Small Cap

                                       (8)

Portfolio, March 1985 for the Intermediate Term Bond and the Long Term Bond Portfolios, May 1991 for the Government Securities Portfolio and November 1994 for the International Growth and for the High Yield Bond Portfolio. Total return is not indicative of future performance.

30-DAY YIELD:

     The yield for the Intermediate Term Bond, Long Term Bond, Government Securities and High Yield Bond Subaccounts is shown for the 30-day periods indicated in the following table.

                            MONY VARIABLE ACCOUNT A
                            YIELD FOR 30-DAY PERIOD


                                                                               YIELD FOR
                                                                             30 DAYS ENDED
                                                                           DECEMBER 31, 1997
                                                                           -----------------
    Intermediate Term Bond...............................................         4.78%
    Long Term Bond.......................................................         5.09%
    Government Securities................................................         4.43%
    High Yield Bond......................................................         6.55%


The 30-day yield is not indicative of future results.

     The yield shown in the table above is computed by subtracting from the net investment income of the corresponding Portfolio of the respective Fund charges and expenses imposed by the Variable Account and dividing the result by the value of the Subaccount. For the Intermediate Term Bond and Long Term Bond Portfolios, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and (iv) totaling the interest on each obligation. Discount or premium amortization is recomputed at the beginning of each 30-day period and with respect to discount and premium on mortgage or other asset-backed obligations subject to monthly payment of principal and interest, discount and premium is amortized on the remaining security, based on the cost of the security, to the weighted average maturity date, if available, or to the remaining term of the security, if the weighted average maturity date is not available. Gain or loss attributable to actual monthly paydowns is reflected as an increase or decrease in interest income during that period.

     The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

     Net investment income of the corresponding Portfolio less all charges and expenses imposed by the Variable Account is divided by the product of the average daily number of Units outstanding and the value of one Unit on the last day of the period. The sum of the quotient and 1 is raised to the 6th power, 1 is subtracted from the result, and then multiplied by 2.

YEAR TO DATE TOTAL RETURN:


     The tables below show total returns for the year to date (January 1, 1998 to February 15, 1998) which have not been annualized and which assume, respectively, a $1,000 and a $25,000 payment made at the beginning of the period and reflecting the same assumptions and results as the table appearing on page 6,


                                       (9)
except, in the case of the column headed "Contract In Force", no contingent deferred sales (surrender) charge or annual contract charge has been deducted:

                            MONY VARIABLE ACCOUNT A
                           YEAR TO DATE TOTAL RETURN

                        (JANUARY 1 TO FEBRUARY 13, 1998)

                (ASSUMING $1,000 PAYMENT AT BEGINNING OF PERIOD)


                                                                    SURRENDER AT      CONTRACT
                              SUBACCOUNT                            END OF PERIOD     IN FORCE
    --------------------------------------------------------------  -------------     --------
    Equity........................................................      -3.73%          3.78%
    Small Cap.....................................................      -2.88%          4.01%
    Managed.......................................................      -4.06%          4.02%
    International Growth..........................................      -1.28%          5.35%
    High Yield Bond...............................................      -3.72%          2.90%
    Intermediate Term Bond........................................      -5.57%          1.20%
    Long Term Bond................................................      -5.54%          1.31%
    Government Securities.........................................      -5.90%          0.86%


                            MONY VARIABLE ACCOUNT A
                           YEAR TO DATE TOTAL RETURN

                        (JANUARY 1 TO FEBRUARY 13, 1998

               (ASSUMING $25,000 PAYMENT AT BEGINNING OF PERIOD)


                                                                    SURRENDER AT      CONTRACT
                              SUBACCOUNT                            END OF PERIOD     IN FORCE
    --------------------------------------------------------------  -------------     --------
    Equity........................................................      -2.52%          3.78%
    Small Cap.....................................................      -2.29%          4.01%
    Managed.......................................................      -2.33%          4.02%
    International Growth..........................................      -0.93%          5.35%
    High Yield Bond...............................................      -3.39%          2.90%
    Intermediate Term Bond........................................      -5.11%          1.20%
    Long Term Bond................................................      -5.00%          1.31%
    Government Securities.........................................      -5.45%          0.86%


OTHER NON-STANDARDIZED PERFORMANCE DATA:

     From time to time, average annual total return or other performance data may also be advertised in nonstandardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

                              FINANCIAL STATEMENTS

     The financial statements of the Company should be distinguished from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account. The financial statements of the Company and the Variable Account are included in the Statement of Additional Information.

                                      (10)

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
                         INDEX TO FINANCIAL STATEMENTS


                                                                                       PAGE
                                                                                       ----
With respect to MONY Variable Account A
  Report of Independent Accountants..................................................   F-2
  Statements of assets and liabilities as of December 31, 1997.......................   F-3
  Statements of operations for the year ended December 31, 1997......................   F-6
  Statements of changes in net assets................................................   F-9
  Notes to financial statements......................................................  F-13

With respect to The Mutual Life Insurance Company of New York:
  Report of Independent Accountants..................................................  F-17
  Statements of admitted assets, liabilities and surplus as of December 31, 1997 and
     1996............................................................................  F-18
  Statements of operations for the years ended December 31, 1997 and 1996............  F-19
  Statements of surplus for the years ended December 31, 1997 and 1996...............  F-20
  Statements of cash flows for the years ended December 31, 1997 and 1996............  F-21
  Notes to financial statements......................................................  F-22

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees of

Mutual Life Insurance Company of New York and the
Contractholders of MONY Variable Account A:


     We have audited the accompanying statements of assets and liabilities of MONY Variable Account A (comprising, respectively, the MONY Series Fund, Inc.'s Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Government Securities and Money Market Subaccounts; the Enterprise Accumulation Trust's Equity, Small Cap, Managed, International Growth and High Yield Bond Subaccounts; and the OCC Accumulation Trust's Money Market, Bond, Equity, Small Cap and Managed Subaccounts) as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of MONY's management. Our responsibility is to express an opinion on these financial statements based on our audits.


     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY Variable Account A as of December 31, 1997, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                  COOPERS & LYBRAND L.L.P.

New York, New York
February 11, 1998

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

                                                                      MONY SERIES FUND, INC.
                                   --------------------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE    LONG TERM                    MONEY      GOVERNMENT
                                     GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED    MARKET      SECURITIES
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   ------------   -----------   ----------   -----------   ----------
ASSETS
Investments at cost (Note 4).....   $170,806     $215,365     $7,591,341    $12,421,256   $ 107,587    $23,334,035   $3,448,871
                                    ========     ========     ==========    ===========   =========    ===========   ==========
Investments in MONY Series Fund,
  Inc., at net asset value (Note
  2).............................   $291,598     $347,889     $7,904,825    $13,897,512   $ 137,795    $23,334,035   $3,578,938
Amount due from MONY.............          0            0        121,115             72           0         27,625          72
Amount due from MONY Series Fund,
  Inc. ..........................         12            0             12            725           9         25,122         665
                                    --------     --------     ----------    -----------   ---------    -----------   ----------
         Total assets............    291,610      347,889      8,025,952     13,898,309     137,804     23,386,782   3,579,675
                                    --------     --------     ----------    -----------   ---------    -----------   ----------
           LIABILITIES
Amount due to MONY...............         12            0             12            725           9         25,122         665
Amount due to MONY Series Fund,
  Inc. ..........................          0            0        121,115             72           0         27,625          72
                                    --------     --------     ----------    -----------   ---------    -----------   ----------
         Total liabilities.......         12            0        121,127            797           9         52,747         737
                                    --------     --------     ----------    -----------   ---------    -----------   ----------
Net assets.......................   $291,598     $347,889     $7,904,825    $13,897,512   $ 137,795    $23,334,035   $3,578,938
                                    ========     ========     ==========    ===========   =========    ===========   ==========
Net assets consist of:
  Contractholders' net
    payments.....................   $ 36,276     $ 16,595     $5,933,337    $ 9,374,745   $(110,074)   $20,476,494   $3,371,495
  Undistributed net investment
    income.......................     49,058      127,199      1,547,605      2,683,655     106,504      2,857,541      50,789
  Accumulated net realized gain
    on investments...............     85,472       71,571        110,399        362,856     111,157              0      26,587
  Unrealized appreciation of
    investments..................    120,792      132,524        313,484      1,476,256      30,208              0     130,067
                                    --------     --------     ----------    -----------   ---------    -----------   ----------
Net assets.......................   $291,598     $347,889     $7,904,825    $13,897,512   $ 137,795    $23,334,035   $3,578,938
                                    ========     ========     ==========    ===========   =========    ===========   ==========
Number of units outstanding* ....      7,284        9,384        436,486        604,629       4,707      1,543,043     302,006
                                    --------     --------     ----------    -----------   ---------    -----------   ----------
Net asset value per unit
  outstanding*...................   $  40.03     $  37.07     $    18.11    $     22.99   $   29.27    $     15.12   $   11.85
                                    ========     ========     ==========    ===========   =========    ===========   ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1997

                                                                ENTERPRISE ACCUMULATION TRUST
                                            ---------------------------------------------------------------------
                                                                                       INTERNATIONAL   HIGH YIELD
                                              EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                            -----------   -----------   ------------   -------------   ----------
ASSETS
Investments at cost (Note 4)..............  $46,784,804   $31,594,208   $223,370,538    $  8,462,886   $7,036,463
                                            ===========   ===========   ============      ==========   ==========
Investments in Enterprise Accumulation
  Trust, at net asset value (Note 2)......  $58,897,778   $39,297,930   $297,065,970    $  8,619,818   $7,265,062
Amount due from MONY......................          531         1,488            661             362            3
Amount due from Enterprise Accumulation
  Trust...................................        1,491           540          9,564             427           14
                                            -----------   -----------   ------------      ----------   ----------
          Total assets....................   58,899,800    39,299,958    297,076,195       8,620,607    7,265,079
                                            -----------   -----------   ------------      ----------   ----------
               LIABILITIES
Amount due to MONY........................        1,491           540          9,564             427           14
Amount due to Enterprise Accumulation
  Trust...................................          531         1,488            661             362            3
                                            -----------   -----------   ------------      ----------   ----------
          Total liabilities...............        2,022         2,028         10,225             789           17
                                            -----------   -----------   ------------      ----------   ----------
Net assets................................  $58,897,778   $39,297,930   $297,065,970    $  8,619,818   $7,265,062
                                            ===========   ===========   ============      ==========   ==========
Net assets consist of:
  Contractholders' net payments...........  $35,666,860   $23,668,061   $151,930,328    $  7,826,278   $6,396,951
  Undistributed net investment income.....    2,815,100     4,904,544     22,763,039         210,205      576,880
  Accumulated net realized gain on
     investments..........................    8,302,844     3,021,603     48,677,171         426,403       62,632
  Unrealized appreciation of
     investments..........................   12,112,974     7,703,722     73,695,432         156,932      228,599
                                            -----------   -----------   ------------      ----------   ----------
Net assets................................  $58,897,778   $39,297,930   $297,065,970    $  8,619,818   $7,265,062
                                            ===========   ===========   ============      ==========   ==========
Number of units outstanding* .............    1,428,789     1,042,727      5,633,476         664,152      502,892
                                            -----------   -----------   ------------      ----------   ----------
Net asset value per unit outstanding* ....  $     41.22   $     37.69   $      52.73    $      12.98   $    14.45
                                            ===========   ===========   ============      ==========   ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1997

                                                                       OCC ACCUMULATION TRUST
                                                   ---------------------------------------------------------------
                                                     MONEY
                                                     MARKET        BOND        EQUITY     SMALL CAP      MANAGED
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   ----------   ----------   ----------   ----------   -----------
ASSETS
Investments at cost (Note 4).....................   $464,272     $574,919     $225,366     $177,907    $ 7,308,176
                                                    ========     ========     ========     ========    ===========
Investments in OCC Accumulation Trust, at net
  asset value (Note 2)...........................   $464,272     $590,466     $392,027     $260,650    $12,181,976
Amount due from OCC Accumulation Trust...........      4,917            0       30,238       37,745         39,248
                                                    --------     --------     --------     --------    -----------
          Total assets...........................    469,189      590,466      422,265      298,395     12,221,224
                                                    --------     --------     --------     --------    -----------
                   LIABILITIES
Amount due to MONY...............................      4,917            0       30,238       37,745         39,248
                                                    --------     --------     --------     --------    -----------
Net assets.......................................   $464,272     $590,466     $392,027     $260,650    $12,181,976
                                                    ========     ========     ========     ========    ===========
Net assets consist of:
  Contractholders' net payments..................   $411,747     $458,422     $165,693     $ 92,522    $ 4,584,790
  Undistributed net investment income............     52,525      122,784       12,025       23,660        377,599
  Accumulated net realized gain (loss) on
     investments.................................          0       (6,287)      47,648       61,725      2,345,787
  Unrealized appreciation of investments.........          0       15,547      166,661       82,743      4,873,800
                                                    --------     --------     --------     --------    -----------
Net assets.......................................   $464,272     $590,466     $392,027     $260,650    $12,181,976
                                                    ========     ========     ========     ========    ===========
Number of units outstanding* ....................     33,429       34,521        9,563        7,532        238,580
                                                    --------     --------     --------     --------    -----------
Net asset value per unit outstanding* ...........   $  13.89     $  17.10     $  40.99     $  34.60    $     51.06
                                                    ========     ========     ========     ========    ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                     MONY SERIES FUND, INC.
                                  ---------------------------------------------------------------------------------------------
                                    EQUITY       EQUITY     INTERMEDIATE    LONG TERM                    MONEY       GOVERNMENT
                                    GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED     MARKET      SECURITIES
                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  ----------   ----------   ------------   -----------   ----------   ------------   ----------
Dividend income.................   $ 22,966     $ 33,575    $    370,421   $   650,293    $ 11,395    $    987,648   $  73,370
Mortality and expense risk
  charges (Note 3)..............     (3,532)      (3,979)        (86,207)     (142,676)     (1,903)       (239,236)    (29,730)
                                    -------      -------        --------      --------     -------        --------     -------
Net investment income...........     19,434       29,596         284,214       507,617       9,492         748,412      43,640
                                    -------      -------        --------      --------     -------        --------     -------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales...........     51,279       29,023       1,950,322     1,813,551      79,051      98,008,091     437,221
  Cost of shares sold...........    (18,585)     (15,972)     (1,845,704)   (1,712,725)    (56,492)    (98,008,091)   (423,768)
                                    -------      -------        --------      --------     -------        --------     -------
Net realized gain on
  investments...................     32,694       13,051         104,618       100,826      22,559               0      13,453
Net increase in unrealized
  appreciation of investments...     19,810       37,678          42,476       766,700       2,068               0      82,489
                                    -------      -------        --------      --------     -------        --------     -------
Net realized and unrealized gain
  on investments................     52,504       50,729         147,094       867,526      24,627               0      95,942
                                    -------      -------        --------      --------     -------        --------     -------
Net increase in net assets
  resulting from operations.....   $ 71,938     $ 80,325    $    431,308   $ 1,375,143    $ 34,119    $    748,412   $ 139,582
                                    =======      =======        ========      ========     =======        ========     =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                           ENTERPRISE ACCUMULATION TRUST
                                       ---------------------------------------------------------------------
                                                                                  INTERNATIONAL   HIGH YIELD
                                         EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                       -----------   -----------   ------------   -------------   ----------
Dividend income......................  $ 1,949,439   $ 3,336,149   $ 13,456,808    $    254,490   $  454,254
Mortality and expense risk charges
  (Note 3)...........................     (600,550)     (366,390)    (3,295,905)        (96,803)     (61,837)
                                        ----------    ----------    -----------        --------     --------
Net investment income................    1,348,889     2,969,759     10,160,903         157,687      392,417
                                        ----------    ----------    -----------        --------     --------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales................   10,212,701     6,071,175     54,467,469       1,706,834      878,555
  Cost of shares sold................   (5,630,250)   (4,264,386)   (29,982,762)     (1,391,670)    (836,187)
                                        ----------    ----------    -----------        --------     --------
Net realized gain on investments.....    4,582,451     1,806,789     24,484,707         315,164       42,368
Net increase (decrease) in unrealized
  appreciation of investments........    4,305,948     5,408,719     18,352,149        (304,765)     131,750
                                        ----------    ----------    -----------        --------     --------
Net realized and unrealized gain on
  investments........................    8,888,399     7,215,508     42,836,856          10,399      174,118
                                        ----------    ----------    -----------        --------     --------
Net increase in net assets resulting
  from operations....................  $10,237,288   $10,185,267   $ 52,997,759    $    168,086   $  566,535
                                        ==========    ==========    ===========        ========     ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                 OCC ACCUMULATION TRUST
                                            ----------------------------------------------------------------
                                               MONEY
                                              MARKET         BOND        EQUITY     SMALL CAP      MANAGED
                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                            -----------   ----------   ----------   ----------   -----------
Dividend income...........................  $    23,660   $   35,262    $ 15,704    $   15,785   $   534,860
Mortality and expense risk charges (Note
  3)......................................       (6,423)      (7,113)     (4,914)       (3,877)     (156,293)
                                                -------     --------     -------       -------    ----------
Net investment income.....................       17,237       28,149      10,790        11,908       378,567
                                                -------     --------     -------       -------    ----------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.....................    1,083,435      604,285      78,237       140,636     3,477,244
  Cost of shares sold.....................   (1,083,435)    (613,869)    (42,395)     (102,877)   (1,921,839)
                                                -------     --------     -------       -------    ----------
Net realized gain (loss) on investments...            0       (9,584)     35,842        37,759     1,555,405
Net increase in unrealized appreciation of
  investments.............................            0       12,352      42,275         7,206       369,175
                                                -------     --------     -------       -------    ----------
Net realized and unrealized gain on
  investments.............................            0        2,768      78,117        44,965     1,924,580
                                                -------     --------     -------       -------    ----------
Net increase in net assets resulting from
  operations..............................  $    17,237   $   30,917    $ 88,907    $   56,873   $ 2,303,147
                                                =======     ========     =======       =======    ==========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                     MONY SERIES FUND, INC.
                                                                   -----------------------------------------------------------
                                                                                                                   INTERMEDIATE
                                                                      EQUITY GROWTH           EQUITY INCOME        TERM BOND
                                                                        SUBACCOUNT              SUBACCOUNT         SUBACCOUNT
                                                                   --------------------    --------------------    -----------
                                                                     1997        1996        1997        1996         1997
                                                                   --------    --------    --------    --------    -----------
From operations:
  Net investment income (loss)..................................   $ 19,434    $ (2,869)   $ 29,596    $ (2,755)   $   284,214
  Net realized gain (loss) on investments.......................     32,694       3,240      13,051      10,024        104,618
  Net increase in unrealized appreciation of investments........     19,810      40,185      37,678      35,971         42,476
                                                                   --------    --------    --------    --------     ----------
Net increase (decrease) in net assets resulting from
  operations....................................................     71,938      40,556      80,325      43,240        431,308
                                                                   --------    --------    --------    --------     ----------
From unit transactions:
  Net proceeds from the issuance of units.......................          0           0       1,714         521      2,659,796
  Net asset value of units redeemed or used to meet contract
    obligations.................................................    (27,729)     (3,203)     (4,757)    (22,959)    (1,677,836)
                                                                   --------    --------    --------    --------     ----------
Net increase (decrease) from unit transactions..................    (27,729)     (3,203)     (3,043)    (22,438)       981,960
                                                                   --------    --------    --------    --------     ----------
Net increase (decrease) in net assets...........................     44,209      37,353      77,282      20,802      1,413,268
Net assets beginning of year....................................    247,389     210,036     270,607     249,805      6,491,557
                                                                   --------    --------    --------    --------     ----------
Net assets end of year*.........................................   $291,598    $247,389    $347,889    $270,607    $ 7,904,825
                                                                   ========    ========    ========    ========     ==========
Units outstanding beginning of year.............................      7,976       8,091       9,465      10,336        381,313
Units issued during the year....................................          0           0         619          20        152,349
Units redeemed during the year..................................       (692)       (115)       (700)       (891)       (97,176)
                                                                   --------    --------    --------    --------     ----------
Units outstanding end of year...................................      7,284       7,976       9,384       9,465        436,486
                                                                   ========    ========    ========    ========     ==========

---------------
* Includes undistributed net investment income of:                 $ 49,058    $ 29,624    $127,199    $ 97,603    $ 1,547,605

                                                                        MONY SERIES FUND, INC.
                                                                ------------------------------------------
                                                                 INTERMEDIATE
                                                                   TERM BOND           LONG TERM BOND
                                                                  SUBACCOUNT             SUBACCOUNT
                                                                  -----------   --------------------------
                                                                     1996           1997           1996
                                                                  -----------    -----------    -----------
From operations:
  Net investment income (loss)..................................  $   (83,249)   $   507,617    $  (124,623)
  Net realized gain (loss) on investments.......................      (66,500)       100,826       (113,978)
  Net increase in unrealized appreciation of investments........      287,901        766,700         58,274
                                                                   ----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations....................................................      138,152      1,375,143       (180,327)
                                                                   ----------    -----------    -----------
From unit transactions:
  Net proceeds from the issuance of units.......................    2,126,818      3,496,284      2,785,899
  Net asset value of units redeemed or used to meet contract
    obligations.................................................   (2,394,742)    (1,307,957)    (2,589,305)
                                                                   ----------    -----------    -----------
Net increase (decrease) from unit transactions..................     (267,924)     2,188,327        196,594
                                                                   ----------    -----------    -----------
Net increase (decrease) in net assets...........................     (129,772)     3,563,470         16,267
Net assets beginning of year....................................    6,621,329     10,334,042     10,317,775
                                                                   ----------    -----------    -----------
Net assets end of year*.........................................  $ 6,491,557    $13,897,512    $10,334,042
                                                                   ==========    ===========    ===========
Units outstanding beginning of year.............................      398,283        503,775        495,169
Units issued during the year....................................      128,432        162,590        139,629
Units redeemed during the year..................................     (145,402)       (61,736)      (131,023)
                                                                   ----------    -----------    -----------
Units outstanding end of year...................................      381,313        604,629        503,775
                                                                   ==========    ===========    ===========
---------------
* Includes undistributed net investment income of:                $ 1,263,391    $ 2,683,655    $ 2,176,038

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                      MONY SERIES FUND, INC. (CONTINUED)
                                                                                     -------------------------------------
                                                                                          DIVERSIFIED         MONEY MARKET
                                                                                          SUBACCOUNT           SUBACCOUNT
                                                                                     ---------------------    ------------
                                                                                       1997        1996           1997
                                                                                     --------    ---------    ------------
From operations:
  Net investment income (loss)....................................................   $  9,492    $  (3,484)   $    748,412
  Net realized gain (loss) on investments.........................................     22,559       41,789               0
  Net increase (decrease) in unrealized appreciation of investments...............      2,068       (9,570)              0
                                                                                      -------      -------      ----------
Net increase in net assets resulting from operations..............................     34,119       28,735         748,412
                                                                                      -------      -------      ----------
From unit transactions:
  Net proceeds from the issuance of units.........................................        674       77,280      96,655,000
  Net asset value of units redeemed or used to meet contract obligations..........    (77,004)    (180,942)    (93,779,042)
                                                                                      -------      -------      ----------
Net increase (decrease) from unit transactions....................................    (76,330)    (103,662)      2,875,958
                                                                                      -------      -------      ----------
Net increase (decrease) in net assets.............................................    (42,211)     (74,927)      3,624,370
Net assets beginning of year......................................................    180,006      254,933      19,709,665
                                                                                      -------      -------      ----------
Net assets end of year*...........................................................   $137,795    $ 180,006    $ 23,334,035
                                                                                      =======      =======      ==========
Units outstanding beginning of year...............................................      7,590       12,152       1,355,274
Units issued during the year......................................................         34        3,635       6,511,788
Units redeemed during the year....................................................     (2,917)      (8,197)     (6,324,019)
                                                                                      -------      -------      ----------
Units outstanding end of year.....................................................      4,707        7,590       1,543,043
                                                                                      =======      =======      ==========

---------------
* Includes undistributed net investment income of:                                   $106,504    $  97,012    $  2,857,541

                                                                                      MONY SERIES FUND, INC. (CONTINUED)
                                                                                     -------------------------------------

                                                                                     MONEY                  GOVERNMENT
                                                                                     MARKET                 SECURITIES
                                                                                    SUBACCOUNT              SUBACCOUNT
                                                                                    ------------    ------------------------

                                                                                        1996           1997          1996

                                                                                    ------------    ----------    ----------

From operations:
  Net investment income (loss)....................................................  $    648,275    $   43,640    $  (17,809)

  Net realized gain (loss) on investments.........................................             0        13,453          (462)

  Net increase (decrease) in unrealized appreciation of investments...............             0        82,489        57,310

                                                                                      ----------     ---------       -------

Net increase in net assets resulting from operations..............................       648,275       139,582        39,039

                                                                                      ----------     ---------       -------

From unit transactions:
  Net proceeds from the issuance of units.........................................    71,884,991     1,902,833     1,419,641

  Net asset value of units redeemed or used to meet contract obligations..........   (70,019,648)     (278,247)     (558,126)

                                                                                      ----------     ---------       -------

Net increase (decrease) from unit transactions....................................     1,865,343     1,624,586       861,515

                                                                                      ----------     ---------       -------

Net increase (decrease) in net assets.............................................     2,513,618     1,764,168       900,554

Net assets beginning of year......................................................    17,196,047     1,814,770       914,216

                                                                                      ----------     ---------       -------

Net assets end of year*...........................................................  $ 19,709,665    $3,578,938    $1,814,770

                                                                                      ==========     =========       =======

Units outstanding beginning of year...............................................     1,227,811       162,102        83,571

Units issued during the year......................................................     5,032,568       164,256       129,566

Units redeemed during the year....................................................    (4,905,105)      (24,352)      (51,035)

                                                                                      ----------     ---------       -------

Units outstanding end of year.....................................................     1,355,274       302,006       162,102

                                                                                      ==========     =========       =======

---------------
* Includes undistributed net investment income of:                                  $  2,109,129    $   50,789    $    7,149


                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                               ENTERPRISE ACCUMULATION TRUST
                                  ----------------------------------------------------------------------------------------
                                            EQUITY                      SMALL CAP                       MANAGED
                                          SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                  --------------------------    --------------------------    ----------------------------
                                     1997           1996           1997           1996            1997            1996
                                  -----------    -----------    -----------    -----------    ------------    ------------
From operations:
  Net investment income
    (loss).....................   $ 1,348,889    $   127,192    $ 2,969,759    $    98,655    $ 10,160,903    $   (159,652)
  Net realized gain on
    investments................     4,582,451      1,845,892      1,806,789        322,780      24,484,707      10,600,967
  Net increase (decrease) in
    unrealized appreciation of
    investments................     4,305,948      3,936,924      5,408,719      1,442,596      18,352,149      25,728,772
                                  -----------    -----------    -----------    -----------    ------------    ------------
Net increase in net assets
  resulting from operations....    10,237,288      5,910,008     10,185,267      1,864,031      52,997,759      36,170,087
                                  -----------    -----------    -----------    -----------    ------------    ------------
From unit transactions:
  Net proceeds from the
    issuance of units..........    19,541,544     13,430,622     11,606,860      5,146,904      69,610,057      59,678,401
  Net asset value of units
    redeemed or used to meet
    contract obligations.......    (8,148,291)    (3,493,043)    (4,634,574)    (4,293,528)    (46,391,571)    (24,531,771)
                                  -----------    -----------    -----------    -----------    ------------    ------------
Net increase from unit
  transactions.................    11,393,253      9,937,579      6,972,286        853,376      23,218,486      35,146,630
                                  -----------    -----------    -----------    -----------    ------------    ------------
Net increase in net assets.....    21,630,541     15,847,587     17,157,553      2,717,407      76,216,245      71,316,717
Net assets beginning of year...    37,267,237     21,419,650     22,140,377     19,422,970     220,849,725     149,533,008
                                  -----------    -----------    -----------    -----------    ------------    ------------
Net assets end of year*........   $58,897,778    $37,267,237    $39,297,930    $22,140,377    $297,065,970    $220,849,725
                                  ===========    ===========    ===========    ===========    ============    ============
Units outstanding beginning of
  year.........................     1,123,086        798,552        837,807        807,452       5,150,485       4,253,824
Units issued during the year...       526,272        441,702        347,201        202,925       1,464,377       1,537,736
Units redeemed during the
  year.........................      (220,569)      (117,168)      (142,281)      (172,570)       (981,386)       (641,075)
                                  -----------    -----------    -----------    -----------    ------------    ------------
Units outstanding end of
  year.........................     1,428,789      1,123,086      1,042,727        837,807       5,633,476       5,150,485
                                  ===========    ===========    ===========    ===========    ============    ============

---------------
* Includes undistributed net
  investment income of:           $ 2,815,100    $ 1,466,211    $ 4,904,544    $ 1,934,785    $ 22,763,039    $ 12,602,136

                                               ENTERPRISE ACCUMULATION TRUST
                                  -----------------------------------------------------

                                       INTERNATIONAL                 HIGH YIELD
                                          GROWTH                        BOND
                                        SUBACCOUNT                   SUBACCOUNT
                                 -------------------------    ------------------------
                                    1997           1996          1997          1996
                                 -----------    ----------    ----------    ----------
From operations:
  Net investment income
    (loss).....................  $   157,687    $  (28,360)   $  392,417    $  140,903
  Net realized gain on
    investments................      315,164        94,099        42,368        10,750
  Net increase (decrease) in
    unrealized appreciation of
    investments................     (304,765)      382,690       131,750        84,387
                                  ----------    ----------    ----------    ----------
Net increase in net assets
  resulting from operations....      168,086       448,429       566,535       236,040
                                  ----------    ----------    ----------    ----------
From unit transactions:
  Net proceeds from the
    issuance of units..........    3,852,044     3,893,317     3,929,223     2,209,079
  Net asset value of units
    redeemed or used to meet
    contract obligations.......   (1,301,430)     (314,849)     (420,640)     (323,040)
                                  ----------    ----------    ----------    ----------
Net increase from unit
  transactions.................    2,550,614     3,578,468     3,508,583     1,886,039
                                  ----------    ----------    ----------    ----------
Net increase in net assets.....    2,718,700     4,026,897     4,075,118     2,122,079
Net assets beginning of year...    5,901,118     1,874,221     3,189,944     1,067,865
                                  ----------    ----------    ----------    ----------
Net assets end of year*........  $ 8,619,818    $5,901,118    $7,265,062    $3,189,944
                                  ==========    ==========    ==========    ==========
Units outstanding beginning of
  year.........................      472,752       167,074       247,295        92,358
Units issued during the year...      289,408       332,329       286,812       182,283
Units redeemed during the
  year.........................      (98,008)      (26,651)      (31,215)      (27,346)
                                  ----------    ----------    ----------    ----------
Units outstanding end of
  year.........................      664,152       472,752       502,892       247,295
                                  ==========    ==========    ==========    ==========
---------------
* Includes undistributed net
  investment income of:          $   210,205    $   52,518    $  576,880    $  184,463

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         OCC ACCUMULATION TRUST
                                                ------------------------------------------------------------------------
                                                     MONEY MARKET                  BOND                    EQUITY
                                                      SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                -----------------------    ---------------------    --------------------
                                                   1997          1996        1997        1996         1997        1996
                                                -----------    --------    --------    ---------    --------    --------
From operations:
  Net investment income......................   $    17,237    $ 14,005    $ 28,149    $  42,462    $ 10,790    $  4,186
  Net realized gain (loss) on investments....             0           0      (9,584)        (186)     35,842       7,734
  Net increase (decrease) in unrealized
    appreciation of investments..............             0           0      12,352      (44,748)     42,275      54,162
                                                 ----------     -------     -------     --------     -------     -------
Net increase (decrease) in net assets
  resulting from operations..................        17,237      14,005      30,917       (2,472)     88,907      66,082
                                                 ----------     -------     -------     --------     -------     -------
From unit transactions:
  Net proceeds from the issuance of units....     1,080,192      19,197      20,982       15,468       4,581      22,903
  Net asset value of units redeemed or used
    to meet contract obligations.............    (1,076,942)    (27,513)    (30,553)    (276,029)    (71,904)    (12,801)
                                                 ----------     -------     -------     --------     -------     -------
Net increase (decrease) from unit
  transactions...............................         3,250      (8,316)     (9,571)    (260,561)    (67,323)     10,102
                                                 ----------     -------     -------     --------     -------     -------
Net increase (decrease) in net assets........        20,487       5,689      21,346     (263,033)     21,584      76,184
Net assets beginning of year.................       443,785     438,096     569,120      832,153     370,443     294,259
                                                 ----------     -------     -------     --------     -------     -------
Net assets end of year*......................   $   464,272    $443,785    $590,466    $ 569,120    $392,027    $370,443
                                                 ==========     =======     =======     ========     =======     =======
Units outstanding beginning of year..........        33,041      33,665      35,119       51,825      11,304      10,944
Units issued during the year.................        78,351       1,448       1,264          650         153         894
Units redeemed during the year...............       (77,963)     (2,072)     (1,862)     (17,356)     (1,894)       (534)
                                                 ----------     -------     -------     --------     -------     -------
Units outstanding end of year................        33,429      33,041      34,521       35,119       9,563      11,304
                                                 ==========     =======     =======     ========     =======     =======

---------------
* Includes undistributed net investment
  income of:                                    $    52,525    $ 35,288    $122,784    $  94,635    $ 12,025    $  1,235

                                                            OCC ACCUMULATION TRUST
                                                --------------------------------------------------
                                                     SMALL CAP                    MANAGED
                                                     SUBACCOUNT                  SUBACCOUNT
                                               ----------------------    --------------------------
                                                 1997         1996          1997           1996
                                               ---------    ---------    -----------    -----------
From operations:
  Net investment income......................  $  11,908    $  15,959    $   378,567    $    97,936
  Net realized gain (loss) on investments....     37,759       20,195      1,555,405        695,252
  Net increase (decrease) in unrealized
    appreciation of investments..............      7,206       17,666        369,175      1,520,888
                                                --------     --------     ----------     ----------
Net increase (decrease) in net assets
  resulting from operations..................     56,873       53,820      2,303,147      2,314,076
                                                --------     --------     ----------     ----------
From unit transactions:
  Net proceeds from the issuance of units....          0       10,778      1,042,873        301,963
  Net asset value of units redeemed or used
    to meet contract obligations.............   (136,759)    (174,121)    (3,207,772)    (1,630,402)
                                                --------     --------     ----------     ----------
Net increase (decrease) from unit
  transactions...............................   (136,759)    (163,343)    (2,164,899)    (1,328,439)
                                                --------     --------     ----------     ----------
Net increase (decrease) in net assets........    (79,886)    (109,523)       138,248        985,637
Net assets beginning of year.................    340,536      450,059     12,043,728     11,058,091
                                                --------     --------     ----------     ----------
Net assets end of year*......................  $ 260,650    $ 340,536    $12,181,976    $12,043,728
                                                ========     ========     ==========     ==========
Units outstanding beginning of year..........     11,883       18,419        284,927        317,313
Units issued during the year.................          0          484         21,763          8,688
Units redeemed during the year...............     (4,351)      (7,020)       (68,110)       (41,074)
                                                --------     --------     ----------     ----------
Units outstanding end of year................      7,532       11,883        238,580        284,927
                                                ========     ========     ==========     ==========
---------------
* Includes undistributed net investment
  income of:                                   $  23,660    $  11,752    $   377,599    $      (968)

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies. These policies are issued by MONY.

     There are currently seventeen subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. ("Fund"), Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (formerly the Quest for Value Accumulation Trust) collectively, the "Funds". The Funds are registered under the 1940 Act as open end, diversified, management investment companies.


     On March 31, 1997, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Bond Portfolio and using the redemption proceeds to purchase shares of the OCC Accumulation Trust U.S. Government Income Portfolio. The substitution was effected through a redemption of assets in-kind for the Variable Account and OCC.



     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages 68 to 102; 105 to 142; and 145 to 166; respectively, and should be read in conjunction with these financial statements.


2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at the net asset values of each portfolio. Except for the Money Market Portfolio, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on the amortized cost of the securities held which approximates value.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets held by the Variable Account.

     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the annual contract charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted for all subaccounts for 1997 was $244,101.

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at December 31, 1997 consist of the following:

                                EQUITY       EQUITY      INTERMEDIATE     LONG TERM                       MONEY        GOVERNMENT
                                GROWTH       INCOME       TERM BOND         BOND        DIVERSIFIED       MARKET       SECURITIES
                               PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                               ---------    ---------    ------------    -----------    -----------    ------------    ----------
Shares beginning of year:
  Shares....................       8,146       11,545        592,296         804,831        10,006       19,709,665      171,528
  Amount....................   $ 146,407    $ 175,761    $ 6,220,549     $ 9,624,486     $ 151,866     $ 19,709,665    $1,767,192
                                --------     --------    -----------      ----------     ---------     ------------    -----------
Shares acquired:
  Shares....................         560          847        263,589         300,731            49      100,644,813      191,007
  Amount....................   $  20,018    $  22,001    $ 2,846,075     $ 3,859,202     $     818     $100,644,813    $2,032,077
Shares received for
  reinvestment of dividends:
  Shares....................         814        1,562         35,928          55,581           682          987,648        7,193
  Amount....................   $  22,966    $  33,575    $   370,421     $   650,293     $  11,395     $    987,648    $  73,370
Shares redeemed:
  Shares....................      (1,438)      (1,117)      (180,947)       (142,265)       (4,051)     (98,008,091)     (41,084)
  Amount....................   $ (18,585)   $ (15,972)   $(1,845,704)    $(1,712,725)    $ (56,492)    $(98,008,091)   $(423,768)
                                --------     --------    -----------      ----------     ---------     ------------    -----------
Net change:
  Shares....................         (64)       1,292        118,570         214,047        (3,320)       3,624,370      157,116
  Amount....................   $  24,399    $  39,604    $ 1,370,792     $ 2,796,770     $ (44,279)    $  3,624,370    $1,681,679
                                --------     --------    -----------      ----------     ---------     ------------    -----------
Shares end of year:
  Shares....................       8,082       12,837        710,866       1,018,878         6,686       23,334,035      328,644
  Amount....................   $ 170,806    $ 215,365    $ 7,591,341     $12,421,256     $ 107,587     $ 23,334,035    $3,448,871
                                ========     ========    ===========      ==========     =========     ============    ===========

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Enterprise Accumulation Trust, Inc. at cost, at December 31, 1997 consist of the following:

                                                                                                INTERNATIONAL    HIGH YIELD
                                                    EQUITY        SMALL CAP       MANAGED          GROWTH           BOND
                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                  -----------    -----------    ------------    -------------    ----------
Shares beginning of year:
  Shares.......................................     1,291,312      1,094,975       6,436,891         975,391        578,938
  Amount.......................................   $29,460,211    $19,845,374    $165,506,442     $ 5,439,421     $3,093,095
                                                  -----------    -----------    ------------      ----------     ----------
Shares acquired:
  Shares.......................................       645,760        492,469       1,939,751         640,016        769,503
  Amount.......................................   $21,005,404    $12,677,071    $ 74,390,050     $ 4,160,645     $4,325,301
Shares received for reinvestment of dividends:
  Shares.......................................        55,555        124,949         329,985          41,180         80,670
  Amount.......................................   $ 1,949,439    $ 3,336,149    $ 13,456,808     $   254,490     $  454,254
Shares redeemed:
  Shares.......................................      (314,149)      (240,560)     (1,422,027)       (261,794)      (156,771)
  Amount.......................................   $(5,630,250)   $(4,264,386)   $(29,982,762)    $(1,391,670)    $ (836,187)
                                                  -----------    -----------    ------------      ----------     ----------
Net change:
  Shares.......................................       387,166        376,858         847,709         419,402        693,402
  Amount.......................................   $17,324,593    $11,748,834    $ 57,864,096     $ 3,023,465     $3,943,368
                                                  -----------    -----------    ------------      ----------     ----------
Shares end of year:
  Shares.......................................     1,678,478      1,471,833       7,284,600       1,394,793      1,272,340
  Amount.......................................   $46,784,804    $31,594,208    $223,370,538     $ 8,462,886     $7,036,463
                                                  ===========    ===========    ============      ==========     ==========

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in OCC Accumulation Trust, Inc. at cost, at December 31, 1997 consist of the following:

                                            MONEY                    US GOVERNMENT
                                           MARKET         BOND          INCOME         EQUITY      SMALL CAP      MANAGED
                                          PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                         -----------    ---------    -------------    ---------    ---------    -----------
Shares beginning of year:
  Shares..............................       443,785       59,908              0         12,319      15,061         332,608
  Amount..............................   $   443,785    $ 565,925      $       0      $ 246,057    $264,999     $ 7,539,103
                                            --------    ---------       --------       --------    --------      ----------
Shares acquired:
  Shares..............................     1,080,262        1,176         56,391            173           0          28,172
  Amount..............................   $ 1,080,262    $  10,982      $ 576,619      $   6,000    $      0     $ 1,156,052
Shares received for reinvestment of
  dividends:
  Shares..............................        23,660        1,114          2,380            525         724          14,824
  Amount..............................   $    23,660    $  10,492      $  24,770      $  15,704    $ 15,785     $   534,860
Shares redeemed:
  Shares..............................    (1,083,435)     (62,198)        (2,590)        (2,283)     (5,901)        (88,158)
  Amount..............................   $(1,083,435)   $(587,399)     $ (26,470)     $ (42,395)   $(102,877)   $(1,921,839)
                                            --------    ---------       --------       --------    --------      ----------
Net change:
  Shares..............................        20,487      (59,908)        56,181         (1,585)     (5,177)        (45,162)
  Amount..............................   $    20,487    $(565,925)     $ 574,919      $ (20,691)   $(87,092)    $  (230,927)
                                            --------    ---------       --------       --------    --------      ----------
Shares end of year:
  Shares..............................       464,272            0         56,181         10,734       9,884         287,446
  Amount..............................   $   464,272    $       0      $ 574,919      $ 225,366    $177,907     $ 7,308,176
                                            ========    =========       ========       ========    ========      ==========

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES OF
THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK:

     We have audited the accompanying statutory statements of admitted assets, liabilities, and surplus of The Mutual Life Insurance Company of New York ("the Company") as of December 31, 1997 and 1996, and the related statutory statements of operations, surplus, and cash flows for the years then ended. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     The Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of New York ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP"). As explained in
Note 3, the accounting practices used by the Company vary from generally accepted accounting principles, and the effects of these variances are material.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with GAAP, the financial position of the Company as of December 31, 1997 and 1996, or the results of its operations and its cash flows for the years then ended.

     In our opinion, however, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended on the basis of accounting described in Note 3.

     Our audits were conducted for the purpose of expressing an opinion on the financial statements taken as a whole. The Supplemental Schedule of Selected Financial Data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the basic financial statements. The Supplemental Schedule of Selected Financial Data has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the basic financial statements taken as a whole.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 27, 1998

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                   STATEMENTS OF ADMITTED ASSETS, LIABILITIES
                         AND SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                            DECEMBER 31,
                                                                      -------------------------
                                                                         1997          1996
                                            ASSETS                    -----------   -----------
Cash and invested assets:
     Cash and short-term investments................................  $   211,611   $   175,173
     Bonds..........................................................    4,700,909     4,328,623
     Redeemable preferred stocks....................................        7,931         2,130
     Common stocks..................................................      332,405       300,809
     Subsidiary companies...........................................      216,398       170,760
     Mortgage loans.................................................    1,436,347     1,509,181
     Real estate....................................................    1,011,584     1,345,383
     Policy loans...................................................    1,201,319     1,189,851
     Other invested assets..........................................      358,151       364,390
                                                                      -----------   -----------
          Total cash and invested assets............................    9,476,655     9,386,300
Investment income due and accrued...................................      160,481       141,940
Premiums deferred and uncollected...................................      190,214       198,424
Amounts due from reinsurers.........................................       56,291        73,106
Other assets........................................................       53,478        49,117
Separate account assets.............................................    1,827,515     1,670,886
                                                                      -----------   -----------
          Total assets..............................................  $11,764,634   $11,519,773
                                                                      ===========   ===========
LIABILITIES AND SURPLUS
Liabilities:
     Life insurance and annuity reserves............................  $ 7,266,754   $ 7,214,620
     Health insurance reserves......................................       22,093       155,121
     Deposits left with the Company.................................      491,747       504,581
     Dividends to policyholders.....................................      193,098       211,765
     Policy claims in process of settlement.........................       52,357        63,238
     Funds held under coinsurance...................................       99,499       102,200
     Federal income taxes due or accrued............................       98,828        94,975
     Notes payable and accrued interest.............................            0        33,076
     Other liabilities..............................................      399,880       372,919
     Separate account liabilities...................................    1,816,772     1,661,273
     Interest maintenance reserve...................................       15,878        12,663
     Investment reserves............................................      140,000        90,000
     Asset valuation reserve........................................      332,290       299,843
                                                                      -----------   -----------
          Total liabilities.........................................   10,929,196    10,816,274
Surplus:
     Surplus notes..................................................      187,317        72,317
     Special surplus funds..........................................       26,400        27,150
     Unassigned surplus.............................................      621,721       604,032
                                                                      -----------   -----------
          Surplus...................................................      835,438       703,499
                                                                      -----------   -----------
          Total liabilities and surplus.............................  $11,764,634   $11,519,773
                                                                      ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                         FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                      -------------------------
                                                                         1997           1996
                                                                      ----------     ----------
Premiums, annuity considerations and fund deposits..................  $1,171,454     $1,222,039
Net investment income...............................................     644,351        640,069
Commission and expense allowance on reinsurance ceded...............      69,692         88,767
Adjustments on reinsurance ceded....................................    (275,435)      (119,907)
Other income (net)..................................................      10,080         10,119
                                                                      ----------     ----------
                                                                       1,620,142      1,841,087
                                                                      ----------     ----------
Policyholder and contractholder benefits............................   1,265,676      1,292,572
Change in policy and contract reserves..............................     (93,728)      (101,355)
Commissions.........................................................      48,846         53,599
Operating expenses..................................................     260,992        265,871
Reinsurance of group pension liabilities............................      (3,114)        62,024
Transfer from separate accounts.....................................    (182,337)       (51,020)
Other deductions (net)..............................................       4,033          7,374
                                                                      ----------     ----------
                                                                       1,300,368      1,529,065
                                                                      ----------     ----------
Net gain from operations before dividends and federal income
  taxes.............................................................     319,774        312,022
Dividends to policyholders..........................................     199,128        219,439
                                                                      ----------     ----------
Net gain from operations before federal income taxes................     120,646         92,583
Federal income taxes................................................      37,425         18,393
                                                                      ----------     ----------
Net gain from operations............................................      83,221         74,190
  Net realized capital losses (See Note 8)..........................      (4,417)       (19,550)
                                                                      ----------     ----------
Net Income..........................................................  $   78,804     $   54,640
                                                                      ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                    STATEMENTS OF SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                          FOR THE YEARS ENDED
                                                                             DECEMBER 31,
                                                                         ---------------------
                                                                           1997         1996
                                                                         --------     --------
Surplus, beginning of year.............................................  $703,499     $689,017
                                                                          -------      -------
Net income.............................................................    78,804       54,640
Change in net unrealized capital gains.................................    43,988       34,232
Change in non-admitted assets..........................................   (15,005)      (1,275)
Change in asset valuation reserve......................................   (32,447)     (28,638)
Issuance of surplus notes (See Note 15)................................   111,350            0
Settlements and provision for reorganization/contingencies.............   (20,600)     (39,576)
Increase in investment reserve.........................................   (50,000)           0
Change in surplus due to reinsurance...................................    16,903       (2,643)
Other changes to surplus...............................................    (1,054)      (2,258)
                                                                          -------      -------
Net change in surplus for the year.....................................   131,939       14,482
                                                                          -------      -------
Surplus, end of year...................................................  $835,438     $703,499
                                                                          =======      =======

   The accompanying notes are an integral part of these financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                        FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                    ---------------------------
                                                                       1997            1996
                                                                    -----------     -----------
CASH FROM OPERATIONS:
     Premiums, annuity considerations and fund deposits...........  $ 1,181,354     $ 1,233,947
     Investment income, net of investment expenses................      650,682         680,338
     Adjustments on reinsurance ceded.............................     (192,251)        (26,291)
     Other income.................................................       26,221          31,373
     Policy benefits paid.........................................   (1,275,039)     (1,285,157)
     Transfers from (to) separate accounts........................      169,453          (5,035)
     Commissions, other expenses and insurance taxes paid.........     (320,170)       (321,497)
     Dividends to policyholders...................................     (217,795)       (212,006)
     Federal income taxes (excluding capital gains tax)...........      (11,503)              0
     Other deductions.............................................       (4,342)        (23,829)
                                                                    -----------     -----------
               Net cash from operations...........................        6,610          71,843
                                                                    -----------     -----------
CASH FROM INVESTMENTS:
     Proceeds from investments sold, matured or repaid:
          Bonds...................................................      826,928         516,929
          Stocks..................................................      259,376         199,598
          Mortgage loans..........................................      290,946         293,113
          Real estate.............................................      390,436         417,955
          Other invested assets...................................       39,077          25,734
          Miscellaneous proceeds..................................        4,039           4,979
          Taxes paid on net capital gains.........................      (72,700)        (13,631)
                                                                    -----------     -----------
               Total investment proceeds..........................    1,738,102       1,444,677
                                                                    -----------     -----------
     Cost of investments acquired:
          Bonds...................................................    1,193,209       1,063,983
          Stocks..................................................      274,247         205,496
          Mortgage loans..........................................      233,558         172,644
          Real estate.............................................       41,958          56,222
          Other invested assets...................................       31,035          32,816
          Change in policy loans..................................       11,468           9,402
                                                                    -----------     -----------
               Total investments acquired.........................    1,785,475       1,540,563
                                                                    -----------     -----------
               Net cash from investments..........................      (47,373)        (95,886)
                                                                    -----------     -----------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
     Cash Provided (Applied):
          Surplus notes issuance..................................      115,000               0
          Borrowed money..........................................      (33,049)        (43,293)
          Other sources...........................................       55,053          15,432
                                                                    -----------     -----------
               Total..............................................      137,004         (27,861)
                                                                    -----------     -----------
     Other cash applied...........................................       59,803          38,793
                                                                    -----------     -----------
               Net cash from financing and misc sources...........       77,201         (66,654)
                                                                    -----------     -----------
     Net change in cash and short-term investments................       36,438         (90,697)
Cash and short-term investments, beginning of year................      175,173         265,870
                                                                    -----------     -----------
Cash and short-term investments, end of year......................  $   211,611     $   175,173
                                                                    ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:

     The Mutual Life Insurance Company of New York, ("MONY" or the "Company") is a New York domiciled mutual life insurance company primarily engaged in the business of providing a wide range of life insurance, annuity, and investment products to higher income individuals, particularly family builders, pre-retirees and small business owners. The Company distributes its products to such individuals primarily through its career agency sales force. These products are sold throughout the United States and Puerto Rico.

2.  DEMUTUALIZATION AND INVESTMENT AGREEMENT:

     On September 8, 1997, the Company announced that it is pursuing converting to a stock life insurance company through demutualization. In connection with the demutualization, the Company has prepared a Plan of Reorganization ("the Plan") which is subject to approval by the Insurance Department of the State of New York as well as adoption by the Company's Board of Trustees and approval by the policyholders.

     In connection with the Plan, among other things, the following will occur:
(i) the Company will convert from a New York mutual life insurance company to a New York stock life insurance company (the "Plan of Demutualization") and become a wholly owned subsidiary of MONY Financial Services Corporation (the "Holding Company"), a holding company organized in Delaware for the purpose of becoming the parent holding company of the Company, (ii) eligible policyholders of the Company, as defined in the Plan, will receive shares of common stock of the Holding Company, cash or policy credits, (iii) a closed block of certain individual participating policies in classes for which the Company had a dividend scale payable in 1998 (the "Closed Block") will be created on the Plan effective date (the "Effective Date") and assets will be allocated to the Closed Block to support the payment of benefits, dividends (as appropriate, based on experience), and certain expenses and taxes relating to the policies included therein, and (iv) shares of common stock of the Holding Company will be registered under the Securities and Exchange Act of 1933 and offered to the public in an initial public offering, if market conditions are appropriate.

     In connection with the transactions contemplated under the Plan described above, on December 30, 1997, investment funds affiliated with Goldman, Sachs & Co. consisting of GS Mezzanine Partners, L.P., G.S. Mezzanine Partners Offshore, L.P., Stone Street Fund 1997, and Bridge Street Fund 1997, L.P. (collectively, "the Investors"), entered into an investment agreement with the Company and the Holding Company (the "Investment Agreement"), pursuant to which: (i) the Investors purchased, for $115.0 million ("the Consideration"), Surplus Notes issued by the Company (the "MONY Notes") with an aggregate principal amount equal to the Consideration (see Note 15), and (ii) the Investors purchased, for $10.0 million, warrants to purchase from the Holding Company at the Effective Date (after giving effect to the initial public offering) in the aggregate of
7.0 percent of the fully diluted common stock of the Holding Company upon certain terms and conditions and at a specified exercise price which is subject to anti-dilution adjustments, as more specifically defined in the Investment Agreement.

     In addition, under the terms of the Investment Agreement, the Investors agreed, upon the Company's request, made at any time up to 90 days after the Effective Date, to purchase an aggregate of 1.0 million shares of convertible preferred stock of the Holding Company for a total purchase price of $100.0 million. The convertible preferred stock would be convertible at the option of the holder at any time into common stock of the Holding Company at a conversion price equal to the initial exercise price of the warrants and would be subject to certain anti-dilution adjustments.

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP").

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
     The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of results of operations and changes in surplus during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) valuation reserves for mortgage loans and real estate investments, and (ii) the liability for future policy benefits.

     In financial statements prepared in conformity with statutory accounting, the accounting treatment of certain items is different than for financial statements prepared in conformity with GAAP. Some of the general differences include:

     - Policy acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are expensed when incurred; under GAAP, such costs are deferred and amortized over the present value of expected gross margins.

     - Premiums for universal life and investment-type products are recognized as revenue when due; under GAAP, they are reported as deposits to policyholders' account balances. Revenues from these contracts under GAAP consist of amounts assessed during the period against policyholders' account balances for mortality, policy administration and surrender charges.

     - Policy reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, and are reported net of reinsurance reserve credits; under GAAP, the reserves for interest sensitive life and annuity products are equal to the fund value, and the reserve for long duration participating contracts is the net level premium reserve calculated using the dividend fund interest rate and the mortality rates guaranteed in calculating cash surrender values. GAAP reserves are reported gross of reinsurance reserve credits.

     - No provision is made for deferred income taxes; under GAAP, deferred income taxes result from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements.

     - An interest maintenance reserve ("IMR") is established as a liability to capture realized investment gains and losses, net of tax, on the sale of fixed maturities and mortgage loans resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold; under GAAP, no such reserve is required.

     - An asset valuation reserve ("AVR"), based upon a formula prescribed by the NAIC, is established as a liability to offset potential non-interest related investment losses, and changes in the AVR are charged or credited to surplus; under GAAP, no such reserve is required.

     - Bonds and redeemable preferred stocks in good standing are generally carried at amortized cost; under GAAP, bonds and redeemable preferred stocks which are classified as available for sale are carried at fair value and the related change in unrealized gains and losses, net of related deferred taxes and an adjustment for deferred policy acquisition costs, is reported as a component of other comprehensive income in equity.

     - Certain assets designated as "non-admitted," are excluded from assets by a direct charge to surplus; under GAAP, such assets are carried on the balance sheet, net of appropriate valuation allowances.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
     - Pension expense for qualified defined pension plans is recognized when pension contributions are deductible for federal income tax purposes; under GAAP, pension expense for such plans is recognized as incurred over the service lives of employees participating in the plans.

     - Postretirement benefits are accrued at the time employees are vested or retire; under GAAP, an obligation for such benefits is accrued over the service period for all eligible employees.

     - Subsidiaries are not consolidated for statutory reporting purposes; under GAAP, all entities in which a company has control and a majority economic interest are consolidated.

     - Surplus notes are reported as surplus for statutory purposes and as debt for GAAP.

     - Certain reinsurance agreements recognized as reinsurance for statutory purposes are accounted for as financing transactions under GAAP.

     - Methods used for calculating real estate and mortgage loan values and real estate depreciation under statutory reporting are different from those used for GAAP.

     - Cash equivalents are defined as all highly liquid debt securities with original maturities of twelve months or less; under GAAP, cash equivalents are defined as short-term, highly liquid investments that generally have original maturities of three months or less.

     The following is a description of the Company's principal statutory accounting policies:

  a. Premiums and Insurance Expenses

     Premiums are included in revenue over the premium payment periods of the related policies. Annuity considerations and fund deposits are included in revenue as received.

     The costs of acquiring new business, primarily commissions, underwriting, agency and other costs related to issuance, maintenance and settlement of policies are charged to operations in the year incurred.

  b. Investments

     Bonds are stated at amortized cost, except those bonds not in good standing, which are carried at NAIC-designated values, which approximate fair value. Loan-backed bonds and structured securities are valued at amortized cost using the effective interest method considering anticipated prepayments at the date of purchase; significant changes in the estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Redeemable preferred stocks are carried principally at cost except for those securities in or near default, which are carried at fair value. Common stocks are carried at fair value, except investments in subsidiaries, which are generally carried on the equity basis. Policy loans are carried at their unpaid principal balances. Short-term investments are carried at amortized cost and consist of securities with original maturities of twelve months or less.

     Mortgage loans other than those in process of foreclosure are carried at their unpaid principal balances adjusted for unamortized premium or discount. Real estate owned for investment is carried at depreciated cost, less encumbrances ($1.1 million in 1997 and $1.9 million in 1996). Cable television, oil and gas, and real estate joint ventures and limited partnerships are included in Other Invested Assets and are carried principally at their equity value. Other investments are generally carried at cost.

     Real estate acquired through foreclosure is carried at the lower of cost, less accumulated depreciation and encumbrances, if any, or estimated fair value at the time of foreclosure. There were no encumbrances at December 31, 1997 or 1996. Mortgage loans in process of foreclosure are carried at the lower of the carrying

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
value at the time of foreclosure or estimated fair value. Fair value is determined by using the estimated discounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates regarding future operating expenses, lease rates, occupancy levels and investors' targeted yields.

     The Company provides, through a direct charge to surplus, an investment valuation reserve for permanent impairment of real estate investments, joint ventures and limited partnerships in real estate, mortgage loans delinquent for more than 60 days and restructured mortgage loans. This reserve reflects, in part, the excess of the carrying value of such assets over the estimated undiscounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates similar to those described in the preceding paragraph. As of December 31, 1997 and 1996, the Company's investment valuation reserve was $140 million and $90 million, respectively.

     Realized capital gains and losses on sales of investments are determined on the basis of specific identification. Unrealized capital gains and losses are recorded directly to surplus. Investment income is recognized as earned. Investment income earned includes the amortization of premium and accretion of discount relative to bonds acquired at other than their par value and excludes certain overdue due and accrued interest income.

  c. Interest Maintenance Reserve and Asset Valuation Reserve

     Realized investment gains and losses (net of tax) for bonds and mortgage loans resulting from changes in interest rates are deferred, and credited or charged to the IMR. These amounts are amortized into net income over the years remaining to expected maturity of the assets sold.

     The AVR is based upon a formula prescribed by the NAIC and functions as a reserve for potential non-interest related investment losses. In addition, realized investment gains and losses (not subject to the IMR) and unrealized gains and losses result in changes in the AVR, which are recorded directly to surplus.

  d. Policy Reserves

     Policy reserves for life insurance, annuities, and supplemental benefits are computed by using prescribed statutory interest rates and mortality factors. Reserves computed by a modified commissioners' reserve valuation method represent approximately 77 percent and 76 percent of gross life insurance reserves at December 31, 1997 and 1996, respectively.

     Reserves for life insurance were principally determined by using the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and the American Experience Tables and assumed interest rates ranging from 2.25 percent to 7 percent. Reserves for individual and group annuity mortality tables have assumed interest rates ranging from 2.25 percent to 9.5 percent.

     Policy claims in process of settlement include provisions for payments to be made on reported claims and on claims incurred but not reported.

  e. Investments in Unconsolidated Subsidiaries

     The Company's subsidiaries are not consolidated. The subsidiaries are carried principally on the statutory equity basis. Changes in the Company's equity in subsidiaries are included in unrealized capital gains and losses. Dividends from subsidiaries are recognized as investment income when declared.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
  f. Policyholder Dividends

     Dividends to policyholders are determined annually by the Board of Trustees.

  g. Non-admitted Assets

     Certain assets designated as "non-admitted" assets (principally miscellaneous receivables) are excluded from the statements of admitted assets, liabilities and surplus.

  h. Separate Account Assets and Liabilities

     Separate account assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contractholders. Approximately 99 percent of these assets consist of securities reported at market value and 1 percent consist of fixed maturity securities carried at amortized cost. Premiums, benefits and expenses of the separate accounts are included in the Company's statements of operations.

  i. Depreciation

     The Company uses the constant-yield method of depreciation for substantially all investments in real estate, real estate joint ventures and cable television limited partnerships acquired prior to January 1, 1991. Acquisitions subsequent to January 1, 1991 and foreclosed real estate are depreciated on the straight-line method. Real estate assets and improvements are generally depreciated over ten to forty year periods and leasehold improvements are depreciated over the lives of the leases. Depreciation expense related to wholly owned investments in real estate was $30.8 million and $39.1 million in 1997 and 1996, respectively; accumulated depreciation was $191.7 million and $213.6 million at December 31, 1997 and 1996, respectively.

  j. Special Surplus Funds

     Special surplus funds consist primarily of amounts required by the Insurance Department of the State of New York to be assigned as surplus funds for group insurance and aviation reinsurance.

  k. Cash Flows

     Short-term investments are characterized as cash equivalents for purposes of the statements of cash flows.

     Certain amounts for 1996 have been reclassified to conform to the 1997 presentation.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

4.  FIXED MATURITY SECURITIES:

  Fixed Maturity Securities by Investment Type:

     The amortized cost and estimated fair value (see Note 9) of fixed maturity securities which include short-term investments, bonds and redeemable preferred stocks as of December 31, 1997 and December 31, 1996 are as follows:

                                                                   GROSS            GROSS
                                             AMORTIZED          UNREALIZED       UNREALIZED          ESTIMATED
                                               COST                GAINS           LOSSES           FAIR VALUE
                                        -------------------   ---------------   -------------   -------------------
                                          1997       1996      1997     1996    1997    1996      1997       1996
                                        --------   --------   ------   ------   -----   -----   --------   --------
                                                                       (IN MILLIONS)
U.S. Treasury securities and
  obligations of U.S. government
  agencies............................  $  125.5   $  201.3   $  2.3   $  1.5   $ 0.1   $ 0.5   $  127.7   $  202.3
Collateralized mortgage obligations:
  Government agency-backed............     275.2      253.1      4.5      1.4     0.2     3.6      279.5      250.9
  Non-agency backed...................      77.9       66.0      2.4      1.3     0.0     0.1       80.3       67.2
Other asset-backed securities:
  Government agency-backed............      67.9       68.6      1.2      1.0     0.2     0.9       68.9       68.7
  Non-agency backed...................     381.0      295.9     15.3      7.7     0.2     1.4      396.1      302.2
Foreign governments...................       0.0        4.5      0.0      0.1     0.0     0.0        0.0        4.6
Public utilities......................     596.5      501.5     27.5     17.2     3.2     3.9      620.8      514.8
Affiliates............................       0.0        5.8      0.0      0.0     0.0     0.0        0.0        5.8
Corporate bonds.......................   3,176.9    2,931.9    122.6     74.8     6.5    23.7    3,293.0    2,983.0
                                        --------   --------   ------   ------   -----   -----   --------   --------
  Total bonds.........................   4,700.9    4,328.6    175.8    105.0    10.4    34.1    4,866.3    4,399.5
Redeemable preferred stock............       7.9        2.1      0.1      0.0     0.6     0.4        7.4        1.7
Commercial paper......................     178.3      137.8      0.0      0.0     0.0     0.0      178.3      137.8
                                        --------   --------   ------   ------   -----   -----   --------   --------
  Total...............................  $4,887.1   $4,468.5   $175.9   $105.0   $11.0   $34.5   $5,052.0   $4,539.0
                                        ========   ========   ======   ======   =====   =====   ========   ========

     Amortized cost represents the principal amount of fixed maturity securities adjusted by unamortized premium or discount and reduced by writedowns of $4.7 million and $16.6 million for bonds at December 31, 1997 and 1996, respectively, as required by the NAIC for securities which are in or near default. There were no writedowns for redeemable preferred stocks at December 31, 1997 and 1996.

     At December 31, 1997, 77.9% of the Company's Collateralized Mortgage Obligation (CMO) portfolio was held in U.S. government and government agency-backed securities. The remainder of the CMO portfolio consisted of NAIC category 1 investment grade securities.

  Maturities of Fixed Maturity Securities:

     The amortized cost of fixed maturity securities and estimated fair value by maturity as of December 31, 1997 are summarized as follows:

                                                                                ESTIMATED
                                                                  AMORTIZED       FAIR
                                                                    COST          VALUE
                                                                  ---------     ---------
                                                                       (IN MILLIONS)
        Due in one year or less................................   $  213.8      $   213.7
        Due after one year through five years..................      951.1          976.5
        Due after five years through ten years.................    2,183.0        2,263.0
        Due after ten years....................................    1,539.2        1,598.8
                                                                  --------       --------
                                                                  $4,887.1      $ 5,052.0
                                                                  ========       ========

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

4.  FIXED MATURITY SECURITIES (CONTINUED):
     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from sales of investments in bonds and redeemable preferred stocks during 1997 and 1996 were $193.7 million and $173.8 million, respectively. Gross gains of $1.8 million in 1997 and $3.8 million in 1996, and gross losses of $6.3 million in 1997 and $4.0 million in 1996 were realized on these sales.

     There were no non-income producing bonds and redeemable preferred stocks for the twelve months preceding December 31, 1997. The carrying values of bonds and redeemable preferred stocks which were non-income producing for the twelve months preceding December 31, 1996 were $5.6 million.

5.  COMMON STOCKS:

     Common stocks include marketable equity securities carried at market values of $185.3 million and $160.7 million at December 31, 1997 and 1996, respectively, and non-marketable equity investments carried at estimated fair value of $147.1 million and $140.1 million at December 31, 1997 and 1996, respectively. The cost of the marketable equity securities was $171.9 million and $142.2 million at December 31, 1997 and 1996 respectively. At December 31, 1997 and 1996, gross unrealized gains were $25.5 million and $23.6 million, respectively, and gross unrealized losses were $12.1 million and $5.1 million, respectively, for marketable equity securities.

     Proceeds from sales of investments in common stocks during 1997 and 1996 were $233.1 million and $164.7 million, respectively. Gross gains of $43.7 million in 1997 and $35.0 million in 1996, and gross losses of $4.7 million in 1997 and $8.7 million in 1996 were realized on these sales.

6.  SUBSIDIARY COMPANIES:

     At December 31, 1997 and 1996, the Company's investments in subsidiaries, all of which are wholly-owned, consisted of the following:

                                                                      1997       1996
                                                                     ------     ------
                                                                       (IN MILLIONS)
        MONY Life Insurance Company of America.....................  $133.2     $121.8
        Other subsidiaries.........................................    83.2       49.0
                                                                     ------     ------
                                                                     $216.4     $170.8
                                                                     ======     ======

     At December 31, 1997, MONY Life Insurance Company of America ("MONY America") had assets of $5.0 billion; including bonds ($1,075 million), mortgage loans ($135 million) and separate account assets ($3.6 billion); and liabilities of $4.8 billion, primarily life insurance and annuity reserves ($1.2 billion) and separate account liabilities ($3.6 billion). Capital and surplus of MONY America was $133.2 million as of December 31, 1997. In 1997 and 1996, total revenues of MONY America were $898.4 million and $844.0 million, benefits and expenses were $867.7 million and $819.8 million and net income, including realized capital losses, was $9.7 million and $8.0 million, respectively.

     During 1997 and 1996, the Company made aggregate capital contributions of $15.8 million and $24.5 million to MONY Credit Corporation and $0.4 million and $3.2 million, respectively, to other subsidiaries. The Company also received aggregate capital distributions of $3.6 million in 1997 from its subsidiaries.

     During 1997, the Company purchased $64.1 million of commercial mortgages (plus accrued interest) and $5.0 million of bonds (plus accrued interest) from MONY Funding, Inc. ("MONY Funding"), a wholly

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

6.  SUBSIDIARY COMPANIES (CONTINUED):
owned subsidiary of the Company. In 1996, the Company purchased $44.2 million of commercial mortgages (plus accrued interest) from MONY Funding. The cash proceeds from the mortgage and bond purchases in 1997 and 1996 were used by MONY Funding to pay off Eurobond debt obligations due in 1997 and 1996.

     In 1997 the New York City Industrial Development Agency ("the NY IDA") issued bonds for the benefit of the Company in the total amount of $16.0 million related to the Company's consolidation of site locations to New York City. Debt service under the bonds is funded by lease payments by the Company to the NY IDA, bond trustee, for the benefit of the bondholder, MONY America (See Note
19).

     The Company and MONY America are parties to an agreement dated February 28, 1995 whereby the Company agrees to reimburse MONY America to the extent that MONY America's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75 percent of the appraised value of the loan at origination for each such mortgage loan. Pursuant to the agreement, the Company made payments to MONY America totaling $0.1 million in both 1997 and 1996.

     In February 1997, the Company ceased the operations of its subsidiaries, ARES, Inc. and ARES Realty Capital (collectively "ARES"). ARES provided asset management and property management services for the Company's real estate and mortgage assets, as well as for third parties. The Company's management agreement with ARES provided for payment by the Company for ARES's services based upon third party commercial standards.

     The Company has service agreements with certain subsidiaries to provide personnel services, facilities, supplies and equipment as shall reasonably be necessary to conduct business. These agreements provide for reimbursement of actual costs and are subject to cancellation upon written notice by either party.

     The Company has an investment advisory agreement with its subsidiary, MONY America, with respect to the investment and management of its assets. The agreement provides for scheduled fees for actual cost reimbursements and may be terminated by either party upon written notice.

7.  MORTGAGE LOANS AND REAL ESTATE:

     The Company invests in mortgage loans collateralized by commercial and agricultural real estate. Such mortgage loans consist primarily of first mortgage liens on completed income-producing properties. As of December 31, 1997, $410.2 million of mortgage loans have terms that require amortization, and $1,026.1 million of mortgage loans require partial amortization or are non-amortizing. Mortgage loans delinquent over 90 days or in process of foreclosure were $12.7 million at December 31, 1997 and $14.7 million at December 31, 1996. Properties acquired through foreclosure during the year amounted to $14.4 million and $20.5 million in 1997 and 1996, respectively.

     The Company has performing restructured mortgage loans of $250.0 million as of December 31, 1997 and $244.1 million as of December 31, 1996. The new terms typically defer a portion of contract interest payments to future periods. Interest is recognized in income based on the modified rate of the loan. Deferred interest, which is the difference between the original contractual rate and the modified rate, is excluded from income. Gross interest income on restructured loans that would have been recorded in accordance with the loans' original terms was approximately $23.6 million in 1997 and $22.8 million in 1996. Gross interest income recognized in net income for the period from these loans was approximately $17.6 million in 1997 and $16.4 million in 1996. There are no commitments to lend additional funds to any debtor involved in a restructuring.

     At December 31, 1997 and 1996, the carrying values of mortgage loans which were non-income producing for the twelve months preceding such dates were $26.1 million and $33.5 million, respectively.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

7.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED):
     At December 31, 1997 and 1996, the carrying value of real estate which was non-income producing for the twelve months preceding such dates was $52.8 million and $55.2 million, respectively.

8.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES):

     Net investment income for the years ended December 31, 1997 and 1996 was derived from the following sources:

                                                                          1997       1996
                                                                         ------     ------
                                                                          ($ IN MILLIONS)
    NET INVESTMENT INCOME
    -------------------------------------------------------------------
    Bonds and redeemable preferred stock...............................  $346.1     $315.9
    Mortgage loans.....................................................   128.0      137.1
    Policy loans.......................................................    78.7       77.5
    Common stock.......................................................    59.6       60.5
    Other (including cash & short-term investments)....................    39.3       39.1
    Real estate........................................................    31.0       58.0
                                                                         ------     ------
              Total investment income..................................   682.7      688.1
    Investment expenses................................................    38.3       48.0
                                                                         ------     ------
              Net investment income....................................  $644.4     $640.1
                                                                         ======     ======

     Net realized capital gains (losses) on investments for the years ended December 31, 1997 and 1996 are summarized as follows:

                                                                          1997       1996
                                                                         ------     ------
                                                                          ($ IN MILLIONS)
    REALIZED CAPITAL GAINS (LOSSES)
    -------------------------------------------------------------------
    Common stock.......................................................  $ 38.7     $ 21.9
    Real estate........................................................    26.6       (2.0)
    Bonds and redeemable preferred stock...............................    (5.4)      (8.0)
    Cable partnerships and other investments...........................    (4.3)       9.5
    Mortgage loans.....................................................    (3.6)       3.3
                                                                         ------     ------
                                                                           52.0       24.7
    Taxes..............................................................   (50.6)     (38.9)
    Transferred to IMR, net of taxes...................................    (5.8)      (5.3)
                                                                         ------     ------
              Net realized capital losses..............................  $ (4.4)    $(19.5)
                                                                         ======     ======

     During 1997 and 1996, realized capital gains resulting from changes in interest rates on bonds and redeemable preferred stocks of $5.8 million (net of $3.1 million tax) and $5.3 million (net of $2.8 million tax), respectively, were transferred to the Company's IMR for future amortization into net income.

     The Company had net unrealized gains of $44.0 million and $34.2 million in 1997 and 1996. The 1997 and 1996 unrealized gains and losses include writedowns of approximately $3.0 million and $11 million,

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

8.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES)
(CONTINUED):
respectively, on real estate acquired through foreclosure and mortgage loans in process of foreclosure. These gains and losses are detailed by asset type in the table below:

                                                                           1997      1996
                                                                           -----     -----
                                                                            (IN MILLIONS)
    UNREALIZED CAPITAL GAINS (LOSSES)
    ---------------------------------------------------------------------
    Bonds and redeemable preferred stock.................................  $11.9     $17.7
    Common stock.........................................................   (4.2)     21.0
    Mortgage loans.......................................................    (.6)     (8.4)
    Real estate..........................................................     .5      (2.6)
    Subsidiary companies.................................................   33.7       7.6
    Other investments....................................................    2.7      (1.1)
                                                                           -----     -----
              Total net unrealized capital gains.........................  $44.0     $34.2
                                                                           =====     =====

9.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The estimated fair values of mortgage loans, unaffiliated equity securities, cash, short-term investments, separate account assets and liabilities, investment-type contracts and short-term notes payable approximate their carrying amounts. The carrying values of bonds and redeemable preferred stocks were $4,708.8 million and $4,330.7 million at December 31, 1997 and 1996, respectively. The estimated fair values of bonds and redeemable preferred stocks were $4,873.7 million and $4,401.2 million at December 31, 1997 and 1996, respectively.

     The calculations of estimated fair values involve considerable judgment. Accordingly, these estimates of fair value are not necessarily indicative of the values that could be negotiated in an actual sale.

     The methods and assumptions utilized in estimating these fair values of financial instruments are summarized as follows:

  Bonds and redeemable preferred stocks (See Note 4)

     The estimated fair values of bonds and redeemable preferred stocks are based upon quoted market prices, where available. The fair values of bonds and redeemable preferred stocks not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage loans

     The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgage loans in process of foreclosure is the estimated fair value of the underlying collateral.

  Policy loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

9.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):
  Separate account assets and liabilities

     The estimated fair value of assets held in separate accounts is based principally on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, net of surrender charges.

  Investment-type contracts

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The fair values of the Company's liabilities under guaranteed investment contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued, where appropriate.

10.  OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK:

  Financial Instruments with Off-Balance Sheet Risk:

     In 1992, the Company entered into an agreement with a bank to lend securities to approved borrowers. There were $35.0 million of loaned securities as of December 31, 1997. There were no loaned securities at December 31, 1996. The minimum collateral on securities loaned is 102 percent of the market value of loaned securities. Such securities are marked to market on a daily basis, adjusting required collateral values accordingly.

  Concentration of Credit Risk:

     At December 31, 1997 and 1996, the Company had no single investment or series of investments with a single issuer (excluding U.S. Government Agency securities) exceeding 2.1 percent and 3.9 percent, respectively, of total cash and invested assets.

     The bond portfolio is diversified by industry type. The industries that comprise 10 percent or more of the carrying value of the bond portfolio at December 31, 1997 are: Other Manufacturing of $671.6 million (14.2 percent), Public Utilities of $596.5 million (12.7 percent), Consumer Goods and Services of $477.4 million (10.2 percent), and Government and Agencies of $468.6 million (10.0 percent). At December 31, 1996, the industries comprising 10 percent or more of the bond portfolio carrying value were: Financial Services of $640.2 million (14.8 percent), Government and Agencies of $527.5 million (12.2 percent), Other Manufacturing of $524.0 million (12.1 percent), Public Utilities of $501.5 million (11.6 percent), and Consumer Goods and Services of $436.3 million (10.1 percent).

     Below investment grade bonds are defined as those securities rated in categories 3 through 6 by the NAIC, which are approximately equivalent to bonds rated below BBB by rating agencies. These bonds consist mostly of privately issued bonds, which are monitored by the Company through extensive internal analysis of the financial condition of the borrowers, and which include protective debt covenants. The Company held below investment grade bonds of $218.4 million and $290.2 million at December 31, 1997 and 1996, respectively. Of these bonds, $175.1 million and $239.6 million, respectively, were in category 3, which is considered to be medium quality by the NAIC.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

10.  OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK (CONTINUED):
     The Company has significant investments in commercial and agricultural mortgage loans and real estate (including joint ventures and partnerships). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 1997 and 1996 are as follows:

                                                         1997                  1996
                                                   -----------------     -----------------
                                                      $          %          $          %
                                                   -------     -----     -------     -----
                                                               ($ IN MILLIONS)
        GEOGRAPHIC REGION
        -----------------------------------------
        Southeast................................    704.9      25.2       794.2      24.7
        Northeast................................    611.5      21.9       598.3      18.6
        Mountain.................................    517.6      18.5       538.6      16.8
        West.....................................    379.1      13.6       583.3      18.2
        Southwest................................    291.8      10.4       339.6      10.6
        Midwest..................................    291.1      10.4       356.3      11.1
                                                   -------     -----     -------     -----
                  Total..........................  2,796.0     100.0     3,210.3     100.0
                                                   =======     =====     =======     =====

     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 1997 are: New York, $350.0 million (12.5 percent); California, $284.4 million (10.2 percent); Arizona, $272.0 million (9.7 percent); Texas, $235.6 million (8.4 percent); Florida, $202.9 million (7.3 percent); Illinois, $164.0 million (5.9 percent); Georgia, $162.4 million (5.8 percent); and Colorado, $141.7 million (5.1 percent).

     Approximately 53 percent of the Company's real estate and mortgage portfolios are invested in office building properties. As of December 31, 1997 and 1996, the real estate and mortgage loan portfolio was also diversified as follows:

                                                         1997                  1996
                                                   -----------------     -----------------
                                                      $          %          $          %
                                                   -------     -----     -------     -----
                                                               ($ IN MILLIONS)
        TYPE
        -----------------------------------------
        Office buildings.........................  1,484.2      53.1     1,704.8      53.1
        Agricultural.............................    421.0      15.1       413.5      12.9
        Retail...................................    361.3      12.9       415.4      13.0
        Hotel....................................    249.9       8.9       270.0       8.4
        Industrial...............................    106.3       3.8       177.0       5.5
        Other....................................    103.8       3.7       132.6       4.1
        Apartment buildings......................     69.5       2.5        97.0       3.0
                                                   -------     -----     -------     -----
                  Total..........................  2,796.0     100.0     3,210.3     100.0
                                                   =======     =====     =======     =====

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

11.  RESERVES:

     The withdrawal characteristics of the Company's annuity actuarial reserves and deposit liabilities as of December 31, 1997 were as follows:

                                                                         ($ IN MILLIONS)
        Not subject to discretionary withdrawal provision............       $   866.7
        Subject to discretionary withdrawal -- with adjustment:
             -  with market value adjustment.........................           256.7
             -  at book value less surrender charges 5 percent or
               more..................................................            34.1
             -  at market value......................................         1,355.2
                                                                             --------
                       Subtotal......................................         1,646.0
        Subject to discretionary withdrawal -- without adjustment:
             -  at book value (minimal or no charge or adjustment)...           815.1
                                                                             --------
                       Total annuity actuarial reserves and deposit
                         liabilities (gross).........................         3,327.8
                  Less: Reinsurance..................................           145.7
                                                                             --------
                       Total annuity actuarial reserves and deposit
                         liabilities (net)...........................       $ 3,182.1
                                                                             ========

     The amounts shown above are included in the Company's statement of admitted assets, liabilities and surplus as life insurance and annuity reserves ($1.4 billion) and separate account liabilities ($1.8 billion).

12.  REINSURANCE:

     Life insurance business is ceded on a yearly renewable term basis under various reinsurance contracts. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

     The total amount of reinsured life insurance in force on this basis was $6.8 billion and $7.0 billion at December 31, 1997 and 1996, respectively. Premiums ceded under these contracts were $36.0 million and $35.1 million; benefit payments recovered were approximately $25.0 million and $31.5 million; policy reserve credits recorded were $30.6 million and $30.9 million; and recoverable amounts on paid and unpaid losses were $5.9 million and $10.5 million in 1997 and 1996, respectively.

     The Company reinsured certain whole life and endowment contracts issued through 1974 under an agreement which combines the modified coinsurance and the coinsurance bases. Reserves subject to this agreement were $919 million in 1997 and $936 million in 1996, for which the Company recorded policy reserve credits of $44.0 million in 1997 and 1996. Premiums ceded under this contract were $17.8 million in 1997 and $22.3 million in 1996. The reinsurer is required to reimburse the Company for its share of dividends paid on participating policies under a formula based on the relationship between actual dividends and the Company's general account earnings rate, which will in most instances result in a payment equal to the reinsurer's percentage share of the Company's actual dividends. The Company holds the entire dividend liability as a modified coinsurance liability. In view of the fact that these reimbursements will not in all instances equal the reinsurer's share of the Company's actual dividends, the Company considers all dividend reimbursements as miscellaneous income.

     The Company also reinsured certain other whole life and endowment contracts issued through 1974 under an agreement which combines the modified coinsurance and the coinsurance bases. Reserves subject to this agreement were $750 million in 1997 and $764 million in 1996, for which the Company recorded policy reserve credits of $34.2 million in 1997 and 1996. Premiums ceded under this contract were $16.2 million in

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

12.  REINSURANCE (CONTINUED):
1997 and $19.9 million in 1996. The reinsurer is required to reimburse the Company for its share of dividends paid on participating policies under a formula based on the relationship between actual dividends and the Company's general account earnings rate, which will in most instances result in a payment equal to the reinsurer's percentage share of the Company's actual dividends. The reinsurer coinsures $16 million of the Company's dividend liability with the balance of the dividend liability subject to a modified coinsurance arrangement. In view of the fact that these reimbursements will not in all instances equal the reinsurer's share of the Company's actual dividends, the Company records dividend reimbursements for which it has a coinsurance credit as dividends received with the remainder accounted for as miscellaneous income.

     The Company has coinsured a portion of its extended term insurance, guaranteed interest contract and long-term disability claim liabilities. The total ceded reserves and claims liabilities under these agreements were $42.3 million and $44.6 million at December 31, 1997 and 1996, respectively.

     During 1994, the Company entered into an agreement to reinsure approximately 50% of its block of paid-up life insurance policies. The Company transferred assets equal to the total liabilities ceded into a segregated portfolio within its general account to secure benefit payments from the reinsurer and established a funds held liability to the reinsurer for a corresponding amount. Reserves ceded under this agreement were $90.6 million and $96.9 million at December 31, 1997 and 1996, respectively.

     Prior to December 31, 1997, the Company had reinsured approximately 60 percent of its net retained individual disability ("DI") business under an agreement that was novated on December 31, 1997. Ceded premiums under this agreement were $43.6 million and $44.3 million during 1997 and 1996, respectively. The ceded reserves and claims liabilities were $219.4 million prior to novation on December 31, 1997, and $201.8 million at December 31, 1996.

     As of December 31, 1997, the in force block of DI policies has been 100 percent reinsured. Under the terms of this agreement, the reinsurer assumed the treaty liabilities of the novated agreement discussed in the preceding paragraph and additional liabilities of $153.4 million as of December 31, 1997; therefore, total ceded reserves, claim and dividend liabilities at December 31, 1997 were $372.8. The Company's statutory surplus increased by $21.2 million, net of tax, as a result of this agreement and the novation discussed in the preceding paragraph.

     The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

13.  GROUP PENSION BUSINESS:

     On December 31, 1993, the Company entered into an agreement with AEGON USA, Inc. ("AEGON") under which the Company agreed to sell substantially all of its group pension business, including its full service group pension contracts, consisting primarily of tax-deferred annuity, 401(k) and managed funds lines of business, to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA Life"). The sale (the "Group Pension Transaction") was accomplished through the transfer of $6.3 billion in group pension assets and liabilities, including $2.7 billion of general account assets and $3.6 billion of separate account assets. AUSA Life also acquired the corporate infrastructure supporting the group pension business, including personnel, data processing systems, facilities and regional offices. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provide that the Company will continue to manage the transferred assets, and that AUSA Life will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

13.  GROUP PENSION BUSINESS (CONTINUED):
     Effective with the agreement, AUSA Life reinsured, on an indemnity reinsurance basis, the contract liabilities funded by such general account assets. AUSA Life agreed to reinsure such general and separate account liabilities on an assumption reinsurance basis upon the consent of general account contractholders to assumption of their contracts. Substantially all of the contractholders elected assumption reinsurance.

     In connection with the Group Pension Transaction, on December 31, 1993, the Company made a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A notes and $50 million face amount of Series B notes ("the Notes"). The Series A notes pay interest at 6.44 percent per annum and the Series B notes pay interest at 6.24 percent per annum. Both the Series A and Series B notes mature on December 31, 2002.

     In addition to interest payments on the Notes, the Company has the right to receive certain payments based on the profits of the transferred business in force on the transaction date, a future payment tied to the determination of the value of the transferred business at the maturity date of the Notes, and a potential payment based on new business growth. Net operating losses, if any, on the transferred business for any year are carried forward to reduce profit payments in subsequent years. Any deficit remaining at the end of the nine-year term of the Notes may only be applied to reduce the final value of the business transferred and the principal amount of any outstanding Series A notes. For the years ended December 31, 1997 and 1996, the Company earned $51.5 million and $65.9 million, respectively, based upon the profits of the transferred group pension business and reflected these amounts in Commission and Expense Allowance on Reinsurance Ceded on the Company's statements of operations.

     From 1994 through 1996, the Company reinvested an aggregate of $169 million of the aforementioned profits and interest in additional Series A notes (the "Additional Notes") with a face amount equal to the amount reinvested. The interest on the Additional Notes was 1 percent above the two-year U.S. Treasury rate in effect at the time of their issuance. AUSA Life redeemed all of the Additional Notes at face value during 1997.

     The Company held $150 million face amount of Series A notes and $50 million face amount of Series B notes at December 31, 1997.

14.  NOTES PAYABLE:

     During 1997, the Company retired a remaining outstanding liability for borrowed money related to a floating rate note issued by a trust which qualified as a REMIC (Real Estate Mortgage Investment Conduit) under Section 860 of the Internal Revenue Code. The remaining floating rate note issued by the trust matured on September 25, 1997. The interest rate on the note issued by the trust ranged from 5.69 percent to 6.00 percent during 1997 and 5.56 percent to 6.07 percent in 1996. Interest expense incurred was $0.8 million in 1997 and $3.3 million in 1996. Mortgage assets of the Company were previously pledged as collateral for the trust. The Company had accounted for the trust which qualified as a REMIC by consolidating the trust's mortgages and debt.

15.  SURPLUS NOTES:

     In 1994, the Company completed the sale of $125 million 30-year surplus notes ("the Surplus Notes") which generated net proceeds of $70 million after a discount of 42.146 percent from the principal amount payable at maturity and issuance expenses of approximately $2.3 million. The $70 million of net proceeds has increased the Company's surplus by a corresponding amount.The Company has made no charge against its surplus for the accretion of discount on the Surplus Notes as prescribed by the Insurance Department of the State of New York. Interest on the Surplus Notes is scheduled to be paid on February 15 and August 15 of

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

15.  SURPLUS NOTES (CONTINUED):
each year, commencing February 15, 2000, at a rate of 11.25 percent per annum. Each accrual and payment of interest on the Surplus Notes may only be made with the prior approval of the New York State Superintendent of Insurance.

     As discussed in Note 2, under the terms of the Investment Agreement, the Investors purchased the MONY Notes from the Company with an aggregate principal amount of $115 million. The MONY Notes generated net proceeds of $111.4 million after issuance expenses of $3.6 million. The MONY Notes bear interest at the stated rate of 9.5 percent per annum and mature on December 30, 2012. Interest on the MONY Notes is payable semi-annually and principal is payable at maturity. Each accrual and payment of interest on the MONY Notes may only be made with the prior approval of the New York State Superintendent of Insurance.

16.  FEDERAL INCOME TAXES:

     The Company files a consolidated federal income tax return with its life and non-life subsidiaries. The allocation of federal income taxes is based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany tax balances are settled annually in the fourth quarter.

     The Company's federal income tax returns for years through 1991 have been examined with no proposed material adjustments. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.

     Pre-tax operating gains and pre-tax operating losses, as reported in the accompanying statements of operations, differ from the taxable income reported for tax purposes. Significant differences include the deferral and amortization of policy acquisition costs for tax purposes, the difference between statutory and tax reserves, the taxable portion of the Company's surplus (as applicable to mutual life insurers), depreciation expense and related recapture, capital gains deferred to the IMR, and equity in partnerships and joint ventures.

17.  PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS:

  Employee and Field Underwriter Retirement Plans

     The Company has a qualified pension plan covering substantially all of its salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security and (b) effective January 1, 1994, defined contribution accruals based on a Company matching contribution equal to 100 percent of the Company employee's elective deferrals under the incentive savings plan for employees up to 3 percent of the employee's eligible compensation and an additional 2 percent of eligible compensation for each active participant. The Company's funding and accounting policies are to contribute annually the maximum amount that can be deducted for federal income taxes and to charge expenses in the year in which the contributions are made. No contributions were made in the current year or prior year because the plan was subject to the full funding limitation under Section 412 of the Internal Revenue Code. At December 31, 1996, the most recent actuarial valuation date, the plan's accumulated benefit obligation, determined in accordance with Statements of Financial Accounting Standards and based on an assumed settlement rate of 7.50 percent, was $276.2 million including vested benefits of $274.4 million. The fair value of Plan assets as of December 31, 1996 was $393.4 million.

     The Company also has a qualified money purchase pension plan covering substantially all career field underwriters. Company contributions of 5 percent of earnings plus an additional 2 percent of such earnings in

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

17.  PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (CONTINUED):
excess of the social security wage base are made each year. In addition, after-tax voluntary field underwriter contributions of up to 10 percent of earnings are allowed. At December 31, 1996, the latest actuarial valuation date, the fair value of plan assets was $191.1 million. For the years ended December 31, 1997 and 1996, the Company contributed $3.3 million and $3.7 million to the plan, respectively.

     The Company sponsors a non-qualified defined benefit pension plan, which provides benefits in excess of Internal Revenue Service limits to certain employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's general account. The amounts accrued by the Company for this plan, based on an assumed 7.50 percent average interest rate for 1997 and 7.42 percent weighted average interest rate for 1996 were $38.2 million and $36.9 million in 1997 and 1996, respectively. The Company also maintains various non-qualified excess defined contribution plans for field underwriters and key employees. The amounts accrued for these various plans were $80.2 million and $67.5 million in 1997 and 1996, respectively.

  Deferred Compensation Plans

     The Company has incentive savings plans in which substantially all employees and career field underwriters are eligible to participate. The Company matches field underwriter contributions up to 2 percent of eligible compensation, as defined, and may also make an additional profit sharing contribution for non-officer employees. The Company made employer contributions of $2.4 million and $2.5 million to these plans in 1997 and 1996, respectively. In addition, the Company has two compensation plans for key employees that allow deferral of current compensation, as allowed by New York Insurance Law.

  Postretirement Benefits Other than Pensions

     The Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees and field underwriters. The Company accrues the estimated employee cost of retiree benefit payments for current retirees and fully vested employees and field underwriters by estimating the actuarial present value of benefits expected to be paid after retirement.

     At December 31, 1997 and 1996, the unamortized portion of the postretirement benefit transition obligation established at December 31, 1992, was approximately $54.0 million and $57.6 million, respectively. The Company amortizes this transition obligation over a period of twenty years. The amount of transition obligation amortized approximated $3.6 million during 1997 and 1996. The total cost to provide life insurance and health benefits for fully vested and retired employees and field underwriters, including the expense described above, was $11.2 million in 1997 and $10.6 million in 1996.

     At December 31, 1997, the unfunded postretirement benefit obligation for retirees and fully vested employees was $91.8 million, with $25.9 million included in Other Liabilities. At December 31, 1996, the unfunded postretirement benefit obligation for retirees and fully vested employees was $76.3 million, with $21.4 million included in Other Liabilities. The discount rate used in determining the accumulated postretirement benefit obligation was 6.75 percent and 7.50 percent in 1997 and 1996, respectively, and the health care cost trend rate was 11.0 percent graded to 6.0 percent by 2010 for 1997 and 1996.

     The health care cost trend rate assumption has an effect on the amounts reported. To illustrate, an increase in the assumed health care cost trend rates of one percentage point in each year would increase the estimated postretirement benefit obligation as of December 31, 1997 by $0.8 million and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for 1997 by $0.1 million.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

18.  COMMITMENTS AND CONTINGENCIES:

  Commitments:

     The Company maintains lines of credit with domestic banks totaling $100 million. The Company intends to renew the line of credit on June 30, 1998, the next scheduled renewal date. The Company has not borrowed against its credit lines since 1982.

     At December 31, 1997 the Company had commitments to issue $29.1 million of fixed rate farm loans with interest rates ranging from 7.45 percent to 8.0 percent and terms based on rate reset dates of 1 to 10 years. The Company also committed to $36.4 million of commercial loan investments with interest rates ranging from 7.23 percent to 8.17 percent and terms of 5 to 15 years. There were $41.0 million outstanding bond commitments as of December 31, 1997.

  Contingencies:

     The Company has guaranteed to certain states that the surplus of MONY America will be maintained at amounts at least equal to the minimum surplus required for admission to those states.

     At December 31, 1997, the Company has guaranteed $34 million related to real estate held by unrelated investors.

     In late 1995 and during 1996, a number of purported class actions were commenced in various state and federal courts against the Company and MONY America ("the Companies") alleging that the Companies engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies during the period 1980 to the present. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e. breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). The Companies have answered the complaints in each action (except for one being voluntarily held in abeyance), have denied any wrongdoing, and have asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination, had an ownership interest in a whole or universal life insurance policy issued by the Companies and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Companies filed a motion to dismiss or, alternatively, motion for summary judgment on all counts of the complaint.

     The Massachusetts District Court in the Multidistrict Litigation has entered an order recognizing the Goshen case as the lead case and essentially holding all of the federal cases in abeyance pending the action of the Goshen case. Consequently, all other putative class actions have been either consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Companies' motion for summary judgment and dismissed all claims filed in the Goshen case against the Companies. The order by the New York State Supreme Court has been appealed to the Appellate Division by plaintiffs and all actions before the United States District Court for the District of Massachusetts are still pending.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts. During 1996, litigation settlements of $12.6 million related to prior years' events were charged directly to surplus.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

18.  COMMITMENTS AND CONTINGENCIES (CONTINUED):
     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any additional liability beyond that recorded in the financial statements at December 31, 1997, resulting from the resolution of these matters will not have a material adverse effect on the Company's statutory surplus or results of operations.

     In 1994, the Company reached an agreement for the transfer of the management of its information systems operations to Computer Sciences Corporation ("CSC"). Under the terms of this agreement, CSC agreed to operate, manage and enhance the Company's information systems operations. In 1997, the Company and CSC mutually agreed to terminate all agreements between them. In connection with the termination, the Company paid $21.2 million to CSC.

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the Company's statutory surplus or results of operations.

19.  LEASES:


     The Company has entered into various operating and capital lease agreements for office space and furniture and equipment, including a 17-year capital with the NY IDA (See Note 6). The Company's leases have remaining non-cancelable lease terms in excess of one year. Total rental expense for these leases amounted to $22.4 million in 1997 and $21.8 million in 1996.


     The future minimum rental obligations under these leases at December 31, 1997 are as follows:

                                                                           (IN MILLIONS)
                                                                           -------------
        1998.............................................................     $  17.5
        1999.............................................................        17.7
        2000.............................................................        17.6
        2001.............................................................        16.9
        2002.............................................................        17.5
        Later years......................................................       152.8
                                                                               ------
                  Total..................................................     $ 240.0
                                                                               ======

20.  YEAR 2000:

     The Year 2000 issue is the result of the widespread use of computer programs written using two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe capacity necessary to accommodate a four-digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major systems failure or miscalculations. The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 issue will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 issue may have a material impact on the operations of the Company. Furthermore, even if the Company completes such modifications and conversions on a timely basis, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company. The Company estimates the total cost to resolve its Year 2000 problem to be approximately $18 million.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            ($ AMOUNTS IN THOUSANDS)

     The following is a summary of certain financial data from the Company's Annual Statement included in other exhibits and schedules subjected to audit procedures by independent accountants and utilized by the Company's actuaries in the determination of reserves:

INVESTMENT INCOME EARNED:
    U.S. Government bonds............................................................................        12,367
    Other bonds (unaffiliated).......................................................................       327,504
    Bonds of affiliates..............................................................................           125
    Preferred stocks (unaffiliated)..................................................................           115
    Preferred stocks of affiliates...................................................................             0
    Common stocks (unaffiliated).....................................................................        52,707
    Common stocks of affiliates......................................................................         6,915
    Mortgage loans...................................................................................       127,293
    Real estate......................................................................................       170,576
    Premium notes, policy loans and liens............................................................        78,690
    Collateral loans.................................................................................             0
    Cash on hand and on deposit......................................................................           422
    Short-term investments...........................................................................        12,033
    Other invested assets............................................................................        24,796
    Derivative instruments...........................................................................           581
    Aggregate write-ins for investment income........................................................         5,594
                                                                                                         -----------
        Gross investment income......................................................................       819,718
                                                                                                         ===========
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES....................................................     1,011,584
MORTGAGE LOANS -- BOOK VALUE:
    Farm mortgages...................................................................................       418,694
    Residential mortgages............................................................................         2,551
    Commercial mortgages.............................................................................     1,016,216
                                                                                                         -----------
        Total mortgage loans.........................................................................     1,437,461
                                                                                                         ===========
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
    Good standing....................................................................................     1,174,737
    Good standing with restructured terms............................................................       250,013
    Interest overdue more than three months, not in foreclosure......................................         1,006
    Foreclosure in process...........................................................................        11,705
                                                                                                         -----------
        Total mortgage loans.........................................................................     1,437,461
                                                                                                         ===========
OTHER LONG TERM ASSETS -- STATEMENT VALUE............................................................     1,553,283
COLLATERAL LOANS.....................................................................................             0
BONDS & STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
    Bonds............................................................................................             0
    Preferred Stocks.................................................................................             0
    Common Stocks....................................................................................       278,836
BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
-----------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY -- STATEMENT VALUE:
    Due within one year or less......................................................................       324,848
    Over 1 year through 5 years......................................................................     1,468,662
    Over 5 years through 10 years....................................................................     2,191,029
    Over 10 years through 20 years...................................................................       671,627
    Over 20 years....................................................................................       223,051
                                                                                                         -----------
        Total by Maturity............................................................................     4,879,217
                                                                                                         ===========

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            ($ AMOUNTS IN THOUSANDS)

BONDS AND SHORT-TERM INVESTMENTS BY CLASS -- STATEMENT VALUE:
    Class 1..........................................................................................     2,952,209
    Class 2..........................................................................................     1,708,576
    Class 3..........................................................................................       175,131
    Class 4..........................................................................................        26,759
    Class 5..........................................................................................         6,429
    Class 6..........................................................................................        10,113
                                                                                                         -----------
        Total by Class...............................................................................     4,879,217
                                                                                                         ===========
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PUBLICLY TRADED............................................     2,672,585
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PRIVATELY TRADED...........................................     2,206,632
PREFERRED STOCKS -- STATEMENT VALUE..................................................................         7,931
COMMON STOCKS -- MARKET VALUE........................................................................       548,803
SHORT-TERM INVESTMENTS -- BOOK VALUE.................................................................       178,308
FINANCIAL OPTIONS OWNED -- STATEMENT VALUE...........................................................             0
FINANCIAL OPTIONS WRITTEN AND IN FORCE -- STATEMENT VALUE............................................             0
FINANCIAL FUTURES CONTRACTS OPEN -- CURRENT PRICE....................................................             0
CASH ON HAND AND ON DEPOSIT..........................................................................        33,303
LIFE INSURANCE IN FORCE:
    Industrial.......................................................................................             0
    Ordinary.........................................................................................    65,622,510
    Credit Life......................................................................................             0
    Group Life.......................................................................................     7,080,781
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER ORDINARY POLICIES................................     3,689,538
LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS IN FORCE:
    Industrial.......................................................................................             0
    Ordinary.........................................................................................    35,416,525
    Credit Life......................................................................................             0
    Group Life.......................................................................................       154,521
SUPPLEMENTARY CONTRACTS IN FORCE:
    Ordinary -- Not Involving Life Contingencies
        Amount on Deposit............................................................................       174,770
        Income Payable...............................................................................         2,338
    Ordinary -- Involving Life Contingencies
        Income Payable...............................................................................         6,092
    Group -- Not Involving Life Contingencies
        Amount on Deposit............................................................................         2,695
        Income Payable...............................................................................           526
    Group -- Involving Life Contingencies
        Income Payable...............................................................................             7
ANNUITIES:
    Ordinary
-----------------------------------------------------------------------------------------------------
        Immediate -- Amount of Income Payable........................................................         7,423
        Deferred -- Fully Paid -- Account Balance....................................................        17,342
        Deferred -- Not Fully Paid -- Account Balance................................................         8,778
    Group
-----------------------------------------------------------------------------------------------------
        Amount of Income Payable.....................................................................        27,688
        Fully Paid -- Account Balance................................................................        31,992
        Not Fully Paid -- Account Balance............................................................             0

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            ($ AMOUNTS IN THOUSANDS)

ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
    Ordinary.........................................................................................        79,423
    Group............................................................................................         3,268
    Credit...........................................................................................             0
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
    Deposit Funds -- Account Balance.................................................................       563,047
    Dividend Accumulations -- Account Balance........................................................       296,751
CLAIM PAYMENTS 1997:
    Group Accident and Health -- Year Ended December 31, 1997
        1997.........................................................................................         9,818
        1996.........................................................................................         3,439
        1995.........................................................................................           614
        1994.........................................................................................           157
        1993.........................................................................................           163
        Prior........................................................................................         1,444
    Other Accident and Health -- Year Ended December 31, 1997
        1997.........................................................................................         1,922
        1996.........................................................................................         3,690
        1995.........................................................................................         3,333
        1994.........................................................................................         1,979
        1993.........................................................................................         2,587
        Prior........................................................................................         6,246
    Other coverages that use developmental methods to calculate claims reserves -- Year Ended
     December 31, 1997
        1997.........................................................................................             0
        1996.........................................................................................             0
        1995.........................................................................................             0
        1994.........................................................................................             0
        1993.........................................................................................             0
        Prior........................................................................................             0

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A) The following Financial Statements are included in this Registration
Statement:

     (1) With respect to MONY Variable Account A

        (a) Report of Independent Accountants

        (b) Statements of assets and liabilities as of December 31, 1997


        (c) Statements of operations for the year ended December 31, 1997


        (d) Statements of changes in net assets for the years ended December 31, 1997 and 1996

        (e) Notes to financial statements

     (2) With respect to The Mutual Life Insurance Company of New York:

        (a) Comment on financial statements of MONY
        (b) Report of Independent Accountants

        (c) Balance sheets as of December 31, 1997 and 1996


        (d) Statements of operations for the years ended December 31, 1997 and 1996


        (e) Statements of surplus for the years ended December 31, 1997 and 1996


        (f) Statements of cash flows for the years ended December 31, 1997 and 1996

        (g) Notes to financial statements

     (B) Exhibits

     (1) Resolutions of Board of Trustees of The Mutual Life Insurance Company of New York ("Company") authorizing the establishment of MONY Variable Account A ("Variable Account"), adopted November 28, 1990, filed as Exhibit (1) to Pre-Effective Amendment No. 1 to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, are incorporated herein by reference.

     (2) Not applicable.

     (3) (a) Underwriting Agreement between MONY Securities Corp., The Mutual Life Insurance Company of New York, and MONY Series Fund, Inc. filed as Exhibit
(3)(a) to Registration Statement (Registration No. 33-37718) dated November 9, 1990, is incorporated herein by reference.

         (b) Specimen Agreement with Registered Representatives filed as
     Exhibit 3(b) to PreEffective Amendment No. 1, to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, is incorporated herein by reference.

         (c) Specimen Agreement (Career Contract) between the Company and selling agents (with Commission Schedule), filed as Exhibit 3(c) to Registration Statement Nos. 33-18626 and 811-5394, dated November 20, 1987, is incorporated herein by reference.


     (4) Proposed forms of Flexible Payment Variable Annuity Contracts, filed as Exhibit (4) to Pre-Effective Amendment No. 1 to Registration Statement (Registration Nos. 33-37722 and 811-6126) dated December 17, 1990, is incorporated herein by reference.



     (5) Proposed form of Application for Flexible Payment Variable Annuity Contract (included in Exhibit 4).


     (6) Articles of Incorporation and By-Laws of the Company, filed as Exhibit 6 to Registration Statement (Registration Nos. 33-19836 and 811-5457) No. 33-13850, dated January 27, 1988, is incorporated herein by reference.

     (7) Not applicable.

     (8) Not applicable.

     (9) Opinion and Consent of Edward P. Bank, Esq., as Vice President and Deputy General Counsel, filed as Exhibit 9 to Post-Effective Amendment No. 2 to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated February 28, 1992, is incorporated herein by reference.

     (10) Consent of Coopers & Lybrand L.L.P., Independent Accountants for MONY Variable Account A. Consent of Coopers & Lybrand L.L.P., Independent Accountants for The Mutual Life Insurance Company of New York.

     (11) Not applicable.

     (12) Not applicable.

     (13) Calculation of Performance Data.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

1.  TRUSTEES

     CLAUDE M. BALLARD, JR. Ltd. Partner, Goldman, Sachs & Company, New York,
N.Y.

     TOM H. BARRETT Former Chairman of the Board, President & Chief Executive Officer, The Goodyear Tire & Rubber Company, Akron, Ohio.

     DAVID L. CALL Ronald P. Lynch Dean Emeritus, Cornell University, College of Agriculture and Life Sciences, Ithaca, New York.

     G. ROBERT DURHAM Retired Chairman and Chief Executive Officer, Walter Industries, Inc., Tampa, Florida and Retired Chairman and Chief Executive Officer, Phelps Dodge Corporation.

     JAMES B. FARLEY Retired Chairman and Chief Executive Office, MONY.

     ROBERT HOLLAND, JR. Former Chairman and Chief Executive Officer, Ben & Jerry's Homemade, Inc.

     JAMES L. JOHNSON Chairman Emeritus, GTE Corporation, Stamford, Connecticut.

     ROBERT R. KILEY President and Chief Executive Officer, The New York City Partnership and Chamber of Commerce, Inc., New York, NY.

     JOHN R. MEYER Emeritus Professor, Harvard University, Cambridge, Massachusetts.

     PAUL A. MILLER Chairman of the Executive Committee, Pacific Enterprises, Los Angeles, California.

     JANE C. PFEIFFER Management Consultant, Greenwich, Connecticut.

     THOMAS C. THEOBALD Managing Director, William Blair Capital Partners, L.L.C., Chicago, Illinois, Chicago, Illinois.

2.  OFFICER-TRUSTEES

     MICHAEL I. ROTH, Chairman and Chief Executive Officer, MONY; Director, Chairman of the Board, and Chief Executive Officer, MONY Life Insurance Company of America; Director, MONY CS, Inc., and 1740 Advisers, Inc.

     SAMUEL J. FOTI, President and Chief Operating Officer, MONY; Director, President and Chief Operating Officer, MONY Life Insurance Company of America; Director, MONY Brokerage, Inc., Director and Chairman, MONY International Holdings, Inc., MONY Life Insurance Company of the Americas, Ltd., and MONY Bank & Trust Company of the Americas, Ltd.

     KENNETH M. LEVINE, Executive Vice President and Chief Investment Officer, MONY; Director, Chairman, and President, MONY Series Fund, Inc.; Director and Executive Vice President, MONY Life Insurance Company of America, Director, 1740 Advisers, Inc., MONY Funding, Inc., MONY Realty Partners, Inc., and 1740 Ventures, Inc.

3.  OTHER OFFICERS

     THOMAS J. CONKLIN, Senior Vice President and Secretary, MONY.

     RICHARD E. CONNORS, Senior Vice President, MONY; Director, MONY Life Insurance Company of America.

     RICHARD DADDARIO, Executive Vice President and Chief Financial Officer, MONY; Vice President, MONY Advisers, Inc.; Director, Vice President and Controller, MONY Life Insurance Company of America.

     PHILLIP A. EISENBERG, Senior Vice President and Chief Actuary, MONY; Director and Vice President, MONY Life Insurance Company of America.

     STEPHEN J. HALL, Senior Vice President, MONY; Director, MONY Life Insurance Company of America.

     RICHARD E. MULROY, JR., Senior Vice President and General Counsel, MONY.

     FRANCIS J. WALDRON, Senior Vice President, MONY.

     DAVID V. WEIGEL, Vice President -- Treasurer, MONY; Vice President and Treasurer, MONY Credit Corporation, MONY Realty Partners, Inc., and 1740 Ventures, Inc.; Treasurer, 1740 Advisers, Inc., MONY Life Insurance Company of America, MONY Series Fund, Inc., MONY Brokerage, Inc., MONY-Rockville/GP, Inc., MONY Bloomfield Hills, Inc., and MONY Funding, Inc.

     For more than the past five years, the principal occupation of each of the officers listed above has been an officer of MONY.

     The business address for all officers and officer-trustees of the Company is 1740 Broadway, New York, New York 10019.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The following is a diagram showing all corporations directly or indirectly controlled by or under common control with the Company, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of the Company that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of the Company.

                                                          [ORGANIZATIONAL CHART]

ITEM 27.  NUMBER OF CERTIFICATE OWNERS:


     As of December 31, 1997, MONY Variable Account A had 10,996 owners of contracts.


ITEM 28.  INDEMNIFICATION

     The By-Laws of The Mutual Life Insurance Company of New York provide, in
Article XVI as follows:

     Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a trustee, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Chapter 513, 1986 Laws of New York, the Board of Trustees may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of trustees and officers, and the advance payment of their expenses in connection therewith.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) MONY Securities Corp. ("MSC"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), is the principal underwriter of the Registrant and also acts as principal underwriter for MONY Series Fund, Inc. (the "Fund"). MONY acts as sub-investment adviser to the Fund through a services agreement.

     (b) The names, titles, and principal business addresses of the officers of MSC are listed on Schedule A of Form BD for MSC (Registration No. 8-15289) (originally filed on behalf of MONY Sales, Inc. on November 23, 1969) and Form U-4 filed by each individual officer, the text of which is hereby incorporated by reference.


     (c) No commissions or other compensation was received by the principal underwriter, directly or indirectly, from or MONY Variable Account A during fiscal year 1997 and 1996.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


     Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Mutual Life Insurance Company of New York, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202.


ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONY Variable Account A, has duly caused this Post-Effective Amendment No. 18 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on this 2nd day of March, 1998.


                                          MONY VARIABLE ACCOUNT A
                                          (Registrant)

                                          THE MUTUAL LIFE INSURANCE COMPANY
                                          OF NEW YORK
                                          (Depositor)

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                                 Michael I. Roth, Trustee,
                                            Chairman and Chief Executive Officer
                                               Chairman, President and Chief
                                                      Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                     SIGNATURE                                   TITLE                     DATE
                     ---------                                   -----                     ----

                /s/ MICHAEL I. ROTH                  Trustee, Chairman and Chief     March 2, 1998
---------------------------------------------------    Executive Officer
                  Michael I. Roth

                /s/ SAMUEL J. FOTI                   Trustee, President and          March 2, 1998
---------------------------------------------------    Chief Operating Officer
                  Samuel J. Foti

               /s/ KENNETH M. LEVINE                 Trustee, Executive Vice         March 2, 1998
---------------------------------------------------    President
                 Kenneth M. Levine                     and Chief Investment Officer

               /s/ RICHARD DADDARIO                  Executive Vice President        March 2, 1998
---------------------------------------------------    and Chief Financial Officer
                 Richard Daddario

             /s/ PHILLIP A. EISENBERG                Senior Vice President           March 2, 1998
---------------------------------------------------    and Chief Actuary
               Phillip A. Eisenberg

               /s/ THOMAS J. CONKLIN                 Senior Vice President           March 2, 1998
---------------------------------------------------    and Secretary
                 Thomas J. Conklin

                         *                           Trustee                         March 2, 1998
---------------------------------------------------
              Claude M. Ballard, Jr.

                         *                           Trustee                         March 2, 1998
---------------------------------------------------
                  Tom H. Barrett

                         *                           Trustee                         March 2, 1998
---------------------------------------------------
                   David L. Call

                         *                           Trustee                         March 2, 1998
---------------------------------------------------
                 G. Robert Durham

                     SIGNATURE                                   TITLE                     DATE
                     ---------                                   -----                     ----
                         *                           Trustee                         March 2, 1998
---------------------------------------------------
                  James B. Farley

                         *                           Trustee                         March 2, 1998
---------------------------------------------------
                Robert Holland, Jr.

                         *                           Trustee                         March 2, 1998
---------------------------------------------------
                 James L. Johnson

                         *                           Trustee                         March 2, 1998
---------------------------------------------------
                   John R. Meyer

                         *                           Trustee                         March 2, 1998
---------------------------------------------------
                 Jane C. Pfeiffer

                         *                           Trustee                         March 2, 1998
---------------------------------------------------
                Thomas C. Theobald

*By: /s/ THOMAS J. CONKLIN                                                           March 2, 1998
--------------------------------------------------
     Thomas J. Conklin
     Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION
-----------   ----------------------------------------------------------------------------------
  (10)        Consent of Coopers & Lybrand L.L.P., Independent Accountants
  (13)        Calculation of Performance Data
  (14)        Financial Data Schedule